AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2011.

1933 ACT FILE NO. 033-23166

1940 ACT FILE NO. 811-05624

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D. C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 93	☒

AND/OR

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 94	☒

MORGAN STANLEY INSTITUTIONAL FUND, INC.

(Exact Name of Registrant as Specified in Charter)

522 FIFTH AVENUE

NEW YORK, NEW YORK 10036

(Address of Principal Executive Offices)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 296-6970

STEFANIE V. CHANG YU, ESQ.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

522 FIFTH AVENUE

NEW YORK, NEW YORK 10036

(Name and Address of Agent for Service)

COPY TO:

CARL FRISCHLING, ESQ. KRAMER LEVIN NAFTALIS & FRANKEL LLP 1177 AVENUE OF THE AMERICAS NEW YORK, NEW YORK 10036	STUART M. STRAUSS, ESQ. DECHERT LLP 1095 AVENUE OF THE AMERICAS NEW YORK, NEW YORK 10036

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☐   immediately upon filing pursuant to paragraph (b)

☒   on April 29, 2011 pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a) (1)

☐   on (date) pursuant to paragraph (a) (1)

☐   75 days after filing pursuant to paragraph (a) (2)

☐   On (date) pursuant to paragraph (a) (2) of rule 485.

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Non U.S. and Global Portfolios

Active International Allocation Portfolio

Asian Equity Portfolio

Emerging Markets Portfolio

Global Franchise Portfolio

International Equity Portfolio

International Small Cap Portfolio

Select Global Infrastructure Portfolio

Share Class and Ticker Symbol
Portfolio	Class I	Class P	Class H	Class L
Active International Allocation Portfolio	MSACX	MSIBX	—	—

Asian Equity Portfolio	MEQIX	MEQPX	MEQHX	MEQLX

Emerging Markets Portfolio	MGEMX	MMKBX	—	—

Global Franchise Portfolio	MSFAX	MSFBX	—	—

International Equity Portfolio	MSIQX	MIQBX	—	—

International Small Cap Portfolio	MSISX	MSCPX	—	—

Select Global Infrastructure Portfolio	MTIIX	MTIPX	MTIHX	MTILX

Prospectus

April 29, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Active International Allocation Portfolio

Objective

The Active International Allocation Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the Adviser, Morgan Stanley Investment Management Inc., in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Advisory Fee*	0.65%	0.65%
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses*	0.27%	0.27%
Total Annual Portfolio Operating Expenses*	0.92%	1.17%
Fee Waiver and/or Expense Reimbursement*	0.12%	0.12%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.80%	1.05%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$82	$255	$444	$990
Class P	$107	$334	$579	$1,283

*  The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.80% for Class I and 1.05% for Class P. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) dynamics/fundamental change; and (iii) market momentum/technicals.

The Adviser's Active International Allocation team analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"). The Adviser—on an ongoing basis—establishes the proportion or weighting for each country and/or sector (e.g., overweight, underweight or neutral) relative to the MSCI EAFE Index and within each country and/or sector, will try to replicate, in the aggregate, the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities. In most cases, the local MSCI index for that country will be the broad local market index. The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants.

The Portfolio may invest in emerging market or developing countries and, with regard to such investments, may make global, regional and sector allocations to emerging markets, as well as allocations to specific emerging market or developing countries. The Portfolio may also use derivative instruments as discussed below. These derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and contracts for difference ("CFDs"), and other related instruments and techniques. The Portfolio may utilize forward foreign

1

Active International Allocation Portfolio (Cont'd)

currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Class has different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q2 '09)	24.16%

Low Quarter	(Q3 '08)	–19.01%

2

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Active International Allocation Portfolio (Cont'd)

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	8.95%	3.84%	4.46%
Return after Taxes on Distributions	8.79%	3.08%	3.82%
Return after Taxes on Distributions and Sale of Portfolio Shares	6.42%	3.22%	3.69%
Class P
Return before Taxes	8.69%	3.57%	4.19%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[1]	7.75%	2.46%	3.50%
Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)[2]	8.82%	2.33%	3.06%

1  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

2  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Active International Allocation team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Ann D. Thivierge	Managing Director	June 1995

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" section beginning on page 42 of this Prospectus.

Class I and Class P shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through Morgan Stanley Institutional Fund, Inc. (the "Fund") by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian").

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 42 and 45, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

3

Asian Equity Portfolio

Objective

The Asian Equity Portfolio seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of the Fund or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 43 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%		2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*‡	4.73%	4.73%	4.73%	4.73%
Total Annual Portfolio Operating Expenses*	5.68%	5.93%	5.93%	6.43%
Fee Waiver and/or Expense Reimbursement*	4.23%	4.23%	4.23%	4.23%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.45%	1.70%	1.70%	2.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$148	$459
Class P	$173	$536
Class H	$640	$985
Class L	$223	$688

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

‡  Other expenses have been estimated for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.45% for Class I, 1.70% for Class P, 1.70% for Class H and 2.20% for Class L. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the period of December 28, 2010 through December 31, 2010, the Portfolio's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and/or the Portfolio's "Sub-Adviser," Morgan Stanley Investment Management Company ("MSIM Company"), seek to achieve the Portfolio's investment objective by investing primarily in equity securities of companies in the Asia-Pacific region, excluding Japan.

The Adviser and/or Sub-Adviser combine a top-down investment approach that focuses on country, sector and thematic allocation with a bottom-up approach for stock selection. The Adviser and/or Sub-Adviser allocate the Portfolio's assets among equity securities in markets within the Asia Pacific region, excluding Japan, based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research.

4

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Asian Equity Portfolio (Cont'd)

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers located in the Asia-Pacific region. The Portfolio's equity investments may include convertible securities. The Adviser and/or Sub-Adviser generally consider selling an investment when they determine the company no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Portfolio's equity investments may include convertible securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Asia-Pacific Market Risk. The small size of securities markets and the low trading volume in many countries in the Asia-Pacific region may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar and devaluation, all of which could decrease the value of the Portfolio. In addition, because the Portfolio concentrates in a single region of the world, the Portfolio's performance may be more volatile than that of a fund that invests globally. Consequently, if Asian securities fall out of favor, it may cause the Portfolio to underperform funds that do not concentrate in a single region of the world.

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio is available online at www.morganstanley.com/im.

Investment Adviser and Sub-Adviser

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Company.

Portfolio Managers. The Portfolio is managed by members of the Asian Equity team. Information about the

5

Asian Equity Portfolio (Cont'd)

member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with MSIM Company	Date Began Managing Portfolio
James Cheng	Managing Director	December 2010

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 42 and 43, respectively of this Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 42 and 45, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Emerging Markets Portfolio

Objective

The Emerging Markets Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Advisory Fee*	1.19%	1.19%
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses*	0.29%	0.29%
Total Annual Portfolio Operating Expenses*	1.48%	1.73%
Fee Waiver and/or Expense Reimbursement*	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.48%	1.73%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$151	$468	$808	$1,768
Class P	$176	$545	$939	$2,041

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.65% for Class I and 1.90% for Class P. The fee waivers and/or expense reimbursement are expected to continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and the Portfolio's "Sub-Advisers," MSIM Company and Morgan Stanley Investment Management Limited ("MSIM Limited"), seek to maximize returns by investing primarily in growth-oriented equity securities in emerging markets.

The Adviser's and Sub-Advisers' investment approach combines top-down country allocation with bottom-up stock selection. The Adviser and Sub-Advisers allocate the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To manage risk, the Adviser and/or Sub-Advisers emphasize macroeconomic and fundamental research.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers located in emerging market countries. The Portfolio's equity investments may include convertible securities. The Adviser and/or Sub-Advisers generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and CFDs, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less

7

Emerging Markets Portfolio (Cont'd)

reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Class has different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q2 '09)	35.03%

Low Quarter	(Q4 '08)	–29.79%

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	18.49%	11.34%	14.78%
Return after Taxes on Distributions	18.53%	9.78%	13.97%
Return after Taxes on Distributions and Sale of Portfolio Shares	12.39%	9.70%	13.33%
Class P
Return before Taxes	18.20%	11.06%	14.49%
MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)[1]	18.88%	12.78%	15.89%
Lipper Emerging Markets Funds Index (reflects no deduction for taxes)[2]	20.14%	11.25%	15.17%

1  The Morgan Stanley Capital International (MSCI) Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 21 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

2  The Lipper Emerging Markets Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Markets Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors

8

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Emerging Markets Portfolio (Cont'd)

who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser and Sub-Advisers

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The Portfolio is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Ruchir Sharma	Managing Director	April 2002

Paul Psaila	Managing Director	February 1994

Eric Carlson	Managing Director	September 1997

Name	Title with MSIM Company	Date Began Managing Portfolio
James Cheng	Managing Director	August 2006

Name	Title with MSIM Limited	Date Began Managing Portfolio
Ana Cristina Piedrahita	Executive Director	January 2002

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" section beginning on page 42 of this Prospectus.

Class I and Class P shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 42 and 45, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

9

Global Franchise Portfolio

Objective

The Global Franchise Portfolio seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Advisory Fee*	0.80%	0.80%
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses*	0.28%	0.28%
Total Annual Portfolio Operating Expenses*	1.08%	1.33%
Fee Waiver and/or Expense Reimbursement*	0.08%	0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.00%	1.25%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$318	$552	$1,225
Class P	$127	$397	$686	$1,511

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.00% for Class I and 1.25% for Class P. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio's "Sub-Advisers," MSIM Limited and MSIM Company, seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

The Sub-Advisers emphasize individual stock selection and seek to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. The franchise focus of the Portfolio is based on the Sub-Advisers' belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Advisers believe that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio is non-diversified and may focus its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio may also invest in the equity securities of any size company. The Portfolio's equity investments may include convertible securities.

The Sub-Advisers generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may utilize forward foreign currency exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will

10

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Global Franchise Portfolio (Cont'd)

be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Small Capitalization Companies. Investments in small capitalization companies entail greater risks than those associated with larger, more established companies. Often the securities issued by small capitalization companies may be less liquid. Such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Non-Diversified Portfolio. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Class has different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q2 '09)	18.11%

Low Quarter	(Q4 '08)	–13.37%

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Since Inception
Class I (commenced operations on 11/28/01)
Return before Taxes	14.07%	6.99%	11.02%
Return after Taxes on Distributions	13.68%	5.82%	10.10%
Return after Taxes on Distributions and Sale of Portfolio Shares	9.92%	5.88%	9.69%
Class P (commenced operations on 11/28/01)
Return before Taxes	13.83%	6.72%	10.72%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[1]	11.76%	2.43%	4.84%
Lipper Global Multi-Cap Growth Funds Index (reflects no deduction for taxes)[2]	19.93%	6.00%	7.25%

1  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 24 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

2  The Lipper Global Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Multi-Cap Growth Funds classification. There are currently 10 funds represented in this Index.

11

Global Franchise Portfolio (Cont'd)

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser and Sub-Advisers

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The Portfolio is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with MSIM Limited	Date Began Managing Portfolio
William D. Lock	Managing Director	June 2009

Walter B. Riddell	Managing Director	June 2009

John S. Goodacre	Executive Director	June 2009

Vladimir A. Demine	Executive Director	June 2009

Bruno Paulson	Executive Director	June 2009

Name	Title with MSIM Company	Date Began Managing Portfolio
Peter J. Wright	Managing Director	June 2009

Christian Derold	Executive Director	June 2009

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" section beginning on page 42 of this Prospectus.

Class I and Class P shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 42 and 45, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

12

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

International Equity Portfolio

Objective

The International Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Advisory Fee*	0.80%	0.80%
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses*	0.18%	0.18%
Total Annual Portfolio Operating Expenses*	0.98%	1.23%
Fee Waiver and/or Expense Reimbursement*	0.03%	0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.95%	1.20%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$97	$303	$525	$1,166
Class P	$122	$381	$660	$1,455

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.95% for Class I and 1.20% for Class P. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio's "Sub-Advisers," MSIM Limited and MSIM Company, seek to maintain a diversified portfolio of equity securities of non-U.S. issuers based on individual stock selection. The Sub-Advisers emphasize a bottom-up approach to investing that seeks to identify securities of issuers they believe are undervalued. The Sub-Advisers focus on developed markets, but they may invest in emerging markets.

The Sub-Advisers select issuers from a universe comprised of approximately 1,200 companies in non-U.S. markets. In assessing investment opportunities, the Sub-Advisers consider value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. The Portfolio's equity investments may include convertible securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and CFDs, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and

13

International Equity Portfolio (Cont'd)

decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Class has different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q2 '09)	18.41%

Low Quarter	(Q3 '02)	–15.70%

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	6.08%	3.02%	5.48%
Return after Taxes on Distributions	5.98%	1.41%	4.14%
Return after Taxes on Distributions and Sale of Portfolio Shares	4.39%	2.55%	4.57%
Class P
Return before Taxes	5.78%	2.76%	5.23%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[1]	7.75%	2.46%	3.50%
Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)[2]	8.82%	2.33%	3.06%

1  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

2  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. There are currently 30 funds represented in this Index.

14

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

International Equity Portfolio (Cont'd)

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser and Sub-Advisers

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The Portfolio is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with MSIM Limited	Date Began Managing Portfolio
William D. Lock	Managing Director	May 1999

Walter B. Riddell	Managing Director	May 1999

John S. Goodacre	Executive Director	February 2006

Vladimir A. Demine	Executive Director	June 2009

Bruno Paulson	Executive Director	June 2009

Name	Title with MSIM Company	Date Began Managing Portfolio
Peter J. Wright	Managing Director	May 1999

Christian Derold	Executive Director	May 2006

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" section beginning on page 42 of this Prospectus.

Class I and Class P shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 42 and 45, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

15

International Small Cap Portfolio

Objective

The International Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities of small non-U.S. companies.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Advisory Fee*	0.95%	0.95%
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses*	0.23%	0.23%
Total Annual Portfolio Operating Expenses*	1.18%	1.43%
Fee Waiver and/or Expense Reimbursement*	0.03%	0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.15%	1.40%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$117	$365	$633	$1,398
Class P	$143	$443	$766	$1,680

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.15% for Class I and 1.40% for Class P. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio's "Sub-Adviser," MSIM Limited, seeks to maintain a diversified portfolio of equity securities of small non-U.S. issuers based on individual stock selection. The Sub-Adviser emphasizes a bottom-up approach to investing that seeks to identify securities of issuers it believes are undervalued.

The Sub-Adviser selects issuers from a universe comprised of small cap companies (those with total market capitalizations of $5 billion or less) in non-U.S. markets, including emerging markets. In assessing investment opportunities, the Sub-Adviser considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis.

Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of non-U.S. small cap companies. The Portfolio's equity investments may include convertible securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and CFDs, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and

16

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

International Small Cap Portfolio (Cont'd)

decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Small Cap Companies. Investments in small cap companies entail greater risks than those associated with larger, more established companies. Often the securities issued by small cap companies may be less liquid. Such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Class has different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q2 '09)	25.75%

Low Quarter	(Q3 '08)	–20.74%

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I (commenced operations on 12/5/92)
Return before Taxes	15.72%	1.04%	7.97%	10.00%
Return after Taxes on Distributions	15.78%	–0.52%	6.55%	8.47%
Return after Taxes on Distributions and Sale of Portfolio Shares	10.40%	1.08%	7.00%	8.60%
MSCI EAFE Small Cap Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	22.04%	2.81%	9.23%	6.23%
Lipper International Small/Mid-Cap Value Funds Average (reflects no deduction for taxes)[2]	21.99%	5.45%	9.50%	9.77%

17

International Small Cap Portfolio (Cont'd)

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class P (commenced operations on 10/21/08)
Return before Taxes	15.41%	N/A	N/A	19.94%
MSCI EAFE Small Cap Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	22.04%	N/A	N/A	27.84%
Lipper International Small/Mid-Cap Value Funds Average (reflects no deduction for taxes)[2]	21.99%	N/A	N/A	31.80%

1  The Morgan Stanley Capital International (MSCI) EAFE Small Cap Total Return Index is an unmanaged, market value weighted average of the performance of over 900 securities of companies listed on the stock exchanges of countries in Europe, Australasia and the Far East, including price performance and income from dividend payments. The MSCI EAFE Small Cap Total Return Index commenced as of January 31, 2002. Returns, including periods prior to January 31, 2002, are calculated using the return data of the MSCI EAFE Small Cap Index through January 30, 2002 and the return data of the MSCI EAFE Small Cap Total Return Index since January 31, 2002. It is not possible to invest directly in an index.

2  The Lipper International Small/Mid-Cap Value Funds Average tracks the performance of all funds in the Lipper International Small/Mid-Cap Value Funds classification.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser and Sub-Adviser

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Portfolio is managed by members of the International Small Cap team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with MSIM Limited	Date Began Managing Portfolio
Margaret Naylor	Managing Director	December 1992

Arthur Pollock	Executive Director	May 2000

Alistair Corden-Lloyd	Executive Director	April 2004

Alexander Vislykh	Executive Director	April 2009

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" section beginning on page 42 of this Prospectus.

Class I and Class P shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 42 and 45, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

18

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Select Global Infrastructure Portfolio

Objective

The Select Global Infrastructure Portfolio seeks to provide both capital appreciation and income.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of the Fund or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 43 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*‡	2.04%	2.04%	2.04%	2.04%
Total Annual Portfolio Operating Expenses*	2.89%	3.14%	3.14%	3.64%
Fee Waiver and/or Expense Reimbursement*	1.74%	1.74%	1.74%	1.74%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.15%	1.40%	1.40%	1.90%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$117	$365
Class P	$143	$443
Class H	$611	$897
Class L	$193	$597

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

‡  Other expenses have been estimated for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.15% for Class I, 1.40% for Class P, 1.40% for Class H and 1.90% for Class L. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the period of September 20, 2010 until December 31, 2010, the Portfolio's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. The Portfolio's equity investments may include convertible securities. The Portfolio's investments may include securities of small and medium capitalization companies. The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Portfolio's Adviser and/or "Sub-Advisers," MSIM Limited and MSIM Company, shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. Utility

19

Select Global Infrastructure
Portfolio (Cont'd)

companies represent a significant component of the universe of companies engaged in the infrastructure business. These companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies and energy-related and telecommunications-related companies. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the utilities industry.

In selecting securities to buy, hold or sell for the Portfolio, the Adviser and/or Sub-Advisers actively manage the Portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation. The Adviser and/or Sub-Advisers generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Infrastructure-Related Companies. Because the Portfolio focuses its investments in infrastructure-related companies, the Portfolio has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

  Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

•  Utilities Industry. Changing regulation constitutes one of the key industry-specific risks for the Portfolio. State and other regulators often monitor and control utility revenues and costs. Regulatory authorities also may restrict a company's access to new markets. The deregulation of certain utility companies may eliminate restrictions on profits and dividends, but may also subject these companies to greater risks of loss. Individual sectors of the utility market are subject to additional risks. These risks apply to all utility companies—regulated, fully or partially deregulated, and unregulated.

  Certain utility companies may incur unexpected increases in fuel and other operating costs. They are adversely affected when long-term interest rates rise. Long-term borrowings are used to finance most utility investments, and rising interest rates lead to higher financing costs and reduced earnings. There are also considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and

20

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Select Global Infrastructure
Portfolio (Cont'd)

therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

•  Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio is available online at www.morganstanley.com/im.

Investment Adviser and Sub-Advisers

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The Portfolio is managed by members of the Global Infrastructure Securities team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Theodore R. Bigman	Managing Director	Since 2010

Matthew King	Vice President	Since 2010

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 42 and 43, respectively of this Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 42 and 45, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

21

Active International Allocation Portfolio

Objective

The Active International Allocation Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

Approach

The Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) dynamics/fundamental change; and (iii) market momentum/technicals.

Process

The Adviser's Active International Allocation team analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI EAFE Index. EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. The Adviser views each country and sector as a unique investment opportunity and evaluates factors such as valuation, growth, inflation, interest rates, corporate earnings growth, liquidity and risk characteristics, investor sentiment and economic and currency outlook. The Adviser—on an ongoing basis—establishes the proportion or weighting for each country and sector (e.g., overweight, underweight or neutral) relative to the MSCI EAFE Index for investment by the Portfolio. The Adviser invests the Portfolio's assets within each country and/or sector based on its assigned weighting. Within each country and/or sector, the Adviser will try to replicate, in the aggregate, the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities. In most cases, the local MSCI index for that country will be the broad local market index. The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in emerging market or developing countries and, with regard to such investments, may make global, regional and sector allocations to emerging markets, as well as allocations to specific emerging market or developing countries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and CFDs, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in foreign countries, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, foreign equity securities, may underperform relative to other sectors or the overall market.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency

22

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Active International Allocation Portfolio (Cont'd)

compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

23

Asian Equity Portfolio

Objective

The Asian Equity Portfolio seeks long-term capital appreciation.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser and/or Sub-Adviser seek to achieve the Portfolio's investment objective by investing primarily in equity securities of companies in the Asia-Pacific region, excluding Japan. The Adviser and/or Sub-Adviser combine a top-down investment approach that focuses on country, sector and thematic allocation with a bottom-up approach for stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process

The Adviser's and/or Sub-Adviser's global strategists analyze the global economic environment, particularly its impact on markets within the Asia-Pacific region, and allocate the Portfolio's assets among countries in the Asia-Pacific region, excluding Japan, based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/or Sub-Adviser invest in countries based on the work of country specialists who conduct extensive fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser and/or Sub-Adviser emphasize global macroeconomic and fundamental research. The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers located in Asia-Pacific region. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Portfolio's equity investments may include convertible securities.

The Adviser and/or Sub-Adviser consider an issuer to be located in the Asia-Pacific region if (i) its principal securities trading market is in the Asia-Pacific region, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the Asia-Pacific region or (iii) it is organized under the laws of, or has a principal office in, the Asia-Pacific region. By applying this test, it is possible that a particular issuer could be deemed to be from more than one region.

The Portfolio invests in established markets of the Asia-Pacific region, such as China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan, Thailand, Australia and New Zealand, but additional opportunities are also sought, whenever regulations permit, in any of the emerging markets in the Asia-Pacific region.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

The small size of securities markets and the low trading volume in many countries in the Asia-Pacific region may lead to a lack of liquidity. Also, some Asian economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Many of the currencies in the Asia-Pacific region have recently experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of the Portfolio.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Asian Equity Portfolio (Cont'd)

The trading volume on some Asian stock exchanges is much lower than in the United States, and Asian securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. Because the Portfolio concentrates in a single region of the world, the Portfolio's performance may be more volatile than that of a fund that invests globally. If Asian securities fall out of favor, it may cause the Portfolio to underperform funds that do not concentrate in a single region of the world.

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities issued by companies located in the Asia-Pacific region, excluding Japan. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, a substantial portion of the Portfolio's investments in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

25

Emerging Markets Portfolio

Objective

The Emerging Markets Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach

The Adviser and Sub-Advisers seek to maximize returns by investing primarily in growth-oriented equity securities in emerging markets. The Adviser's and Sub-Advisers' investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process

The Adviser's and Sub-Advisers' global strategists analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/or Sub-Advisers invest in countries based on the work of country specialists who conduct extensive fundamental analysis of companies within these markets and seeks to identify companies with strong earnings growth prospects. To manage risk, the Adviser and/or Sub-Advisers emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Advisers generally consider selling a portfolio holding when they determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Portfolio's equity investments may include convertible securities.

The Adviser and/or Sub-Advisers consider an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank or the Portfolio's benchmark index, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and CFDs, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not

26

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Emerging Markets Portfolio (Cont'd)

otherwise affect the value of the security in the issuer's home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

27

Global Franchise Portfolio

Objective

The Global Franchise Portfolio seeks long-term capital appreciation.

Approach

The Portfolio's Sub-Advisers seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. The Sub-Advisers emphasize individual stock selection and seek to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

Process

The Sub-Advisers seek to invest in companies that they believe have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Advisers' belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Advisers rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting their investment criteria. The Sub-Advisers believe that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio is non-diversified and may focus its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio's equity investments may include convertible securities. The Sub-Advisers generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may utilize forward foreign currency exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Portfolio's use of forward foreign currency exchange contracts may result in poorer performance than if they were not used.

The Portfolio may also invest in the equity securities of any size company. While the Sub-Advisers believe that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

International Equity Portfolio

Objective

The International Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

Approach

The Portfolio's Sub-Advisers seek to maintain a diversified portfolio of equity securities of non-U.S. issuers based on individual stock selection. The Sub-Advisers emphasize a bottom-up approach to investing that seeks to identify securities of issuers they believe are undervalued. The Sub-Advisers focus on developed markets, but they may invest in emerging markets.

Process

The Sub-Advisers select issuers from a universe comprised of approximately 1,200 companies in non-U.S. markets. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the Sub-Advisers consider value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Sub-Advisers conduct a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The Sub-Advisers generally consider selling a portfolio holding when they determine that the holding has reached its fair value target.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Portfolio's equity investments may include convertible securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and CFDs, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of non-U.S. issuers. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of foreign issuers, may underperform relative to other sectors or the overall market.

In addition, at times, small and medium capitalization equity securities may underperform relative to the overall market. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and medium capitalization companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

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International Equity Portfolio (Cont'd)

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

International Small Cap Portfolio

Objective

The International Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities of small non-U.S. companies.

Approach

The Portfolio's Sub-Adviser seeks to maintain a diversified portfolio of equity securities of small non-U.S. issuers based on individual stock selection. The Sub-Adviser emphasizes a bottom-up approach to investing that seeks to identify securities of issuers it believes are undervalued.

Process

The Sub-Adviser selects issuers from a universe comprised of small cap companies (those with total market capitalizations of $5 billion or less) in non-U.S. markets, including emerging markets. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the Sub-Adviser considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Sub-Adviser conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding has reached its fair value target.

Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of non-U.S. small cap companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Portfolio's equity investments may include convertible securities.

A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $5 billion or less. The market capitalization limit is subject to adjustment annually based upon the Sub-Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and CFDs, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of small non-U.S. issuers. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of smaller foreign issuers, may underperform relative to other sectors or the overall market.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

The risk of investing in equity securities is intensified in the case of the small cap companies in which the Portfolio invests. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies. Small cap companies may themselves be more vulnerable to economic or company specific problems.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not

31

International Small Cap Portfolio (Cont'd)

otherwise affect the value of the security in the issuer's home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Select Global Infrastructure Portfolio

Objective

The Select Global Infrastructure Portfolio seeks to provide both capital appreciation and income.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser and/or Sub-Advisers seeks to provide both capital appreciation and income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. Using internal proprietary research, the Adviser seeks to identify public infrastructure companies that are believed to offer the best value relative to their underlying assets and growth prospects.

Process

The Portfolio normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in, among other areas, the transmission and distribution of electric energy; the storage, transportation and distribution of natural resources, such as natural gas, used to produce energy; the building, operation and maintenance of highways, toll roads, tunnels, bridges and parking lots; the building, operation and maintenance of airports and ports, railroads and mass transit systems; telecommunications; water treatment and distribution; other emerging infrastructure sectors; and other new or emerging technologies. The Portfolio's investments may include securities of small and medium capitalization companies. The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 40% of its assets in the securities of issuers located outside of the United States. The Portfolio's equity investments may include convertible securities.

The Adviser and/or Sub-Advisers shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. Utility companies represent a significant component of the universe of companies engaged in the infrastructure business. These companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies and energy-related and telecommunications-related companies. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the utilities industry. Utility companies are involved in, among other areas, gas and electric energy, water distribution, telecommunications, and other new or emerging technologies.

In selecting securities to buy, hold or sell for the Portfolio, the Adviser and/or Sub-Advisers actively manage the Portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation. The Adviser and/or Sub-Advisers generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The remaining 20% of the Portfolio's assets may be invested in fixed income securities, equity securities of companies not engaged in the infrastructure business, U.S. government securities issued, or guaranteed as to principal and interest, by the U.S. Government or its agencies or instrumentalities, and asset-backed securities. The Portfolio may also invest in real estate investment trusts ("REITs") and convertible securities. The Portfolio may invest up to 5% of its assets in fixed income securities and convertible securities rated below investment grade (commonly known as "junk bonds").

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Because the Portfolio focuses its investments in infrastructure-related companies, the Portfolio has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally,

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Select Global Infrastructure Portfolio (Cont'd)

infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, government budgetary constraints, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

The Portfolio's investments in the utilities industry are impacted by risks particular to that industry. Changing regulation constitutes one of the key industry-specific risks for the Portfolio. State and other regulators often monitor and control utility revenues and costs, and therefore may limit utility profits and dividends paid to investors. Regulatory authorities also may restrict a company's access to new markets, thereby diminishing the company's long-term prospects. The deregulation of certain utility companies may eliminate restrictions on profits and dividends, but may also subject these companies to greater risks of loss. Individual sectors of the utility market are subject to additional risks. These risks apply to all utility companies—regulated, fully or partially deregulated, and unregulated.

Certain utility companies may incur unexpected increases in fuel and other operating costs. They are adversely affected when long-term interest rates rise. Long-term borrowings are used to finance most utility investments, and rising interest rates lead to higher financing costs and reduced earnings. There are also considerable costs associated with environmental compliance, nuclear waste clean-up, and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

In the case of the water utility sector, the industry is highly fragmented, and most water supply companies find themselves in mature markets, although upgrading of fresh water and waste water systems is an expanding business.

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities issued by companies located throughout the world that are engaged in the infrastructure business. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

In addition, at times, small and medium capitalization equity securities may underperform relative to the overall market. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and medium capitalization companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, a substantial portion of the Portfolio's investments in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolios' Investment
Strategies and Related Risks

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolios may invest in equity securities that are publicly-traded on securities exchanges or over-the-counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Fixed Income Securities

Certain Portfolios may invest in fixed income securities. Fixed income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

These securities are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers.

Fixed income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Portfolio may have to reinvest the proceeds at a lower rate of interest.

Price Volatility

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

Foreign Investing

To the extent that a Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolios' securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for a Portfolio's investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

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Certain Portfolios may invest in debt obligations known as "sovereign debt," which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

In connection with their investments in foreign securities, certain Portfolios also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging a Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Certain Portfolios may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The investments of the Portfolios generally will be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolios may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser and/or the Sub-Advisers may use derivatives to reduce this risk. The Adviser and/or the Sub-Advisers may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Real Estate Investment Trusts and Foreign Real Estate Companies

Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and a Portfolio may indirectly bear management expenses along with the direct expenses of the Portfolio. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify for the tax-free pass through of income. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolios' Investment
Strategies and Related Risks

Asset-Backed Securities

Certain Portfolios may invest in asset-backed securities. Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Derivatives

Certain Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable U.S. Securities and Exchange Commission (the "Commission") rules and regulations, or may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further a Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that certain Portfolios may principally use include:

Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio's initial investment in such contracts.

Options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If a Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements currently are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore,

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swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected.

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Structured Investments. Certain Portfolios also may invest a portion of their assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. A Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because a Portfolio is relying on the creditworthiness of such counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Initial Public Offerings

Certain Portfolios may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

Private Placements and Restricted Securities

Certain Portfolios' investments may also include privately placed securities, which are subject to resale restrictions. These securities could have the effect of increasing the level of Portfolio illiquidity to the extent a Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

Investment Discretion

In pursuing the Portfolios' investment objectives, the Adviser and/or Sub-Advisers have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading stategies they use. For example, the Adviser and/or Sub-Advisers in their discretion may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

Temporary Defensive Investments

When the Adviser or Sub-Advisers believe that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with a Portfolio's principal investment strategies. If the Adviser or Sub-Advisers incorrectly predict the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Global Franchise Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Global Franchise Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Fund Management

Investment Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc. ("Morgan Stanley Distribution"), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2011, the Adviser, together with its affiliated asset management companies, had approximately $275.8 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England (with respect to the Emerging Markets, Global Franchise, International Equity, International Small Cap and Select Global Infrastructure Portfolios) and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to the Asian Equity, Emerging Markets, Global Franchise, International Equity and Select Global Infrastructure Portfolios). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the relevant Portfolios with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Portfolios.

Advisory Fees

For the fiscal year ended December 31, 2010, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or expense reimbursements) set forth in the table below.

Adviser's Rates of Compensation (as a percentage of average net assets)
Active International Allocation Portfolio	0.52%
Asian Equity Portfolio*	0.00%
Emerging Markets Portfolio	1.18%
Global Franchise Portfolio	0.72%
International Equity Portfolio	0.77%
International Small Cap Portfolio	0.92%
Select Global Infrastructure Portfolio**	0.00%

*  For the period of December 28, 2010 (commencement of operations) through December 31, 2010.

**  For the period of September 20, 2010 (commencement of operations) through December 31, 2010.

Portfolio Management

Active International Allocation Portfolio

The Portfolio is managed by members of the Active International Allocation team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Portfolio is Ann D. Thivierge.

Ms. Thivierge has been associated with the Adviser in an investment management capacity since 1986.

Asian Equity Portfolio

The Portfolio is managed by members of the Asian Equity team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Portfolio is James Cheng.

Mr. Cheng has been associated with MSIM Company in an investment management capacity since July 2006.

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Portfolio Management (Cont'd)

Prior to July 2006, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Morgan Stanley Investment Management.

As lead portfolio manager, Mr. Cheng determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

Emerging Markets Portfolio

The Portfolio is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson and Ana Cristina Piedrahita.

Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Mr. Cheng has been associated with MSIM Company in an investment management capacity since July 2006. Prior to July 2006, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Morgan Stanley Investment Management. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Carlson has been associated with the Adviser in an investment management capacity since 1997. Ms. Piedrahita has been associated with MSIM Limited or its affiliates in an investment management capacity since 2002.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is the lead portfolio manager and is responsible for the overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

Global Franchise Portfolio

The Portfolio is managed by members of the International Equity team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are William D. Lock, Walter B. Riddell, Peter J. Wright, John S. Goodacre, Christian Derold, Vladimir A. Demine and Bruno Paulson.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Riddell has been associated with MSIM Limited in an investment management capacity since 1995. Mr. Wright has been associated with MSIM Company or its affiliates in an investment management capacity since 1996. Mr. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003. Mr. Derold has been associated with MSIM Company in an investment management capacity since May 2006. Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc. Mr. Demine has been associated with MSIM Limited in an investment management capacity since May 2009. Prior to May 2009, Mr. Demine was associated in an investment management capacity with UBS Global Asset Management. Mr. Paulson has been associated with MSIM Limited in an investment management capacity since June 2009. Prior to June 2009, Mr. Paulson was associated in an investment management capacity with Sanford Bernstein.

International Equity Portfolio

The Portfolio is managed by members of the International Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are William D. Lock, Walter B. Riddell, Peter J. Wright, John S. Goodacre, Christian Derold, Vladimir A. Demine and Bruno Paulson.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Riddell has been associated with MSIM Limited in an investment management capacity since 1995. Mr. Wright has been associated with MSIM Company or its affiliates in an investment management capacity since 1996. Mr. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003. Mr. Derold has been associated with MSIM Company in an investment management capacity since May 2006. Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc. Mr. Demine has been associated with MSIM Limited in an investment management capacity since May 2009. Prior to May 2009, Mr. Demine was associated in an investment management capacity with UBS Global Asset Management. Mr. Paulson has been associated with MSIM Limited in an investment management capacity since June 2009. Prior to June 2009, Mr. Paulson was associated in an investment management capacity with Sanford Bernstein.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Fund Management

Portfolio Management (Cont'd)

Each member of the team has both global sector research responsibilities and makes investment management decisions for the Portfolio. Messrs. Lock, Wright, Riddell, Goodacre and Derold have day-to-day portfolio administration responsibilities as well.

International Small Cap Portfolio

The Portfolio is managed by members of the International Small Cap team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Margaret Naylor, Arthur Pollock, Alistair Corden-Lloyd and Alexander Vislykh.

Ms. Naylor has been associated with MSIM Limited in an investment management capacity since 1987. Mr. Pollock has been associated with MSIM Limited in an investment management capacity since 1999. Mr. Corden-Lloyd has been associated with MSIM Limited in an investment management capacity since 1997. Mr. Vislkyh has been associated with MSIM Limited in an investment management capacity since 2002.

Select Global Infrastructure Portfolio

The Portfolio is managed by members of the Global Infrastructure Securities team. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Theodore R. Bigman and Matthew King.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. King has been associated with the Adviser in an investment management capacity since 2008. Prior to 2008, Mr. King worked at Bear Stearns in a variety of roles, including investment banking, capital markets and research during which time he provided research and analytical support for a number of infrastructure-related financings.

As lead portfolio manager, Mr. Bigman, together with co-portfolio manager Mr. King, determine the investment strategy, establish asset-allocation frameworks and direct the implementation of investment strategy.

Additional Information

The Portfolios' SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

The composition of each team may change from time to time.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement and the Sub-Advisory Agreements is available in the Fund's Semiannual Report to Shareholders for the period ended June 30, 2010, except with respect to the Asian Equity and Select Global Infrastructure Portfolios which is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2010.

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Shareholder Information

Share Class

This Prospectus offers Class I and Class P shares of each of the Portfolios and Class H and Class L shares of each of the Asian Equity and Select Global Infrastructure Portfolios. Neither Class I, Class P nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Both Class I and Class P shares generally require investments in minimum amounts that are substantially higher than Class H and Class L shares.

Distribution of Portfolio Shares

Morgan Stanley Distribution is the exclusive Distributor of Class I, Class P, Class H and Class L shares of each Portfolio, as applicable. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class I shares of the Portfolios. The Fund has adopted a Shareholder Services Plan with respect to the Class P shares of each Portfolio, a Shareholder Services Plan with respect to the Class H shares of each of the Asian Equity and Select Global Infrastructure Portfolios and a Distribution and Shareholder Services Plan with respect to the Class L shares of each of the Asian Equity and Select Global Infrastructure Portfolios (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, a Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the average daily net assets of the Class P shares on an annualized basis, and each of the Asian Equity and Select Global Infrastructure Portfolios pays the Distributor a shareholder services fee of up to 0.25% of the average daily net assets of the Class H shares and Class L shares on an annualized basis and a distribution fee of up to 0.50% of the average daily net assets of the Class L shares on an annualized basis. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class P, Class H and Class L shares. Such fees relate solely to the Class P, Class H and Class L shares and will reduce the net investment income and total return of the Class P, Class H and Class L shares, respectively.

The Adviser and/or Distributor may pay compensation to certain brokers or other service providers in connection with the sale, distribution, marketing and retention of a Portfolio's shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value ("NAV") or the price of a Portfolio's shares. For more information, please see the Portfolios' SAI.

About Net Asset Value

The NAV per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, including circumstances under which the Adviser or Sub-Adviser determines that a security's market price is not accurate, fair value prices may be determined in good faith using methods approved by the Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of a Portfolio's investment securities may change on days when you will not be able to purchase or sell your shares.

Pricing of Portfolio Shares

You may buy or sell (redeem) Class I, Class P and Class L shares of the applicable Portfolios at the NAV next determined for the class after receipt of your order, plus any applicable sales charge. The Fund determines the NAV per share for the Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available in the Portfolios' SAI.

How To Purchase Class I, Class P and Class L Shares

You may purchase Class I, Class P and Class L shares of the applicable Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

Investors purchasing Class I, Class P and Class L shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class I, Class P or Class L shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for Class L shares of a Portfolio. The minimum initial investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans (with plan assets of at least $5 million for Class I and Class P shares) investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities (with at least $5 million of investable assets for Class I and Class P shares) investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I, Class P or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem Class I, Class P and Class L shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing Class I, Class P and Class L shares by wire.

Initial Purchase by Wire

You may purchase Class I, Class P and Class L shares of each Portfolio, as applicable, by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section above entitled "Pricing of Portfolio Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575373
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Additional Investments

You may purchase additional Class I, Class P and Class L shares for your account at any time by purchasing shares at NAV by any of the methods described above. For additional purchases directly from the Fund, your account name, account number, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions under "Initial Purchase by Wire."

How To Purchase Class H Shares

Class H shares of each of the Asian Equity and Select Global Infrastructure Portfolios may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class H shares.

Class H shares are available to investors with a minimum investment of $25,000. If the value of your account falls below the minimum initial investment amount for Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class H shares are subject to a sales charge equal to a maximum of 4.75% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $50,000 and over. Class H shares are subject to a monthly shareholder services fee at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class H shares.

43

Shareholder Information (Cont'd)

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class H shares of each of the Asian Equity and Select Global Infrastructure Portfolios, by combining, in a single transaction, your purchase with purchases of Class H shares of each of the Asian Equity and Select Global Infrastructure Portfolios by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class H shares are not subject to a front-end sales charge for accounts of employees of Morgan Stanley and its subsidiaries, such persons' family members (limited to spouse, and children under the age of 21) and trust accounts for which any such person is a beneficiary.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class H shares of the Asian Equity and Select Global Infrastructure Portfolios for any related account in a single transaction with purchases of Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative net asset value of Class H shares of each of the Asian Equity and Select Global Infrastructure Portfolios purchased in a single transaction, together with the net asset value of all Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude each of the Asian Equity and Select Global

44

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

Infrastructure Portfolios from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class H shares of other portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the Fund or other Morgan Stanley Institutional Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class H shares. For example, the Morgan Stanley channel of Morgan Stanley Smith Barney charges clients an order processing fee of $6.00 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems Class H shares of each of the Asian Equity and Select Global Infrastructure Portfolios. Please consult your authorized financial representative for more information regarding any such fee.

General

Class I, Class P Class H and Class L shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value, taking into account any applicable sales charge.

To help the Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Other Transaction Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interests of the Fund.

Certain patterns of exchange and/or purchase or sale transactions involving the Portfolios may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determination in this regard may be made based on the frequency or dollar amount of the previous exchange or purchase or sale transaction. See "Frequent Purchases and Redemptions of Shares."

How To Redeem Class I, Class P and Class L Shares

You may redeem Class I, Class P and Class L shares of a Portfolio, as applicable, by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class I, Class P and Class L shares of a Portfolio, as applicable, will be redeemed at the NAV next determined after we receive your redemption request in good order.

Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b)  The share certificates, if issued;

(c)  Any required signature guarantees; and

(d)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out

45

Shareholder Information (Cont'd)

of such privileges. You may request a redemption of Class I, Class P and Class L shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be wired to you. You cannot redeem Class I, Class P and Class L shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased Class I, Class P and Class L shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class I, Class P and Class L shares of a Portfolio (except Global Franchise and Select Global Infrastructure Portfolios) redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolios and their remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I, Class P and Class L shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from a Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class I, Class P and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to Morgan Stanley Services by mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for Class I, Class P or Class L shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio (except the Global Franchise and Select Global Infrastructure Portfolios) shares held for less than 30 days from the date of purchase will be subject to the

46

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

How To Redeem Class H Shares

You may redeem Class H shares of each of the Asian Equity and Select Global Infrastructure Portfolios by contacting your authorized financial representative. The value of Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class H shares of the International Opportunity Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or the Asian Equity or Select Global Infrastructure Portfolios not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class H shares of the Asian Equity Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Asian Equity Portfolio. The redemption fee is designed to protect the Asian Equity Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class H shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Asian Equity Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class H shares of each of the Asian Equity and Select Global Infrastructure Portfolios for Class H shares of other available portfolios of the Fund. In addition, you may exchange Class H shares for Class H shares of available portfolios of Morgan Stanley Institutional Fund Trust. Not all portfolios of the Fund or of Morgan Stanley Institutional Fund Trust offer Class H shares. Your ability to exchange Class H shares may therefore be limited. A front-end sales charge (load) is not imposed on exchanges of Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for Class H shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class H shares of the Asian Equity Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of a Portfolio, which may include, among other things, diluting the value of a Portfolio's shares held by long-term shareholders, interfering with the efficient management of the Portfolio, increasing brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

47

Shareholder Information (Cont'd)

In addition, a Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which a Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage").

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund's Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

The Fund's policies with respect to purchases and redemptions of Portfolio shares are described in the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares," "Shareholder Information—How to Purchase Class H Shares," "Shareholder Information—Other Transaction Information" and "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" and "Shareholder Information—How to Redeem Class H Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at Financial Intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such Financial Intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective Financial Intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, redemptions and exchanges of Portfolio shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within a Portfolio by the Financial Intermediary's customers and to collect the Portfolio's redemption fee from its customers. However, the Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information upon the Fund's request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

Each Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The dividends and distributions you receive from a Portfolio may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2013, dividends paid by a Portfolio that are attributable to "qualified dividends" received by the Portfolio may be taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Portfolio and the shareholders. "Qualified dividends" include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States, and corporations whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). Dividends paid by a Portfolio not attributable to "qualified dividends" received by the Portfolio, including distributions of short-term capital gains, will generally be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2013, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after December 31, 2012. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

48

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is treated for tax purposes as a sale of the original shares in the Portfolio, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

The Fund currently consists of the following portfolios:

U.S. Equity

Advantage Portfolio
Focus Growth Portfolio
Growth Portfolio
Opportunity Portfolio
Small Company Growth Portfolio*
U.S. Real Estate Portfolio

Global and International Equity

Active International Allocation Portfolio
Asian Equity Portfolio

Emerging Markets Portfolio
Global Advantage Portfolio
Global Discovery Portfolio

Global Franchise Portfolio
Global Opportunity Portfolio
Global Real Estate Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio

Fixed Income

Emerging Markets Debt Portfolio

  *  Portfolio is currently closed to new investors

49

Financial Highlights

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class P, Class H and Class L shares of each Portfolio, as applicable, for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each class of shares of a Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Portfolios' SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report to Shareholders and the Portfolios' financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

Active International Allocation Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$11.30		$9.11		$15.92	$15.10		$12.43
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.21		0.35	0.30		0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.81		2.26		(6.41)	1.96		2.75
Total from Investment Operations	1.01		2.47		(6.06)	2.26		3.02
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.28)		(0.14)	(0.54)		(0.35)
Net Realized Gain	—		—		(0.61)	(0.90)		—
Total Distributions	(0.25)		(0.28)		(0.75)	(1.44)		(0.35)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$12.06		$11.30		$9.11	$15.92		$15.10
Total Return++	8.95%		27.26%		(39.25)%	15.30%		24.34%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$441,350		$532,584		$565,313	$1,093,735		$967,361
Ratio of Expenses to Average Net Assets (1)	0.79	%+††	0.79	%+	0.79%+	0.80	%+	0.80%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.79	%+††	0.79	%+	0.79%+	0.80	%+	0.80%
Ratio of Net Investment Income to Average Net Assets (1)	1.82	%+††	2.23	%+	2.70%+	1.93	%+	1.99%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††	0.01%		0.01%	0.00	%§	N/A
Portfolio Turnover Rate	19%		33%		34%	28%		16%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.92	%+††	0.85	%+	0.82%+	0.81	%+	0.82%
Net Investment Income to Average Net Assets	1.69	%+††	2.17	%+	2.67%+	1.92	%+	1.97%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

50

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Active International Allocation Portfolio

	Class P
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$11.50		$9.27		$16.20	$15.36		$12.64
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.18		0.29	0.24		0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.81		2.31		(6.48)	2.01		2.81
Total from Investment Operations	0.99		2.49		(6.19)	2.25		3.03
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.26)		(0.13)	(0.51)		(0.31)
Net Realized Gain	—		—		(0.61)	(0.90)		—
Total Distributions	(0.21)		(0.26)		(0.74)	(1.41)		(0.31)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$12.28		$11.50		$9.27	$16.20		$15.36
Total Return++	8.69%		26.99%		(39.41)%	14.95%		23.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,477		$16,479		$7,614	$5,285		$3,573
Ratio of Expenses to Average Net Assets (1)	1.04	%+††	1.04	%+	1.04%+	1.05	%+	1.05%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.04	%+††	1.04	%+	1.04%+	1.05	%+	1.05%
Ratio of Net Investment Income to Average Net Assets (1)	1.57	%+††	1.80	%+	2.32%+	1.52	%+	1.61%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††	0.01%		0.01%	0.00	%§	N/A
Portfolio Turnover Rate	19%		33%		34%	28%		16%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.17	%+††	1.10	%+	1.07%+	1.06	%+	1.07%
Net Investment Income to Average Net Assets	1.44	%+††	1.74	%+	2.29%+	1.51	%+	1.59%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

51

Asian Equity Portfolio

	Class I
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain on Investments	0.19
Total from Investment Operations	0.19
Net Asset Value, End of Period	$10.19
Total Return++	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,223
Ratio of Expenses to Average Net Assets (1)	1.45	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.34	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	176.73	%*
Net Investment Loss to Average Net Assets	(176.62	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

52

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Asian Equity Portfolio

	Class P
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain on Investments	0.19
Total from Investment Operations	0.19
Net Asset Value, End of Period	$10.19
Total Return++	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets (1)	1.70	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.59	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	176.98	%*
Net Investment Loss to Average Net Assets	(176.87	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

53

Asian Equity Portfolio

	Class H
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain on Investments	0.19
Total from Investment Operations	0.19
Net Asset Value, End of Period	$10.19
Total Return++	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets (1)	1.70	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.59	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	176.98	%*
Net Investment Loss to Average Net Assets	(176.87	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

54

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Asian Equity Portfolio

	Class L
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain on Investments	0.19
Total from Investment Operations	0.19
Net Asset Value, End of Period	$10.19
Total Return++	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets (1)	2.20	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(2.09	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	177.48	%*
Net Investment Loss to Average Net Assets	(177.37	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

55

Emerging Markets Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.10		$13.79	$34.02	$29.29	$25.36
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.10	0.19	0.10	0.18
Net Realized and Unrealized Gain (Loss) on Investments	4.15		9.49	(18.78)	11.76	9.22
Total from Investment Operations	4.25		9.59	(18.59)	11.86	9.40
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.28)	—	(0.13)	(0.29)
Net Realized Gain	—		—	(1.64)	(7.01)	(5.18)
Total Distributions	(0.21)		(0.28)	(1.64)	(7.14)	(5.47)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.01	0.00 ‡
Net Asset Value, End of Period	$27.14		$23.10	$13.79	$34.02	$29.29
Total Return++	18.49%		69.54%	(56.39)%	41.56%	38.00%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,031,778		$2,198,793	$1,191,199	$3,323,130	$2,283,535
Ratio of Expenses to Average Net Assets	1.47	%+††	1.40%+	1.43%+	1.35%+	1.40%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.47	%+††	1.40%+	1.43%+	1.35%+	1.40%
Ratio of Net Investment Income to Average Net Assets	0.40	%+††	0.56%+	0.78%+	0.28%+	0.62%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††	0.01%	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	59%		64%	96%	101%	82%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

56

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Emerging Markets Portfolio

	Class P
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009	2008	2007		2006
Net Asset Value, Beginning of Period	$22.61		$13.51	$33.46	$28.91		$25.07
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.06	0.13	0.01		0.13
Net Realized and Unrealized Gain (Loss) on Investments	4.06		9.28	(18.44)	11.60		9.09
Total from Investment Operations	4.10		9.34	(18.31)	11.61		9.22
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.24)	—	(0.05)		(0.20)
Net Realized Gain	—		—	(1.64)	(7.01)		(5.18)
Total Distributions	(0.15)		(0.24)	(1.64)	(7.06)		(5.38)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$26.56		$22.61	$13.51	$33.46		$28.91
Total Return++	18.20%		69.11%	(56.50)%	41.20%		37.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$113,434		$126,487	$67,559	$179,834		$126,450
Ratio of Expenses to Average Net Assets	1.72	%+††	1.65%+	1.68%+	1.60	%+	1.65%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.72	%+††	1.65%+	1.68%+	1.60	%+	1.65%
Ratio of Net Investment Income to Average Net Assets	0.15	%+††	0.32%+	0.52%+	0.02	%+	0.47%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††	0.01%	0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	59%		64%	96%	101%		82%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

57

Global Franchise Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$13.81		$10.82		$16.62	$17.98	$15.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.32		0.19		0.35	0.40	0.30
Net Realized and Unrealized Gain (Loss) on Investments	1.62		2.98		(5.11)	1.30	3.07
Total from Investment Operations	1.94		3.17		(4.76)	1.70	3.37
Distributions from and/or in Excess of:
Net Investment Income	(0.46)		(0.18)		(0.84)	(0.15)	(0.13)
Net Realized Gain	—		—		(0.20)	(2.91)	(0.95)
Total Distributions	(0.46)		(0.18)		(1.04)	(3.06)	(1.08)
Redemption Fees	—		—		—	—	0.00 ‡
Net Asset Value, End of Period	$15.29		$13.81		$10.82	$16.62	$17.98
Total Return++	14.07%		29.65%		(28.88)%	9.58%	21.60%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$89,666		$111,852		$78,029	$110,135	$128,434
Ratio of Expenses to Average Net Assets (1)	1.00	%+††	1.00	%+	1.00%+	0.99%+	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%+††	1.00	%+	1.00%+	0.98%+	1.00%
Ratio of Net Investment Income to Average Net Assets (1)	2.19	%+††	1.62	%+	2.49%+	2.10%+	1.74%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.01%	0.00%§	N/A
Portfolio Turnover Rate	74%		18%		31%	22%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.08	%+††	1.01	%+	1.01%+	N/A	1.01%
Net Investment Income to Average Net Assets	2.11	%+††	1.61	%+	2.48%+	N/A	1.73%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

58

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Franchise Portfolio

	Class P
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$13.65		$10.71		$16.44	$17.82	$15.56
Income (Loss) from Investment Operations:
Net Investment Income†	0.28		0.11		0.34	0.30	0.24
Net Realized and Unrealized Gain (Loss) on Investments	1.59		2.99		(5.07)	1.34	3.04
Total from Investment Operations	1.87		3.10		(4.73)	1.64	3.28
Distributions from and/or in Excess of:
Net Investment Income	(0.42)		(0.16)		(0.80)	(0.11)	(0.07)
Net Realized Gain	—		—		(0.20)	(2.91)	(0.95)
Total Distributions	(0.42)		(0.16)		(1.00)	(3.02)	(1.02)
Redemption Fees	—		—		—	—	0.00 ‡
Net Asset Value, End of Period	$15.10		$13.65		$10.71	$16.44	$17.82
Total Return++	13.83%		29.24%		(29.00)%	9.26%	21.31%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,653		$9,332		$2,892	$6,327	$4,135
Ratio of Expenses to Average Net Assets (1)	1.25	%+††	1.25	%+	1.25%+	1.24%+	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%+††	1.25	%+	1.25%+	1.23%+	1.25%
Ratio of Net Investment Income to Average Net Assets (1)	1.94	%+††	0.92	%+	2.43%+	1.62%+	1.43%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.01%	0.00%§	N/A
Portfolio Turnover Rate	74%		18%		31%	22%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.33	%+††	1.26	%+	1.26%+	N/A	1.26%
Net Investment Income to Average Net Assets	1.86	%+††	0.91	%+	2.42%+	N/A	1.42%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

59

International Equity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$13.02		$11.01		$18.92	$20.58		$20.34
Income (Loss) from Investment Operations:
Net Investment Income†	0.26		0.27		0.44	0.43		0.64
Net Realized and Unrealized Gain (Loss) on Investments	0.53		2.10		(6.76)	1.53		3.93
Total from Investment Operations	0.79		2.37		(6.32)	1.96		4.57
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.36)		(0.41)	(0.46)		(0.59)
Net Realized Gain	—		—		(1.18)	(3.16)		(3.74)
Total Distributions	(0.20)		(0.36)		(1.59)	(3.62)		(4.33)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$13.61		$13.02		$11.01	$18.92		$20.58
Total Return++	6.08%		21.56%		(33.12)%	9.84%		22.50%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,372,029		$3,148,980		$2,606,704	$5,105,807		$5,900,906
Ratio of Expenses to Average Net Assets (1)	0.95	%+††	0.94	%+	0.95%+	0.93	%+	0.94%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.95	%+††	0.94	%+	0.95%+	0.93	%+	0.94%
Ratio of Net Investment Income to Average Net Assets (1)	2.05	%+††	2.35	%+	2.73%+	1.97	%+	2.88%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.01%		0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	40%		38%		34%	31%		38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.98	%+††	0.95	%+	N/A	N/A		N/A
Net Investment Income to Average Net Assets	2.02	%+††	2.34	%+	N/A	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

60

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Equity Portfolio

	Class P
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.87		$10.90		$18.73	$20.40		$20.19
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.23		0.38	0.37		0.60
Net Realized and Unrealized Gain (Loss) on Investments	0.51		2.07		(6.66)	1.52		3.87
Total from Investment Operations	0.74		2.30		(6.28)	1.89		4.47
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.33)		(0.37)	(0.40)		(0.52)
Net Realized Gain	—		—		(1.18)	(3.16)		(3.74)
Total Distributions	(0.16)		(0.33)		(1.55)	(3.56)		(4.26)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$13.45		$12.87		$10.90	$18.73		$20.40
Total Return++	5.78%		21.18%		(33.21)%	9.52%		22.21%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$928,966		$1,131,919		$687,196	$1,019,595		$1,152,822
Ratio of Expenses to Average Net Assets (1)	1.20	%+††	1.19	%+	1.20%+	1.18	%+	1.19%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.20	%+††	1.19	%+	1.20%+	1.18	%+	1.19%
Ratio of Net Investment Income to Average Net Assets (1)	1.80	%+††	2.02	%+	2.43%+	1.71	%+	2.71%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.01%		0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	40%		38%		34%	31%		38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.23	%+††	1.20	%+	N/A	N/A		N/A
Net Investment Income to Average Net Assets	1.77	%+††	2.01	%+	N/A	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

61

International Small Cap Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.97		$9.53		$17.08		$23.72	$24.14
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.14		0.34		0.27	0.32
Net Realized and Unrealized Gain (Loss) on Investments	1.76		2.47		(6.66)		(1.11)	4.27
Total from Investment Operations	1.87		2.61		(6.32)		(0.84)	4.59
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.17)		(0.41)		(0.27)	(0.41)
Net Realized Gain	—		—		(0.82)		(5.53)	(4.60)
Total Distributions	(0.04)		(0.17)		(1.23)		(5.80)	(5.01)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$13.80		$11.97		$9.53		$17.08	$23.72
Total Return++	15.72%		27.45%		(38.33)%		(3.22)%	19.61%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$320,362		$349,589		$316,526		$796,050	$1,312,064
Ratio of Expenses to Average Net Assets (1)	1.15	%+††	1.14	%+	1.13	%+	1.09%+	1.10%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.15	%+††	1.14	%+	1.12	%+	1.09%+	1.10%
Ratio of Net Investment Income to Average Net Assets (1)	0.87	%+††	1.31	%+	2.47	%+	1.10%+	1.25%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	66%		127%		49%		53%	40%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.18	%+††	N/A		1.15	%+	N/A	N/A
Net Investment Income to Average Net Assets	0.84	%+††	N/A		2.44	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

62

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Small Cap Portfolio

	Class P
	Year Ended December 31,				Period from October 21, 2008^ to December 31,
Selected Per Share Data and Ratios	2010		2009		2008
Net Asset Value, Beginning of Period	$11.95		$9.53		$9.80
Income from Investment Operations:
Net Investment Income†	0.07		0.01		0.00	‡
Net Realized and Unrealized Gain on Investments	1.76		2.57		0.14
Total from Investment Operations	1.83		2.58		0.14
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.16)		(0.41)
Redemption Fees	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$13.74		$11.95		$9.53
Total Return++	15.41%		27.14%		1.56	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$101,074		$63,326		$119
Ratio of Expenses to Average Net Assets (1)	1.40	%+††**	1.37	%+**	1.39	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.40	%+††**	1.37	%+**	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.62	%+††	0.12	%+	0.09	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	66%		127%		49	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.43	%+††	N/A		1.86	%+*
Net Investment Income (Loss) to Average Net Assets	0.59	%+††	N/A		(0.38	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

**  Ratios of Expenses to Average Net Assets for Class P may vary by more than the shareholder servicing fees due to fluctuations in daily net asset amounts.

*  Annualized.

§  Amount is less than 0.005%.

63

Select Global Infrastructure Portfolio

	Class I
Selected Per Share Data and Ratios	Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.08
Net Realized and Unrealized Gain on Investments	0.40
Total from Investment Operations	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.08)
Net Asset Value, End of Period	$10.40
Total Return++	4.94	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$10,086
Ratio of Expenses to Average Net Assets (1)	1.14	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.71	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.61	%+*
Net Investment Income to Average Net Assets	0.24	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

*  Annualized.

64

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Select Global Infrastructure Portfolio

	Class P
Selected Per Share Data and Ratios	Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.07
Net Realized and Unrealized Gain on Investments	0.41
Total from Investment Operations	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.08)
Net Asset Value, End of Period	$10.40
Total Return++	4.86	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$104
Ratio of Expenses to Average Net Assets (1)	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.86	%+*
Net Investment Loss to Average Net Assets	(0.01	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

*  Annualized.

65

Select Global Infrastructure Portfolio

	Class H
Selected Per Share Data and Ratios	Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.07
Net Realized and Unrealized Gain on Investments	0.41
Total from Investment Operations	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.08)
Net Asset Value, End of Period	$10.40
Total Return++	4.86	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$104
Ratio of Expenses to Average Net Assets (1)	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.86	%+*
Net Investment Loss to Average Net Assets	(0.01	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

*  Annualized.

66

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Select Global Infrastructure Portfolio

	Class L
Selected Per Share Data and Ratios	Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.06
Net Realized and Unrealized Gain on Investments	0.40
Total from Investment Operations	0.46
Distributions from and/or in Excess of:
Net Investment Income	(0.06)
Net Asset Value, End of Period	$10.40
Total Return++	4.72	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$104
Ratio of Expenses to Average Net Assets (1)	1.89	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.96	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.36	%+*
Net Investment Loss to Average Net Assets	(0.51	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

*  Annualized.

67

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Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information

Where to Find
Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated April 29, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes Annual and Semiannual Reports to Shareholders, ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the Statement of Additional Information, and Shareholder Reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov.

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

The Fund's Investment Company Act registration number is 811-05624.

MSIGLINPRO-0411

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Real Estate Portfolios

Global Real Estate Portfolio

International Real Estate Portfolio

U.S. Real Estate Portfolio

Share Class and Ticker Symbol
Portfolio	Class I	Class P	Class H	Class L
Global Real Estate Portfolio	MRLAX	MRLBX	MSRHX	MGRLX

International Real Estate Portfolio	MSUAX	IERBX	—	—

U.S. Real Estate Portfolio	MSUSX	MUSDX	—	—

Prospectus

April 29, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Global Real Estate Portfolio

Objective

The Global Real Estate Portfolio seeks to provide current income and capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 21 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*	0.16%	0.16%	0.16%	0.16%
Total Annual Portfolio Operating Expenses*	1.01%	1.26%	1.26%	1.76%
Fee Waiver and/or Expense Reimbursement*	0.00%	0.00%	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.01%	1.26%	1.26%	1.76%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$103	$322	$558	$1,236
Class P	$128	$400	$692	$1,523
Class H	$597	$856	$1,134	$1,925
Class L	$179	$554	$954	$2,073

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for the purchase of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.05% for Class I, 1.30% for Class P, 1.30% for Class H and 1.80% for Class L. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio's assets (plus any borrowings for investment purposes) will be invested in equity securities of companies in the real estate industry, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside the United States ("foreign real estate companies"). The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

The Portfolio will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

The Adviser and the Portfolio's "Sub-Advisers," Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"), employ an approach that emphasizes a bottom-up stock selection with a top-down global allocation. The Adviser's and Sub-Advisers' proprietary models drive the bottom-up value-driven approach for stock selection. The top-down

1

Global Real Estate Portfolio (Cont'd)

portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's and Sub-Advisers' perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country. The Adviser and Sub-Advisers generally consider selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the investment universe.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  REITs, REOCs and Foreign Real Estate Companies. Investing in REITs, REOCs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. Operating REITs and foreign real estate companies requires specialized management skills and the Portfolio indirectly bears REIT and foreign real estate company management expenses along with the direct expenses of the Portfolio. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Portfolio. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

•  Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and a comparative sector index, as well as an average that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q2 '09)	39.91%

Low Quarter	(Q4 '08)	–30.11%

2

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Global Real Estate Portfolio (Cont'd)

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Since Inception
Class I (commenced operations on 8/20/06)
Return before Taxes	20.22%	0.16%
Return after Taxes on Distributions	19.59%	–0.74%
Return after Taxes on Distributions and Sale of Portfolio Shares	13.42%	–0.30%
Class P (commenced operations on 8/20/06)
Return before Taxes	19.90%	–0.12%
FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors (reflects no deduction for fees, expenses or taxes)[1]	20.17%	–1.41%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	11.76%	0.68%
Lipper Global Real Estate Funds Average (reflects no deduction for taxes)[3]	19.03%	–2.46%
Class H (commenced operations on 1/2/08)
Return before Taxes	14.27%	–3.99%
FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors (reflects no deduction for fees, expenses or taxes)[1]	20.17%	–4.65%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	11.76%	–4.65%
Lipper Global Real Estate Funds Average (reflects no deduction for taxes)[3]	19.03%	–3.96%
Class L (commenced operations on 6/16/08)
Return before Taxes	19.26%	–1.58%
FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors (reflects no deduction for fees, expenses or taxes)[1]	20.17%	–2.86%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	11.76%	–3.20%
Lipper Global Real Estate Funds Average (reflects no deduction for taxes)[3]	19.03%	–2.74%

1  The FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors is a free float-adjusted market capitalization weighted index designed to reflect the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the developed world. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. "Net Total Return to U.S. investors" reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index for periods after 1/31/05 (gross returns used prior to 1/31/05). It is not possible to invest directly in an index.

2  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 24 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

3  The Lipper Global Real Estate Funds Average tracks the performance of all funds in the Lipper Global Real Estate Funds classification.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser and Sub-Advisers

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The Portfolio is managed by members of the Real Estate team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Theodore R. Bigman	Managing Director	August 2006

Michiel te Paske	Managing Director	August 2006

Sven van Kemenade	Managing Director	August 2006

Angeline Ho	Managing Director	August 2006

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder

3

Global Real Estate Portfolio (Cont'd)

Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 20 and 21, respectively, of this Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian").

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 20 and 23, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

International Real Estate Portfolio

Objective

The International Real Estate Portfolio's investment objective is to provide current income and long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P
Redemption Fee (as a percentage of the amount redeemed on redemptions within 30 days of purchase)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Advisory Fee*	0.80%	0.80%
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses*	0.18%	0.18%
Total Annual Portfolio Operating Expenses*	0.98%	1.23%
Fee Waiver and/or Expense Reimbursement*	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.98%	1.23%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$100	$312	$542	$1,201
Class P	$125	$390	$676	$1,489

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.00% for Class I and 1.25% for Class P. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the real estate industry. Such companies are located in various global markets throughout the world (excluding the United States and Canada). The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

The Portfolio will invest primarily in companies located in the developed countries of Europe and Asia, but may also invest in emerging markets.

The Adviser and the Portfolio's "Sub-Advisers," MSIM Company and MSIM Limited, employ an approach that emphasizes a bottom-up stock selection with a top-down global allocation. The Adviser's and Sub-Advisers' proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's and Sub-Advisers' perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country. The Adviser and Sub-Advisers generally consider selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the investment universe.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign Real Estate Companies. Investing in foreign real estate companies exposes investors to the risks of

5

International Real Estate Portfolio (Cont'd)

owning real estate directly, as well as to risks that relate specifically to the way in which foreign real estate companies are organized and operated. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

•  Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance and comparative sector indexes, over time. The performance of the other Class will differ because the Class has different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q2 '09)	37.88%

Low Quarter	(Q4 '08)	–32.06%

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	9.51%	0.65%	11.14%
Return after Taxes on Distributions	9.17%	–0.39%	10.07%
Return after Taxes on Distributions and Sale of Portfolio Shares	7.06%	0.38%	9.62%
Class P
Return before Taxes	9.26%	0.41%	10.86%
FTSE EPRA/NAREIT Developed ex-North America Real Estate—Net Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	14.55%	2.58%	9.67%
FTSE EPRA/NAREIT Developed ex-North America Real Estate Index (80% Europe/20% Asia)—Net Total Return to U.S. investors (reflects no deduction for fees, expenses or taxes)[2]	10.35%	–0.13%	9.83%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[3]	7.75%	2.46%	3.50%

1  The FTSE EPRA/NAREIT Developed ex-North America Real Estate—Net Total Return Index is a free float-adjusted market capitalization weighted index designed to reflect the stock performance of companies engaged in the European and Asian real estate markets. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. "Net Total Return to U.S. investors" reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index for periods after 1/31/05 (gross returns used prior to 1/31/05). It is not possible to invest directly in an index. The Portfolio's sector benchmark has changed from the FTSE EPRA/NAREIT Developed ex-North America Real Estate Index (80% Europe 20% Asia)—Net Total Return to U.S. investors to a non-customized version of the FTSE EPRA/NAREIT Developed ex-North America Real Estate—Net Total Return Index because the Adviser believes the FTSE EPRA/NAREIT Developed ex-North America Real Estate—Net Total Return Index is a more appropriate benchmark for the Portfolio.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

International Real Estate Portfolio (Cont'd)

2  The FTSE EPRA/NAREIT Developed ex-North America Real Estate Index (80% Europe 20% Asia)—Net Total Return to U.S. investors is a customized benchmark, 80% of which consists of the performance of the FTSE EPRA/NAREIT Developed Real Estate Index: Europe Series—Net Total Return to U.S. investors and 20% of which consists of the performance of the FTSE EPRA/NAREIT Developed Real Estate Index: Asia Series—Net Total Return to U.S. investors. These series are components of the FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors, which is a market capitalization weighted index designed to reflect the stock performance of companies engaged in the North American, European and Asian real estate markets. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. "Net Total Return to U.S. investors" reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index for periods after 1/31/05 (gross returns used prior to 1/31/05). It is not possible to invest directly in an index.

3  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser and Sub-Advisers

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The Portfolio is managed by members of the Real Estate team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Theodore R. Bigman	Managing Director	January 1999

Michiel te Paske	Managing Director	March 2001

Sven van Kemenade	Managing Director	March 2001

Angeline Ho	Managing Director	August 2005

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" section beginning on page 20 of this Prospectus.

Class I and Class P shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 20 and 23, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

7

U.S. Real Estate Portfolio

Objective

The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Advisory Fee*	0.78%	0.78%
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses*	0.21%	0.21%
Total Annual Portfolio Operating Expenses*	0.99%	1.24%
Fee Waiver and/or Expense Reimbursement*	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.99%	1.24%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$101	$315	$547	$1,213
Class P	$126	$393	$681	$1,500

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.00% for Class I and 1.25% for Class P. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the U.S. real estate industry. The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs. The Portfolio focuses on REITs as well as REOCs that invest in a variety of property types and regions.

The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation. The Portfolio is constructed utilizing a process that combines both bottom-up and top-down analyses. The Adviser's proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given property market. The Adviser generally considers selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

8

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

U.S. Real Estate Portfolio (Cont'd)

•  REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT expenses along with the direct expenses of the Portfolio. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Portfolio.

•  Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance and a comparative sector index, as well as an average that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Class has different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q3 '09)	30.72%

Low Quarter	(Q4 '08)	–37.93%

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	29.86%	3.83%	11.37%
Return after Taxes on Distributions	29.27%	–0.55%	7.40%
Return after Taxes on Distributions and Sale of Portfolio Shares	19.36%	0.84%	7.63%
Class P
Return before Taxes	29.51%	3.57%	11.07%
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)[1]	27.96%	3.04%	10.77%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	15.06%	2.29%	1.42%
Lipper Real Estate Funds Average (reflects no deduction for taxes)[3]	27.60%	1.91%	9.64%

1  The FTSE NAREIT (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float adjusted market capitalization weighted index of tax-qualified REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market System. Effective December 20, 2010 the FTSE NAREIT Equity REITs Index will not include "Timber REITs." It is not possible to invest directly in an index.

2  The Standard & Poor's 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

3  The Lipper Real Estate Funds Average tracks the performance of all funds in the Lipper Real Estate Funds classification.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

9

U.S. Real Estate Portfolio (Cont'd)

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Real Estate team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Theodore R. Bigman	Managing Director	February 1995

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" section beginning on page 20 of this Prospectus.

Class I and Class P shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 20 and 23, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Global Real Estate Portfolio

Objective

The Global Real Estate Portfolio seeks to provide current income and capital appreciation.

The Portfolio's investment objective may be changed by the Board of Directors of the Fund without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser and Sub-Advisers seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including REOCs, REITs and foreign real estate companies. The Portfolio will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Adviser's and Sub-Advisers' approach emphasizes a bottom-up stock selection with a top-down global allocation.

Process

The Adviser and Sub-Advisers actively manage the Portfolio using a combination of top-down and bottom-up methodologies. The Adviser's and Sub-Advisers' proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's and Sub-Advisers' perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects our decision to overweight or underweight a given region, sector and/or country. The Adviser and Sub-Advisers generally consider selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

Under normal circumstances, at least 80% of the Portfolio's assets (plus any borrowings for investment purposes) will be invested in equity securities of companies in the real estate industry, including REOCs, REITs and foreign real estate companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of real estate companies located throughout the world, including companies located in emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, global real estate securities, may underperform relative to other sectors or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur

11

Global Real Estate Portfolio (Cont'd)

separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Investing in REITs, REOCs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated.

REITs and similar non-U.S. entities generally invest directly in real estate, in mortgages or in some combination of the two. REOCs and similar non-U.S. entities are entities that generally are engaged directly in real estate management or development activities. The Portfolio will invest primarily in equity REITs and similar non-U.S. entities. Operating REITs and similar non-U.S. entities require specialized management skills and the Portfolio may indirectly bear management expenses along with the direct expenses of the Portfolio. Individual REITs and similar non-U.S. entities may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify for the tax-free pass through of income. Foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

International Real Estate Portfolio

Objective

The International Real Estate Portfolio's investment objective is to provide current income and long-term capital appreciation.

Approach

The Adviser and Sub-Advisers seek a combination of current income and long-term capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world (excluding the United States and Canada). The Portfolio will invest primarily in companies located in the developed countries of Europe and Asia, but may also invest in emerging markets. The Adviser's and Sub-Advisers' approach emphasizes bottom-up stock selection with a top-down global allocation.

Process

The Adviser and Sub-Advisers actively manage the Portfolio using a combination of top-down and bottom-up methodologies. The Adviser's and Sub-Advisers' proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's and Sub-Advisers' perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects our decision to overweight or underweight a given region, sector and/or country. The Adviser and Sub-Advisers generally consider selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the real estate industry. Such companies are located in various global markets throughout the world (excluding the United States and Canada). This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

A company is considered located outside of the United States and Canada if it (a) is not organized under the laws of the United States or Canada, (b) does not have securities which are principally traded on a U.S. or Canadian stock exchange, (c) does not derive at least 50% of its revenues from goods produced or sold, investments made, or services performed in the United States or Canada or (d) does not maintain at least 50% of its assets in the United States or Canada.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of real estate companies located throughout the world, including companies located in emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, international real estate securities, may underperform relative to other sectors or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not

13

International Real Estate Portfolio (Cont'd)

otherwise affect the value of the security in the issuer's home country.

Investing in foreign real estate companies exposes investors to the risks of owning real estate directly, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

In addition, the risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

U.S. Real Estate Portfolio

Objective

The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.

Approach

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs. The Portfolio focuses on REITs as well as REOCs that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation.

Process

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The Portfolio is constructed utilizing a process that combines both bottom-up and top-down analyses. The Adviser's proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects our decision to overweight/underweight a given property market. The Adviser generally considers selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, U.S. real estate securities, may underperform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. REOCs are entities that generally are engaged directly in real estate management or development activities. The Portfolio will invest primarily in equity REITs. Operating a REIT requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Code in order to qualify for the tax-free pass through of income.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

15

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolios may invest in equity securities that are publicly-traded on securities exchanges or over-the-counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Price Volatility

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

Real Estate Investing

Each of the Portfolios invests in companies that are mainly in the real estate industry. As a result, these companies (and, therefore, the Portfolios) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Foreign Investing

To the extent that a Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolios' securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for a Portfolio's investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgements against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks

Certain Portfolios may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or

16

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolios' Investment
Strategies and Related Risks

developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market and developing country securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The investments of the Portfolios generally will be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since a Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of a Portfolio's assets. The Adviser and/or Sub-Advisers may use derivatives to reduce the risk. The Adviser and/or Sub-Advisers may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Investment Discretion

In pursuing the Portfolios' investment objectives, the Adviser and/or Sub-Advisers have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Advisers in their discretion may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

Temporary Defensive Investments

When the Adviser and/or Sub-Advisers believe that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with a Portfolio's principal investment strategies. If the Adviser and/or Sub-Advisers incorrectly predict the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

17

Investment Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc. ("Morgan Stanley Distribution"), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2011, the Adviser, together with its affiliated asset management companies, had approximately $275.8 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 with respect to the International Real Estate and Global Real Estate Portfolios. The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the Portfolios with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

Advisory Fees

For the fiscal year ended December 31, 2010, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or expense reimbursements) set forth in the table below.

Adviser's Rates of Compensation (as a percentage of average net assets)
Global Real Estate Portfolio	0.85%
International Real Estate Portfolio	0.80%
U.S. Real Estate Portfolio	0.78%

Portfolio Management

Global Real Estate Portfolio and International Real Estate Portfolio

Each Portfolio is managed by members of the Real Estate team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of each Portfolio are Theodore R. Bigman, Michiel te Paske, Sven van Kemenade and Angeline Ho.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. te Paske has been associated with the Adviser in an investment management capacity since 1997. Mr. van Kemenade has been associated with the Adviser in an investment management capacity since 1997. Ms. Ho has been associated with the Adviser in an investment management capacity since 1997.

Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

U.S. Real Estate Portfolio

The Portfolio is managed by members of the Real Estate team. The team consists of a portfolio manager and analysts. Theodore R. Bigman is the Portfolio's portfolio manager and is primarily responsible for the day-to-day management of the Portfolio.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995.

Mr. Bigman is supported by a team of six research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks and direct the implementation of investment strategy.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Fund Management

Portfolio Management (Cont'd)

Additional Information

The Portfolios' SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

The composition of each team may change from time to time.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement and the Sub-Advisory Agreements is available in the Fund's Semiannual Report to Shareholders for the period ended June 30, 2010.

19

Shareholder Information

Share Class

This Prospectus offers Class I, Class P, Class H and Class L shares of the Global Real Estate Portfolio and Class I and Class P shares of each of the International Real Estate Portfolio and U.S. Real Estate Portfolio. Neither Class I shares, Class P shares nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Both Class I and Class P shares generally require investments in minimum amounts that are substantially higher than Class H and Class L shares.

Distribution of Portfolio Shares

Morgan Stanley Distribution is the exclusive Distributor of Class I and Class P shares of each Portfolio and Class H and Class L shares of the Global Real Estate Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class I shares of the Portfolios. The Fund has adopted a Shareholder Services Plan with respect to the Class P shares of each Portfolio, a Shareholder Services Plan with respect to the Class H shares of the Global Real Estate Portfolio and a Distribution and Shareholder Services Plan with respect to the Class L shares of the Global Real Estate Portfolio (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, each Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the average daily net assets of the Class P shares on an annualized basis, and the Global Real Estate Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the average daily net assets of each of the Class H shares and Class L shares on an annualized basis and a distribution fee of up to 0.50% of the average daily net assets of the Class L shares on an annualized basis. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class P, Class H and Class L shares. Such fees relate solely to the Class P, Class H and Class L shares and will reduce the net investment income and total return of the Class P, Class H and Class L shares, respectively.

The Adviser and/or Distributor may pay compensation to certain brokers or other service providers in connection with the sale, distribution, marketing and retention of a Portfolio's shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value ("NAV") or the price of a Portfolio's shares. For more information, please see the Portfolios' SAI.

About Net Asset Value

The NAV per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, including circumstances under which the Adviser and/or Sub-Advisers determine that a security's market price is not accurate, fair value prices may be determined in good faith using methods approved by the Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. To the extent a Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, the Portfolio's net asset value is calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of a Portfolio's investment securities may change on days when you will not be able to purchase or sell your shares.

Pricing of Portfolio Shares

You may buy or sell (redeem) Class I and Class P shares of each Portfolio and Class H and Class L shares of the Global Real Estate Portfolio at the NAV next determined for the class after receipt of your order, plus any applicable sales charge. The Fund determines the NAV per share for the Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available in the Portfolios' SAI.

How To Purchase Class I, Class P and Class L Shares

You may purchase Class I, Class P and Class L shares of the applicable Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

Investors purchasing Class I, Class P and Class L shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class I, Class P or Class L shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $5,000,000 for Class I shares, and $1,000,000 for Class P shares of the Portfolios and $25,000 for Class L shares of the Global Real Estate Portfolio. The minimum initial investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans (with plan assets of at least $5 million for Class I and Class P shares) investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities (with at least $5 million of investable assets for Class I and Class P shares) investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and, with respect to Class I and Class P shares only, clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I, Class P or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem Class I, Class P and Class L shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing Class I, Class P and Class L shares by wire.

Initial Purchase by Wire

You may purchase Class I, Class P and Class L shares of each Portfolio, as applicable, by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section above entitled "Pricing of Portfolio Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575373
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Additional Investments

You may purchase additional Class I, Class P and Class L shares for your account at any time by purchasing shares at NAV by any of the methods described above. For additional purchases directly from the Fund, your account name, account number, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions under "Initial Purchase by Wire."

How To Purchase Class H Shares

Class H shares of the Global Real Estate Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class H shares.

Class H shares are available to investors with a minimum investment of $25,000. If the value of your account falls below the minimum initial investment amount for Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class H shares are subject to a sales charge equal to a maximum of 4.75% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $50,000 and over. Class H shares are subject to a monthly shareholder services fee at an annual rate of 0.25% of the Global Real Estate Portfolio's average daily net assets attributable to Class H shares.

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Shareholder Information (Cont'd)

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class H shares of the Global Real Estate Portfolio, by combining, in a single transaction, your purchase with purchases of Class H shares of the Global Real Estate Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class H shares are not subject to a front-end sales charge for accounts of employees of Morgan Stanley and its subsidiaries, such persons' family members (limited to spouse, and children under the age of 21) and trust accounts for which any such person is a beneficiary.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class H shares of the Global Real Estate Portfolio for any related account in a single transaction with purchases of Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative net asset value of Class H shares of the Global Real Estate Portfolio purchased in a single transaction, together with the net asset value of all Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude

22

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

the Global Real Estate Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class H shares of other portfolios of the Fund or of other Morgan Stanley Institutional Funds you currently own acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class H shares. For example, the Morgan Stanley channel of Morgan Stanley Smith Barney charges clients an order processing fee of $6.00 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems Class H shares of the Global Real Estate Portfolio. Please consult your authorized financial representative for more information regarding any such fee.

General

Class I, Class P, Class H and Class L shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value, taking into account any applicable sales charge.

To help the Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Other Transaction Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interests of the Fund.

Certain patterns of exchange and/or purchase or sale transactions involving the Portfolios may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determination in this regard may be made based on the frequency or dollar amount of the previous exchange or purchase or sale transaction. See "Frequent Purchases and Redemptions of Shares."

How To Redeem Class I, Class P and Class L Shares

You may redeem Class I, Class P and Class L shares of a Portfolio, as applicable, by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class I, Class P and Class L shares of a Portfolio, as applicable, will be redeemed at the NAV next determined after we receive your redemption request in good order.

Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b)  The share certificates, if issued;

(c)  Any required signature guarantees; and

(d)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

23

Shareholder Information (Cont'd)

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I, Class P and Class L shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be wired to you. You cannot redeem Class I, Class P and Class L shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but may take up to seven days. However, if you purchased Class I, Class P and Class L shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class I and Class P shares of the International Real Estate Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the International Real Estate Portfolio. The redemption fee is designed to protect the International Real Estate Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I, Class P and Class L shares, as applicable, of a Portfolio, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the International Real Estate Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class I, Class P and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to Morgan Stanley Services by mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for Class I, Class P or Class L shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be

24

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of International Real Estate Portfolio shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

How To Redeem Class H Shares

You may redeem Class H shares of the Global Real Estate Portfolio by contacting your authorized financial representative. The value of Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class H shares of the Global Real Estate Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or the Global Real Estate Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Exchange Privilege

You may exchange Class H shares of the Global Real Estate Portfolio for Class H shares of other available portfolios of the Fund. In addition, you may exchange Class H shares for Class H shares of available portfolios of Morgan Stanley Institutional Fund Trust. Not all portfolios of the Fund or of Morgan Stanley Institutional Fund Trust offer Class H shares. Your ability to exchange Class H shares may therefore be limited. A front-end sales charge (load) is not imposed on exchanges of Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of the International Real Estate Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of a Portfolio, which may include, among other things, diluting the value of a Portfolio's shares held by long-term shareholders, interfering with the efficient management of the Portfolio, increasing brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, a Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which a Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage").

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund's Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

25

Shareholder Information (Cont'd)

The Fund's policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares," "Shareholder Information—How To Purchase Class H Shares," "Shareholder Information—Other Transaction Information," "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" and "Shareholder Information—How To Redeem Class H Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at Financial Intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such Financial Intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective Financial Intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within a Portfolio by the Financial Intermediary's customers and to collect the International Real Estate Portfolio's redemption fee from its customers. However, the Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information upon the Fund's request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

The Global Real Estate Portfolio's and International Real Estate Portfolio's policy is to distribute to shareholders substantially all of their net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The U.S. Real Estate Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of quarterly dividends and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The dividends and distributions you receive from a Portfolio may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2013, dividends paid by a Portfolio that are attributable to "qualified dividends" received by the Portfolio may be taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Portfolio and the shareholders.

Dividends paid by the Portfolio not attributable to "qualified dividends" received by a Portfolio, including distributions of short-term capital gains, will generally be taxed at normal tax rates applicable to ordinary income. Generally, dividends paid by REITs will be comprised of investment income, long-term capital gains and returns of capital, each of which may be passed on to shareholders of the Fund. "Qualified dividends" may include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2013, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after December 31, 2012. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays.

The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another

26

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

portfolio is treated for tax purposes as a sale of the original shares in the Portfolio, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

The Fund currently consists of the following portfolios:

U.S. Equity

Advantage Portfolio
Focus Growth Portfolio
Growth Portfolio
Opportunity Portfolio
Small Company Growth Portfolio*
U.S. Real Estate Portfolio

Global and International Equity

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Advantage Portfolio
Global Discovery Portfolio
Global Franchise Portfolio
Global Opportunity Portfolio
Global Real Estate Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio

Fixed Income

Emerging Markets Debt Portfolio

  *  Portfolio is currently closed to new investors

27

Financial Highlights

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class P, Class H and Class L shares of each Portfolio, as applicable, for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each class of shares of the Portfolios are based on the average net assets of such Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Portfolios' SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report to Shareholders and the Portfolios' financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

Global Real Estate Portfolio

	Class I
	Year Ended December 31,						Period from August 30, 2006^ to December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$7.47		$5.49		$10.04	$11.56	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.14		0.16	0.18	0.06
Net Realized and Unrealized Gain (Loss) on Investments	1.31		2.11		(4.67)	(1.09)	1.66
Total from Investment Operations	1.50		2.25		(4.51)	(0.91)	1.72
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.27)		(0.02)	(0.40)	(0.13)
Net Realized Gain	—		—		(0.02)	(0.21)	(0.03)
Total Distributions	(0.19)		(0.27)		(0.04)	(0.61)	(0.16)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$8.78		$7.47		$5.49	$10.04	$11.56
Total Return++	20.22%		41.04%		(45.00)%	(7.87)%	17.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,215,881		$638,744		$473,459	$632,737	$238,647
Ratio of Expenses to Average Net Assets (1)	1.01	%+††	1.01	%+	1.05%+	1.02%+	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.01	%+††	1.01	%+	1.04%+	1.02%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.43	%+††	2.31	%+	1.92%+	1.55%+	1.53	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	18%		59%		40%	39%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A	N/A	1.15	%*
Net Investment Income to Average Net Assets	N/A		N/A		N/A	N/A	1.43	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

*  Annualized.

§  Amount is less than 0.005%.

28

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Real Estate Portfolio

	Class P
	Year Ended December 31,							Period from August 30, 2006^ to December 31,
Selected Per Share Data and Ratios	2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$7.44		$5.47		$10.02		$11.56	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.13		0.16		0.16	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.30		2.09		(4.68)		(1.11)	1.67
Total from Investment Operations	1.47		2.22		(4.52)		(0.95)	1.71
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.25)		(0.01)		(0.38)	(0.12)
Net Realized Gain	—		—		(0.02)		(0.21)	(0.03)
Total Distributions	(0.17)		(0.25)		(0.03)		(0.59)	(0.15)
Redemption Fees	—		0.00	‡	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$8.74		$7.44		$5.47		$10.02	$11.56
Total Return++	19.90%		40.66%		(45.15)%		(8.15)%	17.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$67,812		$52,663		$44,555		$13,187	$116
Ratio of Expenses to Average Net Assets (1)	1.26	%+††	1.26	%+	1.30	%+	1.27%+	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.26	%+††	1.26	%+	1.29	%+	1.27%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.18	%+††	2.08	%+	2.32	%+	1.39%+	1.07	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	18%		59%		40%		39%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.32	%+	N/A	1.41	%*
Net Investment Income to Average Net Assets	N/A		N/A		2.30	%+	N/A	0.96	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

*  Annualized.

§  Amount is less than 0.005%.

29

Global Real Estate Portfolio

	Class H
	Year Ended December 31,				Period from January 2, 2008^ to December 31,
Selected Per Share Data and Ratios	2010		2009		2008
Net Asset Value, Beginning of Period	$7.43		$5.47		$9.95
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.13		0.11
Net Realized and Unrealized Gain (Loss) on Investments	1.29		2.08		(4.57)
Total from Investment Operations	1.47		2.21		(4.46)
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.25)		—
Net Realized Gain	—		—		(0.02)
Total Distributions	(0.18)		(0.25)		(0.02)
Redemption Fees	—		0.00	‡	—
Net Asset Value, End of Period	$8.72		$7.43		$5.47
Total Return++	19.96%		40.59%		(44.88	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,381		$607		$391
Ratio of Expenses to Average Net Assets (1)	1.26	%+††	1.26	%+	1.70	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.26	%+††	1.26	%+	1.29	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.18	%+††	2.03	%+	1.42	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	18%		59%		40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.70	%+*
Net Investment Income to Average Net Assets	N/A		N/A		1.42	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

*  Annualized.

§  Amount is less than 0.005%.

30

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Real Estate Portfolio

	Class L
	Year Ended December 31,				Period from June 16, 2008^ to December 31,
Selected Per Share Data and Ratios	2010		2009		2008
Net Asset Value, Beginning of Period	$7.35		$5.43		$9.46
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.08		0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.28		2.08		(4.05)
Total from Investment Operations	1.41		2.16		(4.01)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.24)		—
Net Realized Gain	—		—		(0.02)
Total Distributions	(0.14)		(0.24)		(0.02)
Redemption Fees	—		0.00	‡	—
Net Asset Value, End of Period	$8.62		$7.35		$5.43
Total Return++	19.26%		39.91%		(42.45	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,043		$1,603		$261
Ratio of Expenses to Average Net Assets (1)	1.76	%+††	1.76	%+	1.81	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.76	%+††	1.76	%+	1.80	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.68	%+††	1.23	%+	1.20	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	18%		59%		40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.84	%+*
Net Investment Income to Average Net Assets	N/A		N/A		1.17	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

*  Annualized.

§  Amount is less than 0.005%.

31

International Real Estate Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$17.80		$12.59		$25.30		$34.82	$23.63
Income (Loss) from Investment Operations:
Net Investment Income†	0.69		0.44		0.56		0.69	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.98		5.40		(13.15)		(6.79)	12.78
Total from Investment Operations	1.67		5.84		(12.59)		(6.10)	13.13
Distributions from and/or in Excess of:
Net Investment Income	(0.62)		(0.63)		—		(1.77)	(0.85)
Net Realized Gain	—		—		(0.12)		(1.65)	(1.09)
Total Distributions	(0.62)		(0.63)		(0.12)		(3.42)	(1.94)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$18.85		$17.80		$12.59		$25.30	$34.82
Total Return++	9.51%		46.54%		(49.95)%		(17.59)%	56.06%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$397,514		$463,649		$427,148		$1,053,018	$1,125,569
Ratio of Expenses to Average Net Assets (1)	0.98	%+††	0.93	%+	0.95	%+	0.94%+	0.95%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.98	%+††	0.93	%+	0.94	%+	0.94%+	0.95%
Ratio of Net Investment Income to Average Net Assets (1)	3.97	%+††	3.04	%+	2.68	%+	2.10%+	1.19%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	64%		56%		54%		55%	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.97	%+	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		2.66	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

32

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Real Estate Portfolio

	Class P
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$17.77		$12.58		$25.33		$34.83	$23.68
Income (Loss) from Investment Operations:
Net Investment Income†	0.64		0.39		0.63		0.58	0.29
Net Realized and Unrealized Gain (Loss) on Investments	0.98		5.39		(13.26)		(6.74)	12.77
Total from Investment Operations	1.62		5.78		(12.63)		(6.16)	13.06
Distributions from and/or in Excess of:
Net Investment Income	(0.56)		(0.59)		—		(1.69)	(0.82)
Net Realized Gain	—		—		(0.12)		(1.65)	(1.09)
Total Distributions	(0.56)		(0.59)		(0.12)		(3.34)	(1.91)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$18.83		$17.77		$12.58		$25.33	$34.83
Total Return++	9.26%		46.08%		(50.05)%		(17.76)%	55.69%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,547		$8,429		$9,141		$97,800	$97,951
Ratio of Expenses to Average Net Assets (1)	1.23	%+††	1.18	%+	1.19	%+	1.19%+	1.20%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.23	%+††	1.18	%+	1.19	%+	1.19%+	1.20%
Ratio of Net Investment Income to Average Net Assets (1)	3.72	%+††	2.74	%+	2.66	%+	1.76%+	0.94%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	64%		56%		54%		55%	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.22	%+	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		2.64	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

33

U.S. Real Estate Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.18		$8.87		$15.75		$28.24	$23.41
Income (Loss) from Investment Operations:
Net Investment Income†	0.30		0.23		0.31		0.33	0.42
Net Realized and Unrealized Gain (Loss) on Investments	3.02		2.30		(5.84)		(4.87)	8.44
Total from Investment Operations	3.32		2.53		(5.53)		(4.54)	8.86
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.22)		(0.31)		(0.50)	(0.49)
Net Realized Gain	—		—		(1.04)		(7.45)	(3.54)
Total Distributions	(0.17)		(0.22)		(1.35)		(7.95)	(4.03)
Redemption Fees	—		0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$14.33		$11.18		$8.87		$15.75	$28.24
Total Return++	29.86%		29.65%		(38.07)%		(16.63)%	38.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$855,474		$584,820		$448,897		$911,819	$1,635,926
Ratio of Expenses to Average Net Assets (1)	0.99	%+††	0.99	%+	0.95	%+	0.90%+	0.87%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.98	%+††	0.96	%+	0.91	%+	0.88%+	0.87%
Ratio of Net Investment Income to Average Net Assets (1)	2.34	%+††	2.70	%+	2.19	%+	1.23%+	1.55%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	41%		30%		38%		38%	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.00	%+	0.96	%+	N/A	N/A
Net Investment Income to Average Net Assets	N/A		2.69	%+	2.18	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

34

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

U.S. Real Estate Portfolio

	Class P
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$10.99		$8.73		$15.53		$27.96	$23.21
Income (Loss) from Investment Operations:
Net Investment Income†	0.26		0.21		0.28		0.27	0.37
Net Realized and Unrealized Gain (Loss) on Investments	2.96		2.25		(5.77)		(4.82)	8.34
Total from Investment Operations	3.22		2.46		(5.49)		(4.55)	8.71
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.20)		(0.27)		(0.43)	(0.42)
Net Realized Gain	—		—		(1.04)		(7.45)	(3.54)
Total Distributions	(0.14)		(0.20)		(1.31)		(7.88)	(3.96)
Redemption Fees	—		0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$14.07		$10.99		$8.73		$15.53	$27.96
Total Return++	29.51%		29.31%		(38.26)%		(16.80)%	38.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$89,321		$116,164		$95,828		$171,578	$268,537
Ratio of Expenses to Average Net Assets (1)	1.24	%+††	1.24	%+	1.20	%+	1.15%+	1.12%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.23	%+††	1.21	%+	1.16	%+	1.13%+	1.12%
Ratio of Net Investment Income to Average Net Assets (1)	2.09	%+††	2.45	%+	2.05	%+	1.02%+	1.37%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	41%		30%		38%		38%	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.25	%+	1.21	%+	N/A	N/A
Net Investment Income to Average Net Assets	N/A		2.44	%+	2.04	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

35

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Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information

Where to Find
Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated April 29, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports may be obtained from the Commission in any of the following ways:

(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov.

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

The Fund's Investment Company Act registration number is 811-05624.

MSIREUIPRO-0411

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Share Class	Ticker Symbol
Class I	MSIEX

Class P	IEDBX

Class H	MSEHX

Class L	MEDLX

Prospectus

April 29, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Emerging Markets Debt Portfolio

Objective

The Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 12 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	3.50	%†	None
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%		2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*	0.54%	0.54%	0.54%	0.54%
Total Annual Portfolio Operating Expenses*	1.29%	1.54%	1.54%	2.04%
Fee Waiver and/or Expense Reimbursement*	0.44%	0.44%	0.44%	0.44%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.85%	1.10%	1.10%	1.60%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$87	$271	$471	$1,049
Class P	$112	$350	$606	$1,340
Class H	$458	$687	$935	$1,643
Class L	$163	$505	$871	$1,900

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.60% for Class L. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries.

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Portfolio's investments, the Adviser analyzes the ability of an emerging market country's government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.

The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser generally considers selling a portfolio holding when it

1

Emerging Markets Debt
Portfolio (Cont'd)

determines that the holding no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. In addition, the Portfolio may sell securities short.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Fixed Income Securities. The prices of fixed income securities respond to economic developments, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. A portion of the Portfolio's fixed income securities may be rated below investment grade.

•  Lower Rated Fixed Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•  Short Sales. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

•  Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's returns include the maximum applicable sales charge for Class H and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

2

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Emerging Markets Debt
Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	(Q2 '09)	14.49%

Low Quarter	(Q4 '08)	–7.32%

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I (commenced operations on 2/1/94)
Return before Taxes	15.07%	8.18%	11.26%	10.42%
Return after Taxes on Distributions	10.58%	5.81%	8.55%	4.70%
Return after Taxes on Distributions and Sale of Portfolio Shares	9.74%	5.61%	8.16%	4.97%
JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Diversified Bond Index (reflects no deduction for fees, expenses or taxes)[1]	15.68%	9.44%	10.84%	10.54%
Lipper Emerging Markets Debt Funds Index (reflects no deduction for taxes)[2]	13.35%	7.78%	11.45%	—[3]
Class P (commenced operations on 1/2/96)
Return before Taxes	14.88%	7.89%	11.00%	10.76%
JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Diversified Bond Index (reflects no deduction for fees, expenses or taxes)[1]	15.68%	9.44%	10.84%	11.71%
Lipper Emerging Markets Debt Funds Index (reflects no deduction for taxes)[2]	13.35%	7.78%	11.45%	10.96%
	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class H (commenced operations on 1/2/08)
Return before Taxes	10.84%	N/A	N/A	6.89%
JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Diversified Bond Index (reflects no deduction for fees, expenses or taxes)[1]	15.68%	N/A	N/A	10.04%
Lipper Emerging Markets Debt Funds Index (reflects no deduction for taxes)[2]	13.35%	N/A	N/A	7.04%
Class L (commenced operations on 6/16/08)
Return before Taxes	14.18%	N/A	N/A	8.69%
JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Diversified Bond Index (reflects no deduction for fees, expenses or taxes)[1]	15.68%	N/A	N/A	11.62%
Lipper Emerging Markets Debt Funds Index (reflects no deduction for taxes)[2]	13.35%	N/A	N/A	8.51%

1  The JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Diversified Bond Index is a custom index represented by performance of the JP Morgan EMBI Global Bond Index (which tracks the performance of U.S. dollar-denominated debt instruments issued by emerging markets) for periods from the Portfolio's inception to September 30, 2007 and the JP Morgan GBI-EM Diversified Bond Index (which tracks local currency government bonds issued by emerging markets) for periods thereafter. It is not possible to invest directly in an index.

2  The Lipper Emerging Markets Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Markets Debt Funds classification. There are currently 10 funds represented in this Index.

3  Since Inception return information is not available for this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary

3

Emerging Markets Debt
Portfolio (Cont'd)

from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Emerging Markets Debt team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	April 2002

Federico L. Kaune	Managing Director	April 2003

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 11 and 12, respectively of this Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian").

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 11 and 14, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolio

Emerging Markets Debt Portfolio

Objective

The Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process

The Adviser will implement a multi-phase investment process, with an emphasis on sovereign economic fundamentals, to assess sovereign risk and the relative valuations of currencies and interest rates in emerging market countries. As part of its assessment, the Adviser will analyze a country's political, economic and social environment. The Adviser will focus on change at the margin rather than taking static snapshots of economic variables and will seek to interpret events and forces in their early stages and to assess their impact on individual emerging market countries.

The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. The Adviser will analyze economic factors, including governmental policies (fiscal, monetary and exchange rates regimes) and objectives (GDP growth, inflation, external accounts, debt serviceability). In selecting the Portfolio's investments, the Adviser analyzes the ability of an emerging market country's government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation. In addition, the Adviser analyzes long-term equilibrium real exchange rates, utilizing a proprietary econometric model that considers the impact of various fundamental variables, including productivity differentials, terms of trade and external positions. The Adviser will utilize a proprietary interest rate and yield curve valuation model to identify investment opportunities.

The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Adviser may consider an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging markets or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank or the Portfolio's benchmark index, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets. Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Investing in emerging markets intensifies risk, because

5

Emerging Markets Debt Portfolio (Cont'd)

lower quality fixed income securities are more volatile in price.

The Portfolio invests in many fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed income securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or if unrated considered by the Adviser to be an appropriate investment for the Portfolio. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, a substantial portion of the Portfolio's investments in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

In addition, the Portfolio may sell securities short. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale. The Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities. In addition, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Information about the Portfolio's Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

6

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolio's Investment
Strategies and Risks

This section discusses additional information relating to the Portfolio's investment strategies, other types of investments that the Portfolio may make and related risk factors. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Foreign Investing

To the extent that the Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, a substantial portion of the Portfolio's securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for the Portfolio's investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

The Portfolio may invest in debt obligations known as "sovereign debt," which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should

7

move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

The Portfolio invests in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

A portion of the Portfolio's investments in emerging market securities may include investments in microfinance loans. Microfinance loans are typically very small loans (microcredit) made for providing the means for people who are not served by traditional banking systems to expand their businesses or finance their families' basic needs by providing access to affordable credit. Microfinance loans carry many of the same risks associated with investing in emerging markets countries, but because some of the microfinance loans may be used to fund crop growing and livestock, microfinance loans may also be subject to climate and geography risk. In addition, most micro-clients have low incomes and little or no previous credit history. As a result, there is no assurance that micro-clients will be able to repay the microfinance loans.

Foreign Currency

The investments of the Portfolio generally will be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission (the "Commission") rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include:

Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from

8

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolio's Investment
Strategies and Risks

futures can exceed the Portfolio's initial investment in such contracts.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements currently are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Portfolio's use of swaps may include those based on the credit of an underlying security, commonly referred to as "credit default swaps." Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default or similar event of the referenced debt obligation.

Structured Investments. The Portfolio also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because the Portfolio is relying on the creditworthiness of such counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Investment Discretion

In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with the Portfolio's principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

9

Investment Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc. ("Morgan Stanley Distribution"), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2011, the Adviser, together with its affiliated asset management companies, had approximately $275.8 billion in assets under management or supervision.

Advisory Fees

For the fiscal year ended December 31, 2010, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.30% of the Portfolio's average daily net assets.

Portfolio Management

The Portfolio is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister and Federico L. Kaune.

Eric J. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Federico L. Kaune has been associated with the Adviser in an investment management capacity since 2002. Messrs. Baurmeister and Kaune are co-portfolio managers.

Members of the team collaborate to manage the assets of the Portfolio.

Additional Information

The Portfolio's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement is available in the Fund's Semiannual Report to Shareholders for the period ended June 30, 2010.

10

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I, Class P, Class H and Class L shares of the Portfolio. Neither Class I shares, Class P nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Both Class I and Class P shares generally require investments in minimum amounts that are substantially higher than Class H and Class L shares.

Distribution of Portfolio Shares

Morgan Stanley Distribution is the exclusive Distributor of Class I, Class P, Class H and Class L shares of the Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class I shares of the Portfolio. The Fund has adopted a Shareholder Services Plan with respect to the Class P shares of the Portfolio, a Shareholder Services Plan with respect to the Class H shares of the Portfolio and a Distribution and Shareholder Services Plan with respect to the Class L shares of the Portfolio (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the average daily net assets of each of the Class P shares, Class H shares and Class L shares on an annualized basis and a distribution fee of up to 0.50% of the average daily net assets of Class L shares on an annualized basis. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class P, Class H and Class L shares. Such fees relate solely to the Class P, Class H and Class L shares and will reduce the net investment income and total return of the Class P, Class H and Class L shares, respectively.

The Adviser and/or Distributor may pay compensation to certain brokers or other service providers in connection with the sale, distribution, marketing and retention of the Portfolio's shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value ("NAV") or the price of the Portfolio's shares. For more information, please see the Portfolio's SAI.

About Net Asset Value

The NAV per share of a class of shares of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, including circumstances under which the Adviser determines that a security's market price is not accurate, fair value prices may be determined in good faith using methods approved by the Fund's Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, the Portfolio's net asset value is calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of the Portfolio's investment securities may change on days when you will not be able to purchase or sell your shares.

Pricing of Portfolio Shares

You may buy or sell (redeem) Class I, Class P, Class H and Class L shares of the Portfolio at the NAV next determined for the class after receipt of your order, plus any applicable sales charge. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Portfolios' SAI.

How To Purchase Class I, Class P and Class L Shares

You may purchase Class I, Class P and Class L shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolio is open for business.

Investors purchasing Class I, Class P and Class L shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class I, Class P or Class L shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

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Shareholder Information (Cont'd)

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans (with plan assets of at least $5 million for Class I and Class P shares) investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities (with at least $5 million of investable assets for Class I and Class P shares) investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and, with respect to Class I and Class P shares only, clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I, Class P or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem Class I, Class P and Class L shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing Class I, Class P and Class L shares by wire.

Initial Purchase by Wire

You may purchase Class I, Class P and Class L shares of the Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section above entitled "Pricing of Portfolio Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575373
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Additional Investments

You may purchase additional Class I, Class P and Class L shares for your account at any time by purchasing shares at NAV by any of the methods described above. For additional purchases directly from the Fund, your account name, account number, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions under "Initial Purchase by Wire."

How To Purchase Class H Shares

Class H shares of the Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class H shares.

Class H shares are available to investors with a minimum investment of $25,000. If the value of your account falls below the minimum initial investment amount for Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class H shares are subject to a sales charge equal to a maximum of 3.50% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $50,000 and over. Class H shares are subject to a monthly shareholder services fee at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class H shares.

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Shareholder Information

Shareholder Information (Cont'd)

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	3.50%	3.63%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1 million	1.00%	1.01%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class H shares of the Portfolio, by combining, in a single transaction, your purchase with purchases of Class H shares of the Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class H shares are not subject to a front-end sales charge for accounts of employees of Morgan Stanley and its subsidiaries, such persons' family members (limited to spouse, and children under the age of 21) and trust accounts for which any such person is a beneficiary.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class H shares of the Portfolio for any related account in a single transaction with purchases of Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative net asset value of Class H shares of the Portfolio purchased in a single transaction, together with the net asset value of all Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund

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Shareholder Information (Cont'd)

Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude the Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class H shares of other portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the Fund or other Morgan Stanley Institutional Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class H shares. For example, the Morgan Stanley channel of Morgan Stanley Smith Barney charges clients an order processing fee of $6.00 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems Class H shares of the Portfolio. Please consult your authorized financial representative for more information regarding any such fee.

General

Class I, Class P, Class H and Class L shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value, taking into account any applicable sales charge.

To help the Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Other Transaction Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolio or reject any purchase orders when we think it is in the best interests of the Fund.

Certain patterns of exchange and/or purchase or sale transactions involving the Portfolio may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determination in this regard may be made based on the frequency or dollar amount of the previous exchange or purchase or sale transaction. See "Frequent Purchases and Redemptions of Shares."

How To Redeem Class I, Class P and Class L Shares

You may redeem Class I, Class P and Class L shares of the Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class I, Class P and Class L shares of the Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b)  The share certificates, if issued;

(c)  Any required signature guarantees; and

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Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

(d)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I, Class P and Class L shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be wired to you. You cannot redeem Class I, Class P and Class L shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased Class I, Class P and Class L shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class I, Class P and Class L shares of the Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I, Class P and Class L shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in the Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class I, Class P and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to Morgan Stanley Services by mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

15

Shareholder Information (Cont'd)

When you exchange for Class I, Class P or Class L shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

How To Redeem Class H Shares

You may redeem Class H shares of the Portfolio by contacting your authorized financial representative. The value of Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class H shares of the Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class H shares of the Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in the Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class H shares of the Portfolio for Class H shares of other available portfolios of the Fund. In addition, you may exchange Class H shares for Class H shares of available portfolios of Morgan Stanley Institutional Fund Trust. Not all portfolios of the Fund or of Morgan Stanley Institutional Fund Trust offer Class H shares. Your ability to exchange Class H shares may therefore be limited. A front-end sales charge (load) is not imposed on exchanges of Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of shares of the Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as "market-timing"

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Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

or "short-term trading" and may present risks for other shareholders of the Portfolio, which may include, among other things, diluting the value of the Portfolio's shares held by long-term shareholders, interfering with the efficient management of the Portfolio, increasing brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may purchase shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies.

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund's Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

The Fund's policies with respect to purchases and redemptions of Portfolio shares are described in the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares," "Shareholder Information—How To Purchase Class H Shares," "Shareholder Information—Other Transaction Information," "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" and "Shareholder Information—How To Redeem Class H Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at Financial Intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such Financial Intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective Financial Intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, redemptions and exchanges of Portfolio shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary's customers and to collect the Portfolio's redemption fee from its customers. However, the Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information upon the Fund's request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

The Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of a quarterly dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The dividends and distributions you receive from the Portfolio may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends paid by the Portfolio, including distributions of short-term capital gains, will generally be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2013, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for long-term capital gain will cease to be in effect after December 31, 2012. The Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions. The Portfolio expects to distribute primarily ordinary income dividends.

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Shareholder Information (Cont'd)

If you redeem shares of the Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of the Portfolio for shares of another portfolio is treated for tax purposes as a sale of the original shares in the Portfolio, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

The Fund currently consists of the following portfolios:

U.S. Equity

Advantage Portfolio
Focus Growth Portfolio
Growth Portfolio
Opportunity Portfolio
Small Company Growth Portfolio*
U.S. Real Estate Portfolio

Global and International Equity

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Advantage Portfolio
Global Discovery Portfolio
Global Franchise Portfolio
Global Opportunity Portfolio

Global Real Estate Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio

Fixed Income

Emerging Markets Debt Portfolio

  *  Portfolio is currently closed to new investors

18

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Financial Highlights

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class P, Class H and Class L shares of the Portfolio for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each class of shares of the Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP's report, along with the Portfolio's financial statements, are incorporated by reference into the Portfolios' SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report to Shareholders and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

Emerging Markets Debt Portfolio

	Class I^^
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.15		$9.94		$11.47	$11.99		$11.61
Income (Loss) from Investment Operations:
Net Investment Income†	0.87		0.71		1.03	0.71		0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.92		1.64		(2.15)	(0.23)		0.80
Total from Investment Operations	1.79		2.35		(1.12)	0.48		1.29
Distributions from and/or in Excess of:
Net Investment Income	(0.93)		(0.09)		(0.41)	(1.00)		(0.91)
Net Realized Gain	(0.57)		(0.05)		—	—		—
Total Distributions	(1.50)		(0.14)		(0.41)	(1.00)		(0.91)
Redemption Fees	0.00	‡	0.00	‡	—	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$12.44		$12.15		$9.94	$11.47		$11.99
Total Return++	15.07%		23.75%		(10.07)%	4.68%		11.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,864		$38,041		$21,887	$52,686		$81,212
Ratio of Expenses to Average Net Assets (1)	0.84	%+††	0.84	%+	0.83%+	0.93	%+^	0.93%^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.84	%+††	0.84	%+	0.81%+	0.85	%+	0.92%
Ratio of Net Investment Income to Average Net Assets (1)	7.12	%+††	6.44	%+	9.16%+	6.28	%+	6.11%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††	0.01%		0.01%	0.00	%§	N/A
Portfolio Turnover Rate	109%		138%		248%	155%		55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.29	%+††	1.35	%+	1.61%+	1.21	%+	1.04%
Net Investment Income to Average Net Assets	6.67	%+††	5.93	%+	8.38%+	6.00	%+	6.00%

^^  On March 17, 2006 the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.00% for Class I shares. Prior to May 1, 2004, the maximum ratio was 1.75% for Class I shares.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

19

Emerging Markets Debt Portfolio

	Class P^^
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.42		$10.18		$11.77	$12.29		$11.85
Income (Loss) from Investment Operations:
Net Investment Income†	0.86		0.84		0.94	0.69		0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.94		1.53		(2.13)	(0.23)		0.81
Total from Investment Operations	1.80		2.37		(1.19)	0.46		1.31
Distributions from and/or in Excess of:
Net Investment Income	(0.89)		(0.08)		(0.40)	(0.98)		(0.87)
Net Realized Gain	(0.57)		(0.05)		—	—		—
Total Distributions	(1.46)		(0.13)		(0.40)	(0.98)		(0.87)
Redemption Fees	0.00	‡	0.00	‡	—	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$12.76		$12.42		$10.18	$11.77		$12.29
Total Return++	14.88%		23.43%		(10.34)%	4.29%		10.79%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,792		$4,379		$3,640	$870		$565
Ratio of Expenses to Average Net Assets (1)	1.09	%+††	1.09	%+	1.12%+	1.20	%+^	1.17%^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.09	%+††	1.09	%+	1.10%+	1.10	%+	1.16%
Ratio of Net Investment Income to Average Net Assets (1)	6.87	%+††	7.52	%+	8.56%+	5.99	%+	5.94%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††	0.01%		0.01%	0.00	%§	N/A
Portfolio Turnover Rate	109%		138%		248%	155%		55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.54	%+††	1.62	%+	2.31%+	1.49	%+	1.29%
Net Investment Income to Average Net Assets	6.42	%+††	6.99	%+	7.37%+	5.71	%+	5.82%

^^  On March 17, 2006 the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class P shares. Prior to June 1, 2006, the maximum ratio was 1.25% for Class P shares. Prior to May 1, 2004, the maximum ratio was 2.00% for Class P shares.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

20

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Emerging Markets Debt Portfolio

	Class H
	Year Ended December 31,				Period from January 2, 2008^ to December 31,
Selected Per Share Data and Ratios	2010		2009		2008
Net Asset Value, Beginning of Period	$12.42		$10.18		$11.86
Income (Loss) from Investment Operations:
Net Investment Income†	0.86		0.71		0.88
Net Realized and Unrealized Gain (Loss) on Investments	0.94		1.66		(2.17)
Total from Investment Operations	1.80		2.37		(1.29)
Distributions from and/or in Excess of:
Net Investment Income	(0.89)		(0.08)		(0.39)
Net Realized Gain	(0.57)		(0.05)		—
Total Distributions	(1.46)		(0.13)		(0.39)
Redemption Fees	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$12.76		$12.42		$10.18
Total Return++	14.86%		23.40%		(10.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,021		$2,316		$1,758
Ratio of Expenses to Average Net Assets (1)	1.09	%+††	1.09	%+	1.18	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.09	%+††	1.09	%+	1.10	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.87	%+††	6.37	%+	7.66	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††	0.01%		0.01	%*
Portfolio Turnover Rate	109%		138%		248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.54	%+††	1.57	%+	2.11	%+*
Net Investment Income to Average Net Assets	6.42	%+††	5.89	%+	6.73	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charge, if applicable, as of the last business day of the period.

#  Not Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

*  Annualized.

21

Emerging Markets Debt Portfolio

	Class L
	Year Ended December 31,				Period from January 2, 2008^ to December 31,
Selected Per Share Data and Ratios	2010		2009		2008
Net Asset Value, Beginning of Period	$12.24		$10.09		$11.84
Income (Loss) from Investment Operations:
Net Investment Income†	0.79		0.92		0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.92		1.36		(1.87)
Total from Investment Operations	1.71		2.28		(1.37)
Distributions from and/or in Excess of:
Net Investment Income	(0.84)		(0.08)		(0.38)
Net Realized Gain	(0.57)		(0.05)		—
Total Distributions	(1.41)		(0.13)		(0.38)
Redemption Fees	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$12.54		$12.24		$10.09
Total Return++	14.18%		22.80%		(11.85	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,668		$1,305		$342
Ratio of Expenses to Average Net Assets (1)	1.59	%+††	1.59	%+	1.72	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.59	%+††	1.59	%+	1.60	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.37	%+††	8.21	%+	8.78	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††	0.01%		0.01	%*
Portfolio Turnover Rate	109%		138%		248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.04	%+††	2.02	%+	3.03	%+*
Net Investment Income to Average Net Assets	5.92	%+††	7.78	%+	7.47	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

*  Annualized.

22

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Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information

Where to Find
Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated April 29, 2011, which contains additional, more detailed information about the Fund and the Portfolio. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about the Portfolio's investments. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolio, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov.

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

The Fund's Investment Company Act registration number is 811-05624.

MSIFIPRO-0411

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Opportunity Portfolios

Global Opportunity Portfolio (formerly Global Growth Portfolio)

International Opportunity Portfolio

Opportunity Portfolio (formerly Equity Growth Portfolio)

Share Class and Ticker Symbol
Portfolio	Class I	Class P	Class H	Class L
Global Opportunity Portfolio	MGGIX	MGGPX	MGGHX	MGGLX

International Opportunity Portfolio	MIOIX	MIOPX	MIOHX	MIOLX

Opportunity Portfolio	MGEIX	MEGPX	MEGHX	MGELX

Prospectus

April 29, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Global Opportunity Portfolio (formerly Global Growth Portfolio)

Objective

The Global Opportunity Portfolio seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 24 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*	1.87%	1.87%	1.87%	1.87%
Total Annual Portfolio Operating Expenses*	2.77%	3.02%	3.02%	3.52%
Fee Waiver and/or Expense Reimbursement*	1.52%	1.52%	1.52%	1.97%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.25%	1.50%	1.50%	1.55%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$127	$397	$686	$1,511
Class P	$153	$474	$818	$1,791
Class H	$620	$927	$1,255	$2,180
Class L	$158	$490	$845	$1,845

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.25% for Class I, 1.50% for Class P, 1.50% for Class H and 1.55% for Class L. The fee waivers and/or expense reimbursements are expected to continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. For the period of April 1, 2010 through December 31, 2010, the Portfolio's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging franchise companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index. The Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investments on an individual company basis. In selecting securities for investment, the Adviser seeks companies with the potential for strong free cash flow generation and that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have consistent or rising earnings growth records and compelling business strategies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

1

Global Opportunity Portfolio (Cont'd)

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds ("ETFs") and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and Van Kampen Equity Trust, on behalf of the Van Kampen Global Growth Fund (the "Predecessor Fund"), on May 21, 2010 the Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Fund in exchange for Class I, Class H and Class L shares of the Portfolio (the "Reorganization"). Pursuant to the Reorganization, Class A and Class B shareholders of the Predecessor Fund received Class H shares of the Portfolio, and Class C and Class I shareholders of the Predecessor Fund received Class L and Class I shares, respectively, of the Portfolio. As a result of the Reorganization, the Portfolio is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class A, Class C and Class I shares of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'* performance from year-to-year and by showing how the Portfolio's

2

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Global Opportunity Portfolio (Cont'd)

average annual returns for the past one year period and since inception compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. Sales loads are not reflected in the bar chart. If these sales loads had been included, the return shown below would have been lower. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns*—Calendar Years

*Performance shown for the Portfolio's Class I shares reflects the performance of the Class I shares of the Predecessor Fund.

High Quarter	(Q2 '09)	33.86%

Low Quarter	(Q2 '10)	–8.50%

Average Annual Total Returns1
(for the calendar periods ended December 31, 2010)

	Past One Year	Since Inception
Class I1
Return before Taxes	29.10%	5.99%
Return after Taxes on Distributions	29.10%	5.95%
Return after Taxes on Distributions and Sale of Portfolio Shares	18.91%	5.10%
Class P1
Return before Taxes	N/A	N/A
Class H1
Return before Taxes	22.66%	3.80%
Class L1
Return before Taxes	28.49%	5.65%
Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (reflects no deduction for fees, expenses or taxes)[2]	12.67%	–3.93%
Morgan Stanley Capital International All Country (MSCI AC) World Growth Index (reflects no deduction for fees, expenses or taxes)[3]	15.11%	–3.48%
Lipper Global Multi-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)[4]	19.93%	–0.64%

1  Performance shown for the Portfolio's Class I shares reflects the performance of the Class I shares of the Predecessor Fund. Performance shown for the Portfolio's Class H shares reflects the performance of the Class A shares of the Predecessor Fund. Performance shown for the Portfolio's Class L shares reflects the performance of the Class C shares of the Predecessor Fund. Each of Class I, Class A and Class C shares of the Predecessor Fund commenced operations on May 30, 2008. Return information for the Portfolio's Class P shares, which commenced operations on May 21, 2010, will be shown in future prospectuses offering the Portfolio's Class P shares after the Portfolio's Class P shares have a full calendar year of return information to report.

2  The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. It is not possible to invest directly in an index. The Portfolio's primary benchmark was changed in June 2010 from the MSCI All Country World Growth Index to the MSCI All Country World Index because the Adviser believes the MSCI All Country World Index is a more appropriate benchmark for the Portfolio.

3  The Morgan Stanley Capital International All Country (MSCI AC) World Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global growth stocks of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI AC World Growth Index currently consists of 48 country indices comprising 23 developed and 25 emerging market indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

4  The Lipper Global Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Multi-Cap Growth Funds classification. There are currently 10 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

3

Global Opportunity Portfolio (Cont'd)

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Kristian Heugh	Managing Director	May 2010

Alexander Umansky	Executive Director	May 2010

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 23 and 24, respectively, of this Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian").

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 23 and 26, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

International Opportunity Portfolio

Objective

The International Opportunity Portfolio seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of the Fund or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 24 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%		2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*	3.89%	3.89%	3.89%	3.89%
Total Annual Portfolio Operating Expenses*	4.79%	5.04%	5.04%	5.54%
Fee Waiver and/or Expense Reimbursement*	3.64%	3.64%	3.64%	3.64%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.15%	1.40%	1.40%	1.90%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$117	$365	$633	$1,398
Class P	$143	$443	$766	$1,680
Class H	$611	$897	$1,204	$2,075
Class L	$193	$597	$1,026	$2,222

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.15% for Class I, 1.40% for Class P, 1.40% for Class H and 1.90% for Class L. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. For the period of March 31, 2010 through December 31, 2010, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging franchise companies on an international basis, with capitalization within the range of companies included in the MSCI All Country World Ex-United States Index. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks companies with the potential for strong free cash flow generation and that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have consistent or rising earnings growth records and compelling business strategies. The Adviser generally considers selling a portfolio holding

5

International Opportunity Portfolio (Cont'd)

when it determines that the holding no longer satisfies its investment criteria.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio invests primarily in securities of companies located in Europe, Japan, Asia, the Pacific Basin, Latin America, the Middle East and Africa. The Portfolio may also invest in securities of companies located in the United States to a limited extent.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including, events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•  ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. As a shareholder in an ETF, the Portfolio would bear its ratable share of that entity's expenses while continuing to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders will, in effect, be absorbing duplicate levels of fees.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

6

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

International Opportunity Portfolio (Cont'd)

Performance Information

As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio is available on our web site at www.morganstanley.com/im.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Kristian Heugh	Managing Director	March 2010

Alexander Umansky	Executive Director	March 2010

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 23 and 24, respectively, of this Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 23 and 26, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

7

Opportunity Portfolio (formerly Equity Growth Portfolio)

Objective

The Opportunity Portfolio seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of the Fund or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 24 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*	0.22%	0.22%	0.22%	0.22%
Total Annual Portfolio Operating Expenses*	0.72%	0.97%	0.97%	1.47%
Fee Waiver and/or Expense Reimbursement*	0.00%	0.00%	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.72%	0.97%	0.97%	1.47%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$74	$230	$401	$894
Class P	$99	$309	$536	$1,190
Class H	$569	$769	$986	$1,608
Class L	$150	$465	$803	$1,757

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.88% for Class I, 1.13% for Class P, 1.13% for Class H and 1.63% for Class L. The fee waivers and/or expense reimbursements are expected to continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the period of July 1, 2010 through December 31, 2010, the Portfolio's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging franchise companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. The Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investments on an individual company basis. In selecting securities for investment, the Adviser seeks companies with the potential for strong free cash flow generation and that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have consistent or rising earnings growth records and compelling business strategies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Portfolio's equity

8

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Opportunity Portfolio (Cont'd)

investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and Van Kampen Series Fund, Inc., on behalf of the Van Kampen Equity Growth Fund (the "Predecessor Fund"), on May 21, 2010 the Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Fund in exchange for Class I, Class H and Class L shares of the Portfolio (the "Reorganization"). Pursuant to the Reorganization, Class A and Class B shareholders of the Predecessor Fund received Class H shares of the Portfolio, and Class C and Class I shareholders of the Predecessor Fund received Class L and Class I shares, respectively, of the Portfolio. As a result of the Reorganization, the Portfolio is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class A, Class C and Class I shares of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class H shares'* performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year

9

Opportunity Portfolio (Cont'd)

periods and since inception compare with those of a broad measure of market performance, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. Sales loads are not reflected in the bar chart. If these sales loads had been included, the return shown below would have been lower. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns*—Calendar Years

*Performance shown for the Portfolio's Class H shares reflects the performance of the Class A shares of the Predecessor Fund.

High Quarter	(Q2 '09)	24.05%

Low Quarter	(Q4 '08)	–28.83%

Average Annual Total Returns1
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I1
Return before Taxes	19.64%	6.47%	N/A	7.94%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	16.71%	3.75%	N/A	4.01%
Lipper Multi-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)[3]	20.39%	3.50%	N/A	4.27%
Class P1
Return before Taxes	N/A	N/A	N/A	N/A
	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class H1
Return before Taxes	13.62%	5.18%	1.71%	3.63%
Return after Taxes on Distributions	13.62%	5.18%	1.71%	3.41%
Return after Taxes on Distributions and Sale of Portfolio Shares	8.85%	4.46%	1.47%	3.04%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	16.71%	3.75%	0.02%	1.83%
Lipper Multi-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)[3]	20.39%	3.50%	0.25%	3.15%
Class L1
Return before Taxes	18.57%	5.41%	1.50%	3.31%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	16.71%	3.75%	0.02%	1.83%
Lipper Multi-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)[3]	20.39%	3.50%	0.25%	3.15%

1  Performance shown for the Portfolio's Class I shares reflects the performance of the Class I shares of the Predecessor Fund. Performance shown for the Portfolio's Class H shares reflects the performance of the Class A shares of the Predecessor Fund. Performance shown for the Portfolio's Class L shares reflects the performance of the Class C shares of the Predecessor Fund. The Class I shares of the Predecessor Fund commenced operations on August 12, 2005. Each of the Class A and Class C shares of the Predecessor Fund commenced operations on May 28, 1998. Return information for the Portfolio's Class P shares, which commenced operations on May 21, 2010, will be shown in future prospectuses offering the Portfolio's Class P shares after the Portfolio's Class P shares have a full calendar year of return information to report.

10

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Opportunity Portfolio (Cont'd)

2  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

3  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Kristian Heugh	Managing Director	May 2010

Alexander Umansky	Executive Director	May 2010

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 23 and 24, respectively, of this Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 23 and 26, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

11

Global Opportunity Portfolio

Objective

The Global Opportunity Portfolio seeks long-term capital appreciation.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging franchise companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks companies with the potential for strong free cash flow generation and that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have consistent or rising earnings growth records and compelling business strategies.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers located throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of

12

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Details of the Portfolios

Global Opportunity Portfolio (Cont'd)

the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

13

International Opportunity Portfolio

Objective

The International Opportunity Portfolio seeks long-term capital appreciation.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging franchise companies on an international basis, with capitalizations within the range of companies included in the MSCI All Country World Ex-United States Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks companies with the potential for strong free cash flow generation and that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have consistent or rising earnings growth records and compelling business strategies.

Fundamental research drives the investment process. The Adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio invests primarily in securities of companies located in Europe, Japan, Asia, the Pacific Basin, Latin America, the Middle East and Africa. The Portfolio may also invest in securities of companies located in the U.S. to a limited extent.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers located throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the

14

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

International Opportunity Portfolio (Cont'd)

level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The Portfolio may invest in shares of various ETFs. ETFs seek to track the performance of various portions or segments of the equity markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. The market value of their shares may differ from the net asset value of the particular underlying securities. As a shareholder in an ETF, the Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

The Portfolio may invest in the equity securities of any size company. Investing in the securities of smaller companies involves greater risk and price volatility than investing in larger, more established firms.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

15

Opportunity Portfolio

Objective

The Opportunity Portfolio seeks long-term capital appreciation.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging franchise companies with capitalizations within the range of companies included in the Russell 1000® Growth Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investments on an individual company basis. In selecting securities for investment, the Adviser seeks companies with the potential for strong free cash flow generation and that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have consistent or rising earnings growth records and compelling business strategies.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Portfolio's policy in the foregoing sentence may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated; if the Fund's policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Portfolio remains an appropriate investment in light of the changes.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest in foreign securities, including emerging market securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers located throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in growth-oriented equity securities may have above-average volatility of price movement. Furthermore, the returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Opportunity Portfolio (Cont'd)

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

17

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities may include common stock, preferred stock, convertible securities, equity-linked securities, depositary receipts, rights and warrants. The Portfolios may invest in equity securities that are publicly-traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Price Volatility

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

Foreign Investing

To the extent that a Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolios' securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for a Portfolio's investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with their investments in foreign securities, the Portfolios also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging a Portfolio's

18

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

currency risks involves the risk of mismatching the Portfolio's objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

Emerging Market Risks

The Portfolios may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolios' investments may generally may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolios may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Real Estate Investment Trusts and Foreign Real Estate Companies

Investing in real estate investment trusts ("REITs") and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and a Portfolio may indirectly bear REIT management expenses along with the direct expenses of the Portfolio. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify for the tax-free pass through of income. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders.

Derivatives

The Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable U.S. Securities and Exchange Commission (the "Commission") rules and regulations, or may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further a Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

19

The derivative instruments and techniques that the Portfolios may principally use include:

Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio's initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements currently are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-  performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected.

Structured Investments. The Portfolios also may invest a portion of their assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolios will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because a Portfolio is relying on the creditworthiness of such counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Exchange-Traded Funds

Each Portfolio may invest in shares of various ETFs. ETFs seek to track the performance of various portions or segments of the equity markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. The market value of their shares may differ from the net asset value of the particular underlying securities. As a shareholder in an ETF, a Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, a Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Investment Discretion

In pursuing the Portfolios' investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with a Portfolio's principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

21

Investment Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc. ("Morgan Stanley Distribution"), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2011, the Adviser, together with its affiliated asset management companies, had approximately $275.8 billion in assets under management or supervision.

Advisory Fees

For the fiscal year ended December 31, 2010, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or expense reimbursements) set forth in the table below.

Adviser's Rates of Compensation (as a percentage of average net assets)
Global Opportunity Portfolio	0.00	%*

International Opportunity Portfolio	0.00	%**

Opportunity Portfolio	0.50	%***

*  For the period of April 1, 2010 through December 31, 2010.

**  For the period of March 31, 2010 (commencement of operations) through December 31, 2010.

***  For the period of July 1, 2010 through December 31, 2010.

Portfolio Management

Global Opportunity Portfolio,

International Opportunity Portfolio and

Opportunity Portfolio

Each Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of each Portfolio are Kristian Heugh and Alexander Umansky.

Mr. Heugh has been associated with the Adviser in an investment management capacity since 2001. Mr. Umansky has been associated with the Adviser in an investment management capacity since 1996.

Mr. Heugh is the lead manager of each Portfolio. Mr. Heugh is primarily responsible for individual stock selection for each Portfolio and the execution of the overall strategy of each Portfolio. Mr. Umansky assists Mr. Heugh with the execution of the overall strategy of each Portfolio.

Additional Information

The Portfolios' SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

The composition of each team may change from time to time.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement is available in the Fund's Semiannual Report to Shareholders for the period ended June 30, 2010.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I, Class P, Class H and Class L shares of each Portfolio. Neither Class I, Class P nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Both Class I and Class P shares generally require investments in minimum amounts that are substantially higher than Class H and Class L shares.

Distribution of Portfolio Shares

Morgan Stanley Distribution is the exclusive Distributor of Class I, Class P, Class H and Class L shares of each Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class I shares of the Portfolios. The Fund has adopted a Shareholder Services Plan with respect to the Class P and Class H shares of the Portfolios and a Distribution and Shareholder Services Plan with respect to the Class L shares of the Portfolios (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, each Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the average daily net assets of each of the Class P shares, Class H shares and Class L shares on an annualized basis and a distribution fee of up to 0.50% of the average daily net assets of Class L shares on an annualized basis. For at least one year, the Distributor has agreed to waive the 12b-1 fee on Class L shares of the Global Opportunity Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class P, Class H and Class L shares. Such fees relate solely to the Class P, Class H and Class L shares and will reduce the net investment income and total return of the Class P, Class H and Class L shares, respectively.

The Adviser and/or Distributor may pay compensation to certain brokers or other service providers in connection with the sale, distribution, marketing and retention of a Portfolio's shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the NAV or the price of a Portfolio's shares. For more information, please see the Portfolios' SAI.

About Net Asset Value

The NAV per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, including circumstances under which the Adviser determines that a security's market price is not accurate, fair value prices may be determined in good faith using methods approved by the Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development which is likely to have changed the value of the security. In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of a Portfolio's investment securities may change on days when you will not be able to purchase or sell your shares.

Pricing of Portfolio Shares

You may buy or sell (redeem) Class I, Class P, Class H and Class L shares of the Portfolios at the NAV next determined for the class after receipt of your order, plus any applicable sales charge. The Fund determines the NAV per share for the Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available in the Portfolios' SAI.

How To Purchase Class I, Class P and Class L Shares

You may purchase Class I, Class P and Class L shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing Class I, Class P and Class L shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class I, Class P or Class L shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

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Shareholder Information (Cont'd)

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for Class L shares of the Portfolios. The minimum initial investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans (with plan assets of at least $5 million for Class I and Class P shares) investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities (with at least $5 million of investable assets for Class I and Class P shares) investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and investors who acquired shares pursuant to the Reorganizations. If the value of your account falls below the minimum initial investment amount for Class I, Class P or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem Class I, Class P and Class L shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing Class I, Class P and Class L shares by wire.

Initial Purchase by Wire

You may purchase Class I, Class P and Class L shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section above entitled "Pricing of Portfolio Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575373
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Additional Investments

You may purchase additional Class I, Class P and Class L shares for your account at any time by purchasing shares at NAV by any of the methods described above. For additional purchases directly from the Fund, your account name, account number, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions under "Initial Purchase by Wire."

How To Purchase Class H Shares

Class H shares of the Portfolios may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class H shares.

Class H shares are available to investors with a minimum investment of $25,000. The minimum investment will be waived for investors who acquired shares of the Opportunity and Global Opportunity Portfolios pursuant to the Reorganizations. If the value of your account falls below the minimum initial investment amount for Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class H shares are subject to a sales charge equal to a maximum of 4.75% calculated as a percentage of the offering price on a single transaction as shown in the table below. The initial sales charge will be waived for shares of the Opportunity and Global Opportunity Portfolios acquired pursuant to the Reorganizations and for subsequent purchases of Class H shares by investors who acquired shares pursuant to the Reorganizations. As shown below, the sales charge is reduced for purchases of $50,000 and over. Class H shares are subject to a monthly shareholder services fee at an annual rate of 0.25% of a Portfolio's average daily net assets attributable to Class H shares.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class H shares of a Portfolio, by combining, in a single transaction, your purchase with purchases of Class H shares of the Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class H shares are not subject to a front-end sales charge for accounts of employees of Morgan Stanley and its subsidiaries, such persons' family members (limited to spouse, and children under the age of 21) and trust accounts for which any such person is a beneficiary.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class H shares of a Portfolio for any related account in a single transaction with purchases of Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative net asset value of Class H shares of the Portfolio purchased in a single transaction, together with the net asset value of all Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class H shares which were previously purchased at a price

25

Shareholder Information (Cont'd)

including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class H shares of other portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class H shares. For example, the Morgan Stanley channel of Morgan Stanley Smith Barney charges clients an order processing fee of $6.00 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems Class H shares of a Portfolio. Please consult your authorized financial representative for more information regarding any such fee.

General

Class I, Class P, Class H and Class L shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value, taking into account any applicable sales charge.

To help the Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Other Transaction Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interests of the Fund.

Certain patterns of exchange and/or purchase or sale transactions involving the Portfolios may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determination in this regard may be made based on the frequency or dollar amount of the previous exchange or purchase or sale transaction. See "Frequent Purchases and Redemptions of Shares."

How To Redeem Class I, Class P and Class L Shares

You may redeem Class I, Class P and Class L shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class I, Class P and Class L shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b)  The share certificates, if issued;

(c)  Any required signature guarantees; and

(d)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I, Class P and Class L shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be wired to you. You cannot redeem Class I,

26

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

Class P and Class L shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased Class I, Class P and Class L shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class I, Class P and Class L shares of the International Opportunity Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the International Opportunity Portfolio. The redemption fee is designed to protect the International Opportunity Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I and Class P shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class I, Class P and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to Morgan Stanley Services by mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for Class I, Class P or Class L shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class I, Class P or Class L shares of the International Opportunity Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

27

Shareholder Information (Cont'd)

How To Redeem Class H Shares

You may redeem Class H shares of a Portfolio by contacting your authorized financial representative. The value of Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class H shares of the Portfolios will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class H shares of the International Opportunity Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the International Opportunity Portfolio. The redemption fee is designed to protect the International Opportunity Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class H shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class H shares of a Portfolio for Class H shares of other available portfolios of the Fund. In addition, you may exchange Class H shares for Class H shares of available portfolios of Morgan Stanley Institutional Fund Trust. Not all portfolios of the Fund or of Morgan Stanley Institutional Fund Trust offer Class H shares. Your ability to exchange Class H shares may therefore be limited. A front-end sales charge (load) is not imposed on exchanges of Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for Class H shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class H shares of the International Opportunity Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of a Portfolio, which may include, among other things, diluting the value of a Portfolio's shares held by long-term shareholders, interfering with the efficient management of the Portfolio, increasing brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, a Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on

28

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

which a Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage").

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund's Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

The Fund's policies with respect to purchases and redemptions of Portfolio shares are described in the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares," "Shareholder Information— How To Purchase Class H Shares," "Shareholder Information—Other Transaction Information," "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" and "Shareholder Information—How To Redeem Class H Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at Financial Intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such Financial Intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective Financial Intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, redemptions and exchanges of Portfolio shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within a Portfolio by the Financial Intermediary's customers and to collect the Portfolio's redemption fee from its customers. However, the Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information upon the Fund's request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurances that the Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

Each Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The dividends and distributions you receive from a Portfolio may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2013, dividends paid by a Portfolio that are attributable to "qualified dividends" received by the Portfolio may be taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Portfolio and the shareholders. "Qualified dividends" include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States, and corporations whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States).

Dividends paid by a Portfolio not attributable to "qualified dividends" received by a Portfolio, including distributions of short-term capital gains, will generally be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2013, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after December 31, 2012. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays.

29

Shareholder Information (Cont'd)

The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is treated for tax purposes as a sale of the original shares in the Portfolio, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

The Fund currently consists of the following portfolios:

U.S. Equity

Advantage Portfolio
Focus Growth Portfolio
Growth Portfolio
Opportunity Portfolio
Small Company Growth Portfolio*
U.S. Real Estate Portfolio

Global and International Equity

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio

Global Advantage Portfolio
Global Discovery Portfolio
Global Franchise Portfolio
Global Opportunity Portfolio
Global Real Estate Portfolio
International Advantage Portolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio

Fixed Income

Emerging Markets Debt Portfolio

  *  Portfolio is currently closed to new investors

30

Financial Highlights

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

On May 21, 2010, each of the Opportunity Portfolio and Global Opportunity Portfolio acquired the assets and adopted the financial and performance history of each of the Van Kampen Equity Growth Fund and Van Kampen Global Growth Fund, respectively.

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class P, Class H and Class L shares of each Portfolio for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each class of shares of a Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below with respect to the Portfolios has been audited by Ernst & Young LLP, an independent registered public accounting firm (except with respect to information for (i) the fiscal years ended prior to June 30, 2010 with respect to the Opportunity Portfolio, which were audited by another independent registered public accounting firm, (ii) the period from April 1, 2010 to June 30, 2010, applicable to Class I, H and L shares of the Global Opportunity Portfolio, which is unaudited and (iii) the period from May 21, 2010 to June 30, 2010, applicable to the Class P shares of the Global Opportunity Portfolio, which is unaudited). Ernst & Young LLP's reports, along with each Portfolio's financial statements, are incorporated by reference into the Portfolios' SAI and are included in the Fund's Annual and/or Semi-Annual Reports to Shareholders, as applicable. In addition, the audited financial statements and notes thereto for the Global Opportunity Portfolio, contained in the Annual Report to Shareholders of the Van Kampen Global Growth Fund for the period ended March 31, 2010, are incorporated by reference into the SAI and have been audited by Ernst & Young LLP. The Fund's Annual and Semi-Annual Reports to Shareholders and each Portfolio's financial statements, as well as the Annual Report to Shareholders of the Van Kampen Global Growth Fund for the period ended March 31, 2010 and SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

31

Global Opportunity Portfolio

	Class I**
Selected Per Share Data and Ratios	Period from April 1, 2010 to December 31, 2010		Year Ended March 31, 2010	Period from May 30, 2008^ to March 31, 2009
Net Asset Value, Beginning of Period	$9.53		$5.08	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.00	)‡	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.05		4.47	(4.90)
Total from Investment Operations	2.05		4.48	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)	—
Net Asset Value, End of Period	$11.58		$9.53	$5.08
Total Return++	21.51	%#	88.32%	(49.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$5.4		$5.6	$2.3
Ratio of Expenses to Average Net Assets (1)	1.25	%+††*	1.25%	1.25	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.07	%+††*	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.01	)%+††*	0.09%	(0.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.77	%+††*	4.51%	12.66	%*
Net Investment Loss to Average Net Assets	(1.53	)%+††*	(3.17)%	(11.75	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^  Commencement of operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

#  Not Annualized.

*  Annualized.

32

Financial Highlights

Morgan Stanley Institutional Fund, Inc. Prospectus

Global Opportunity Portfolio

	Class P
Selected Per Share Data and Ratios	Period from May 21, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$8.62
Income from Investment Operations:
Net Investment Loss†	(0.06)
Net Realized and Unrealized Gain on Investments	3.00
Total from Investment Operations	2.94
Net Asset Value, End of Period	$11.56
Total Return++	34.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11
Ratio of Expenses to Average Net Assets (1)	1.53	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.87	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.89	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	19	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.52	%+*
Net Investment Loss to Average Net Assets	(3.88	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

33

Global Opportunity Portfolio

	Class H**
Selected Per Share Data and Ratios	Period from April 1, 2010 to December 31, 2010		Year Ended March 31, 2010	Period from May 30, 2008^ to March 31, 2009
Net Asset Value, Beginning of Period	$9.50		$5.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.01)		(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	2.04		4.49	(4.90)
Total from Investment Operations	2.03		4.46	(4.93)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)	—
Net Asset Value, End of Period	$11.53		$9.50	$5.07
Total Return++	21.37	%#	87.93%	(49.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$5.8		$7.1	$0.4
Ratio of Expenses to Average Net Assets (1)	1.51	%+††*	1.50%	1.50	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.33	%+††*	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.21	)%+††*	(0.36)%	(0.57	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.03	%+††*	4.76%	13.43	%*
Net Investment Loss to Average Net Assets	(1.79	)%+††*	(3.62)%	(12.50	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

#  Not Annualized.

*  Annualized.

34

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Opportunity Portfolio

	Class L**
Selected Per Share Data and Ratios	Period from April 1, 2010 to December 31, 2010		Year Ended March 31, 2010	Period from May 30, 2008^ to March 31, 2009
Net Asset Value, Beginning of Period	$9.48		$5.08	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.04)		(0.09)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.06		4.51	(4.90)
Total from Investment Operations	2.02		4.42	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	—
Net Asset Value, End of Period	$11.50		$9.48	$5.08
Total Return++	21.31	%#	87.08%	(49.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$0.7		$1.4	$0.1
Ratio of Expenses to Average Net Assets (1)	2.09	%+††*	2.11%	1.31	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.91	%+††*	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.85	)%+††*	(1.03)%	(0.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	N/A%	N/A%
Portfolio Turnover Rate	19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.61	%+††*	5.37%	12.85	%*
Net Investment Loss to Average Net Assets	(2.37	)%+††*	(4.29)%	(11.93	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

#  Not Annualized.

*  Annualized.

35

International Opportunity Portfolio

	Class I
Selected Per Share Data and Ratios	Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.03
Net Realized and Unrealized Gain on Investments	2.04
Total from Investment Operations	2.07
Net Asset Value, End of Period	$12.07
Total Return++	20.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$5,672
Ratio of Expenses to Average Net Assets (1)	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.33	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.79	%+*
Net Investment Loss to Average Net Assets	(3.31	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

*  Annualized.

§  Amount is less than 0.005%.

36

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Opportunity Portfolio

	Class P
Selected Per Share Data and Ratios	Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Gain on Investments	2.03
Total from Investment Operations	2.04
Net Asset Value, End of Period	$12.04
Total Return++	20.40	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$120
Ratio of Expenses to Average Net Assets (1)	1.40	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.08	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.04	%+*
Net Investment Loss to Average Net Assets	(3.56	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

*  Annualized.

§  Amount is less than 0.005%.

37

International Opportunity Portfolio

	Class H
Selected Per Share Data and Ratios	Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Gain on Investments	2.03
Total from Investment Operations	2.04
Net Asset Value, End of Period	$12.04
Total Return++	20.40	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$808
Ratio of Expenses to Average Net Assets	1.40	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.08	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.04	%+*
Net Investment Loss to Average Net Assets	(3.56	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

*  Annualized.

§  Amount is less than 0.005%.

38

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Opportunity Portfolio

	Class L
Selected Per Share Data and Ratios	Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(0.03)
Net Realized and Unrealized Gain on Investments	2.03
Total from Investment Operations	2.00
Net Asset Value, End of Period	$12.00
Total Return++	20.00	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$120
Ratio of Expenses to Average Net Assets (1)	1.90	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.42	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.54	%+*
Net Investment Loss to Average Net Assets	(4.06	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

*  Annualized.

§  Amount is less than 0.005%.

39

Opportunity Portfolio

	Class I*
	Period from July 1, 2010 to December 31,		Year Ended June 30,				Period from August 12, 2005^ to June 30,
Selected Per Share Data and Ratios	2010		2010	2009^^	2008^^	2007^^	2006^^
Net Asset Value, Beginning of Period	$11.91		$9.59	$12.21	$13.05	$10.77	$10.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.02		(0.02)	0.02	0.01	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	3.30		2.34	(2.64)	(0.85)	2.30	0.71
Total from Investment Operations	3.32		2.32	(2.62)	(0.84)	2.28	0.68
Net Asset Value, End of Period	$15.23		$11.91	$9.59	$12.21	$13.05	$10.77
Total Return++	27.88	%#	24.19%	(21.52)%	(6.36)%	21.17%	6.74	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$13.0		$11.0	$7.5	$1.6	$1.3	$1.0
Ratio of Expenses to Average Net Assets (1)	0.72	%+††@	1.14%	0.91%	0.87%	0.98%	0.96	%@
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.90	%+††@	0.96%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.25	%+††@	(0.14)%	0.21%	0.10%	(0.14)%	(0.27	)%@
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§@	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate	6	%#	12%	33%	45%	46%	75	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	1.41%	N/A	N/A	N/A
Net Investment Loss to Average Net Assets	N/A		N/A	(0.29)%	N/A	N/A	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^^  Beginning with the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

40

Financial Highlights

Morgan Stanley Institutional Fund, Inc. Prospectus

Opportunity Portfolio

	Class P
Selected Per Share Data and Ratios	Period from July 1, 2010 to December 31, 2010		Period from May 21, 2010^ to June 30, 2010
Net Asset Value, Beginning of Period	$11.89		$12.13
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.01)
Net Realized and Unrealized Gain on Investments	3.30		(0.23)
Total from Investment Operations	3.30		(0.24)
Net Asset Value, End of Period	$15.19		$11.89
Total Return++	27.75	%#	(1.98	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$2,113		$1
Ratio of Expenses to Average Net Assets	0.97	%+*	1.39	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.15	%+*	N/A
Ratio of Net Investment Income to Average Net Assets	0.00	%§+*	(0.71	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	6	%#	12	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

41

Opportunity Portfolio

	Class H*
	Period from July 1, 2010 to		Year Ended June 30,
	December 31,
Selected Per Share Data and Ratios	2010		2010	2009^^	2008^^	2007^^	2006^^
Net Asset Value, Beginning of Period	$11.76		$9.49	$12.13	$12.99	$10.75	$9.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.06)	(0.01)	(0.02)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	3.26		2.33	(2.63)	(0.84)	2.29	1.15
Total from Investment Operations	3.26		2.27	(2.64)	(0.86)	2.24	1.10
Net Asset Value, End of Period	$15.02		$11.76	$9.49	$12.13	$12.99	$10.75
Total Return++	27.72	%#	23.92%	(21.83)%	(6.54)%	20.84%	11.40%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$241.0		$220.3	$207.8	$245.5	$194.4	$183.3
Ratio of Expenses to Average Net Assets (1)	0.97	%+††@	1.40%	1.14%	1.13%	1.23%	1.24%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.15	%+††@	1.22%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.00	%+††@§	(0.46)%	(0.13)%	(0.17)%	(0.43)%	(0.49)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††@§	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate	6	%#	12%	33%	45%	46%	75%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	1.49%	N/A	N/A	N/A
Net Investment Loss to Average Net Assets	N/A		N/A	(0.48)%	N/A	N/A	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^^  Beginning with the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

42

Financial Highlights

Morgan Stanley Institutional Fund, Inc. Prospectus

Opportunity Portfolio

	Class L*
	Period from July 1, 2010 to December 31,		Year Ended June 30,
Selected Per Share Data and Ratios	2010		2010	2009^^	2008^^	2007^^	2006^^
Net Asset Value, Beginning of Period	$10.78		$8.77	$11.28	$12.18	$10.15	$9.19
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.13)	(0.07)	(0.12)	(0.13)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	2.98		2.14	(2.44)	(0.78)	2.16	1.09
Total from Investment Operations	2.95		2.01	(2.51)	(0.90)	2.03	0.96
Net Asset Value, End of Period	$13.73		$10.78	$8.77	$11.28	$12.18	$10.15
Total Return++	27.37	%#	22.92%	(22.32)%	(7.31)%	20.00%	10.45%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$39.0		$34.8	$28.6	$41.8	$28.4	$29.7
Ratio of Expenses to Average Net Assets (1)	1.47	%+††@	2.12%	1.89%	1.89%	1.99%	1.99%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.65	%+††@	1.94%	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.50	)%+††@	(1.16)%	(0.90)%	(0.94)%	(1.19)%	(1.25)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††@§	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate	6	%#	12%	33%	45%	46%	75%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	2.24%	N/A	N/A	N/A
Net Investment Loss to Average Net Assets	N/A		N/A	(1.25)%	N/A	N/A	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^^  Beginning with the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

43

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Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information

Where to Find
Additional Information

In addition to this Prospectus, the Portfolios have a Statement of Additional Information, dated April 29, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's Annual Report to Shareholders you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the Statement of Additional Information, and Shareholder Reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov.

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

The Fund's Investment Company Act registration number is 811-05624.

IFTEQ1PRO 04/11

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Growth Portfolios

Focus Growth Portfolio

Global Discovery Portfolio

Growth Portfolio (formerly Capital Growth Portfolio)

Small Company Growth Portfolio

Share Class and Ticker Symbols
Portfolio	Class I	Class P	Class H	Class L
Focus Growth Portfolio	MSAGX	MAEBX	—	—

Global Discovery Portfolio	MLDIX	MGDPX	MGDHX	MGDLX

Growth Portfolio	MSEQX	MSEGX	—	—

Small Company Growth Portfolio	MSSGX	MSSMX	—	—

Prospectus

April 29, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Focus Growth Portfolio

Objective

The Focus Growth Portfolio seeks capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Advisory Fee*	0.50%	0.50%
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses*	1.01%	1.01%
Total Annual Portfolio Operating Expenses*	1.51%	1.76%
Fee Waiver and/or Expense Reimbursement*	0.51%	0.51%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.00%	1.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$318	$552	$1,225
Class P	$127	$397	$686	$1,511

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.00% for Class I and 1.25% for Class P. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with market capitalizations of $10 billion or more. The Portfolio generally concentrates its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds ("ETFs") and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities, and securities classified as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary Shares ("ADSs") or Global Depositary Shares ("GDSs"), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income

1

Focus Growth Portfolio (Cont'd)

securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Class has different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q2 '09)	21.33%

Low Quarter	(Q4 '08)	–33.73%

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	28.23%	5.92%	2.87%
Return after Taxes on Distributions	28.23%	5.90%	2.80%
Return after Taxes on Distributions and Sale of Portfolio Shares	18.35%	5.11%	2.45%
Class P
Return before Taxes	27.86%	5.64%	2.61%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	16.71%	3.75%	0.02%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)[2]	15.13%	2.38%	–1.01%

1  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The

2

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Focus Growth Portfolio (Cont'd)

Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

2  The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	June 2004

David S. Cohen	Managing Director	June 2004

Sam G. Chainani	Managing Director	June 2004

Alexander T. Norton	Executive Director	July 2005

Jason C. Yeung	Managing Director	September 2007

Armistead B. Nash	Executive Director	September 2008

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" section beginning on page 26 of this Prospectus.

Class I and Class P shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through Morgan Stanley Institutional Fund, Inc. (the "Fund") by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian").

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 26 and 29, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

3

Global Discovery Portfolio

Objective

The Global Discovery Portfolio seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of the Fund or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 27 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*‡	4.27%	4.27%	4.27%	4.27%
Total Annual Portfolio Operating Expenses*	5.17%	5.42%	5.42%	5.92%
Fee Waiver and/or Expense Reimbursement*	3.82%	3.82%	3.82%	3.82%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.35%	1.60%	1.60%	2.10%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$137	$428
Class P	$163	$505
Class H	$630	$956
Class L	$213	$658

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

‡  Other expenses have been estimated for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.35% for Class I, 1.60% for Class P, 1.60% for Class H and 2.10% for Class L. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the period of December 28, 2010 through December 31, 2010, the Portfolio's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging franchise companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in franchises with sustainable competitive advantages. The Adviser typically favors companies with one or more of the following: strong cash generation, attractive returns on capital, hard-to-replicate assets and a favorable risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase

4

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Global Discovery Portfolio (Cont'd)

common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio typically invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Adviser believes that the number of issuers meeting its investment criteria may be limited, and accordingly, the Portfolio is non-diversified and may focus its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment would cause the Portfolio's overall value to decline to a greater degree.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

5

Global Discovery Portfolio (Cont'd)

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio is available online at www.morganstanley.com/im.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Burak Alici	Vice President	December 2010

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 26 and 27, respectively, of this Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 26 and 29, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Growth Portfolio (formerly Capital
Growth Portfolio)

Objective

The Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Advisory Fee*	0.50%	0.50%
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses*	0.23%	0.23%
Total Annual Portfolio Operating Expenses*	0.73%	0.98%
Fee Waiver and/or Expense Reimbursement*	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.73%	0.98%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$75	$233	$406	$906
Class P	$100	$312	$542	$1,201

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.80% for Class I and 1.05% for Class P. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2010, these market capitalizations ranged between $752 million to $372.7 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities, and securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing

7

Growth Portfolio (formerly Capital
Growth Portfolio) (Cont'd)

in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Class has different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q2 '09)	21.08%

Low Quarter	(Q4 '08)	–30.45%

8

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Growth Portfolio (formerly Capital
Growth Portfolio) (Cont'd)

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	23.11%	4.81%	2.07%
Return after Taxes on Distributions	23.11%	4.76%	2.00%
Return after Taxes on Distributions and Sale of Portfolio Shares	15.02%	4.13%	1.76%
Class P
Return before Taxes	22.79%	4.57%	1.82%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	16.71%	3.75%	0.02%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)[2]	15.13%	2.38%	–1.01%

1  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

2  The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	June 2004

David S. Cohen	Managing Director	June 2004

Sam G. Chainani	Managing Director	June 2004

Alexander T. Norton	Executive Director	July 2005

Jason C. Yeung	Managing Director	September 2007

Armistead B. Nash	Executive Director	September 2008

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" section beginning on page 26 of this Prospectus.

Class I and Class P shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 26 and 29, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

9

Small Company Growth Portfolio

Objective

The Small Company Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Advisory Fee*	0.89%	0.89%
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses*	0.23%	0.23%
Total Annual Portfolio Operating Expenses*	1.12%	1.37%
Fee Waiver and/or Expense Reimbursement*	0.07%	0.07%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.05%	1.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$334	$579	$1,283
Class P	$132	$412	$713	$1,568

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.05% for Class I and 1.30% for Class P. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies from a universe comprised of small capitalization companies, most with market capitalizations of generally less than $4 billion.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of small capitalization companies. A company is considered to be a small capitalization company if it has a total market capitalization at the time of purchase of $4 billion or less.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities, and securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing

10

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Small Company Growth
Portfolio (Cont'd)

in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Small Cap Companies. Investments in small cap companies entail greater risks than those associated with larger, more established companies. Often the securities issued by small cap companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Class has different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	(Q4 '01)	27.48%

Low Quarter	(Q3 '01)	–26.50%

11

Small Company Growth
Portfolio (Cont'd)

Average Annual Total Returns
(for the calendar periods ended December 31, 2010)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	27.20%	4.76%	5.32%
Return after Taxes on Distributions	27.20%	4.34%	4.87%
Return after Taxes on Distributions and Sale of Portfolio Shares	17.68%	4.05%	4.56%
Class P
Return before Taxes	26.86%	4.47%	5.06%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	29.09%	5.30%	3.78%
Lipper Small-Cap Growth Funds Index (reflects no deduction for taxes)[2]	26.08%	3.92%	2.58%

1  The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. It is not possible to invest directly in an index.

2  The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	January 1999

David S. Cohen	Managing Director	January 2002

Sam G. Chainani	Managing Director	June 2004

Alexander T. Norton	Executive Director	July 2005

Jason C. Yeung	Managing Director	September 2007

Armistead B. Nash	Executive Director	September 2008

Purchase and Sale of Fund Shares

The Fund suspended offering Class I and Class P shares of the Portfolio to new investors. The Fund will continue to offer Class I and Class P shares of the Portfolio to existing shareholders. The Fund may recommence offering Class I and Class P shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's shares may be limited in amount and may commence and terminate without any prior notice.

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" section beginning on page 26 of this Prospectus.

Class I and Class P shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 26 and 29, respectively, of this Prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

12

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Focus Growth Portfolio

Objective

The Focus Growth Portfolio seeks capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with market capitalizations of $10 billion or more. The Portfolio generally concentrates its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities, and securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of

13

Focus Growth Portfolio (Cont'd)

the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

14

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Global Discovery Portfolio

Objective

The Global Discovery Portfolio seeks long-term capital appreciation.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging franchise companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in franchises with sustainable competitive advantages. The Adviser typically favors companies with one or more of the following: strong cash generation, attractive returns on capital, hard-to-replicate assets and a favorable risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Adviser believes that the number of issuers meeting its investment criteria may be limited and, accordingly, the Portfolio is non-diversified and may focus its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio typically invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers located throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

In addition, at times, small and medium capitalization equity securities may underperform relative to the overall market. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and medium capitalization companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized.

15

Global Discovery Portfolio (Cont'd)

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

16

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Growth Portfolio

Objective

The Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2010, these market capitalizations ranged between $752 million to $372.7 billion. The Portfolio deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange or over-the-counter ("OTC") markets) is in the United States; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the United States; or (iii) it is organized under the laws of, or has a principal office in the United States. The Portfolio invests primarily in companies that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. The Adviser emphasizes individual security selection.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities, and securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions.

17

Growth Portfolio (Cont'd)

These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

18

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Small Company Growth Portfolio

Objective

The Small Company Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

Approach

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies from a universe comprised of small capitalization companies, most with market capitalizations of generally less than $4 billion.

Process

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of small capitalization companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. A company is considered to be a small capitalization company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities, and securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, small capitalization growth-oriented equity securities may underperform relative to the overall market.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from

19

Small Company Growth Portfolio (Cont'd)

and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The risk of investing in equity securities is intensified in the case of the small companies in which the Portfolio invests. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies. Such companies may themselves be more vulnerable to economic or company specific problems. Because of high valuations placed on companies with growth prospects within certain sectors, such as technology, biotechnology and internet, the Portfolio may own securities of companies that have significant market capitalizations despite a general lack of operating history and/or positive earnings.

The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

20

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolios' Investment
Strategies and Related Risks

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolios may invest in equity securities that are publicly-traded on securities exchanges or over-the-counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Price Volatility

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

Foreign Investing

To the extent that a Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolios' securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for a Portfolio's investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with their investments in foreign securities, certain Portfolios also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging a Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

21

Emerging Market Risks

Certain Portfolios may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The investments of the Portfolios generally will be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolios may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives

Certain Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable U.S. Securities and Exchange Commission (the "Commission") rules and regulations, or may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further a Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that certain Portfolios may principally use include:

Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio's initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements currently are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolios' Investment
Strategies and Related Risks

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Structured Investments. The Portfolios also may invest a portion of their assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolios will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because a Portfolio is relying on the creditworthiness of such counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Initial Public Offerings

Certain Portfolios may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

Real Estate Investment Trusts and Foreign Real Estate Companies

Investing in real estate investment trusts ("REITs") and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and a Portfolio may indirectly bear management expenses along with the direct expenses of the Portfolio. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify for the tax-free pass through of income. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio.

Exchange-Traded Funds

Certain Portfolios may invest in shares of various ETFs. ETFs seek to track the performance of various portions or segments of the equity markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. The market value of their shares may differ from the net asset value of the particular underlying securities. As a shareholder in an ETF, the Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Investment Discretion

In pursuing the Portfolios' investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio

23

may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with a Portfolio's principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Portfolios may engage in frequent trading of securities to achieve their investment objectives.

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Morgan Stanley Institutional Fund, Inc. Prospectus

Fund Management

Investment Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc. ("Morgan Stanley Distribution"), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2011, the Adviser, together with its affiliated asset management companies, had approximately $275.8 billion in assets under management or supervision.

Advisory Fees

For the fiscal year ended December 31, 2010, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or expense reimbursements) set forth in the table below.

Adviser's Rates of Compensation (as a percentage of average net assets)
Focus Growth Portfolio	0.00%

Global Discovery Portfolio*	0.00%

Growth Portfolio	0.50%

Small Company Growth Portfolio	0.82%

*  For the period of December 28, 2010 (commencement of operations) through December 31, 2010.

Portfolio Management

Focus Growth Portfolio,

Growth Portfolio and

Small Company Growth Portfolio

Each Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of each Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

Global Discovery Portfolio

The Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Burak Alici is the lead portfolio manager and is primarily responsible for the day-to-day management of the Portfolio. Mr. Alici has been associated with the Adviser in an investment management capacity since 2007. Prior to 2007, Mr. Alici managed a multi-strategy investment partnership in Istanbul for high net worth individuals from October 2002 to March 2005. From June 1999 to August 2002, Mr. Alici developed and implemented equity investments strategies at Ernst Research & Management.

Additional Information

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

The composition of each team may change from time to time.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement is available in the Fund's Semiannual Report to Shareholders for the period ended June 30, 2010, except with respect to the Global Discovery Portfolio which is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2010.

25

Shareholder Information

Share Class

This Prospectus offers Class I and Class P shares of each of the Portfolios and Class H and Class L shares of the Global Discovery Portfolio. Neither Class I, Class P nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Both Class I and Class P shares generally require investments in minimum amounts that are substantially higher than Class H and Class L shares.

Distribution of Portfolio Shares

Morgan Stanley Distribution is the exclusive Distributor of Class I, Class P, Class H and Class L shares of each Portfolio, as applicable. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class I shares of the Portfolios. The Fund has adopted a Shareholder Services Plan with respect to the Class P shares of each Portfolio, a Shareholder Services Plan with respect to the Class H shares of the Global Discovery Portfolio and a Distribution and Shareholder Services Plan with respect to the Class L shares of the Global Discovery Portfolio (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, each Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the average daily net assets of the Class P shares on an annualized basis, and the Global Discovery Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the average daily net assets of each of the Class H shares and Class L shares on an annualized basis and a distribution fee of up to 0.50% of the average net assets of Class L shares on an annualized basis. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class P, Class H and Class L shares. Such fees relate solely to the Class P, Class H and Class L shares and will reduce the net investment income and total return of the Class P, Class H and Class L shares, respectively.

The Adviser and/or Distributor may pay compensation to certain brokers or other service providers in connection with the sale, distribution, marketing and retention of a Portfolio's shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value ("NAV") or the price of a Portfolio's shares. For more information, please see the Portfolios' SAI.

About Net Asset Value

The NAV per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, including circumstances under which the Adviser determines that a security's market price is not accurate, fair value prices may be determined in good faith using methods approved by the Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. To the extent a Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of a Portfolio's investment securities may change on days when you will not be able to purchase or sell your shares.

Pricing of Portfolio Shares

You may buy or sell (redeem) Class I, Class P and Class L shares of the applicable Portfolios at the NAV next determined for the class after receipt of your order, plus any applicable sales charge. The Fund determines the NAV per share for the Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available in the Portfolios' SAI.

How To Purchase Class I, Class P and Class L Shares

The Fund suspended offering Class I and Class P shares of the Small Company Growth Portfolio to new investors.The Fund will continue to offer Class I and Class P shares of the Portfolio to existing shareholders. The Fund may recommence offering Class I and Class P shares of the Portfolio to new investors in the future. Any such offerings of the Small Company Growth Portfolio's shares may be limited in amount and may commence and terminate without any prior notice.

You may purchase Class I, Class P and Class L shares of the applicable Portfolio directly from the Fund, from the

26

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing Class I, Class P and Class L shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class I, Class P or Class L shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for Class L shares of a Portfolio. The minimum initial investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans (with plan assets of at least $5 million for Class I and Class P shares) investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities (with at least $5 million of investable assets for Class I and Class P shares) investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I, Class P or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem Class I, Class P and Class L shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing Class I, Class P and Class L shares by wire.

Initial Purchase by Wire

You may purchase Class I, Class P and Class L shares of each Portfolio, as applicable, by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section above entitled "Pricing of Portfolio Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575373
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Additional Investments

You may purchase additional Class I, Class P and Class L shares for your account at any time by purchasing shares at NAV by any of the methods described above. For additional purchases directly from the Fund, your account name, account number, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions under "Initial Purchase by Wire."

How To Purchase Class H Shares

Class H shares of the Global Discovery Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class H shares.

Class H shares are available to investors with a minimum investment of $25,000. If the value of your account falls below the minimum initial investment amount for Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class H shares are subject to a sales charge equal to a maximum of 4.75% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $50,000 and over. Class H shares are subject to a monthly shareholder services fee at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class H shares.

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Shareholder Information (Cont'd)

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class H shares of the Global Discovery Portfolio, by combining, in a single transaction, your purchase with purchases of Class H shares of the Global Discovery Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class H shares are not subject to a front-end sales charge for accounts of employees of Morgan Stanley and its subsidiaries, such persons' family members (limited to spouse, and children under the age of 21) and trust accounts for which any such person is a beneficiary.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class H shares of the Global Discovery Portfolio for any related account in a single transaction with purchases of Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative net asset value of Class H shares of the Global Discovery Portfolio purchased in a single transaction, together with the net asset value of all Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude the Global Discovery Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class H shares which were previously purchased at

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Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class H shares of other portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the Fund or other Morgan Stanley Institutional Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class H shares. For example, the Morgan Stanley channel of Morgan Stanley Smith Barney charges clients an order processing fee of $6.00 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems Class H shares of the Global Discovery Portfolio. Please consult your authorized financial representative for more information regarding any such fee.

General

Class I, Class P, Class H and Class L shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value, taking into account any applicable sales charge.

To help the Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Other Transaction Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interests of the Fund.

Certain patterns of exchange and/or purchase or sale transactions involving the Portfolios may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determination in this regard may be made based on the frequency or dollar amount of the previous exchange or purchase or sale transaction. See "Frequent Purchases and Redemptions of Shares."

How To Redeem Class I, Class P and Class L Shares

You may redeem Class I, Class P and Class L shares of a Portfolio, as applicable, by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class I, Class P and Class L shares of a Portfolio, as applicable, will be redeemed at the NAV next determined after we receive your redemption request in good order.

Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b)  The share certificates, if issued;

(c)  Any required signature guarantees; and

(d)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I, Class P and Class L shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be wired to you. You cannot redeem Class I, Class P and Class L shares by telephone if you hold

29

Shareholder Information (Cont'd)

share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased Class I and Class P shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class I and Class P shares of the Small Company Growth Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I, Class P and Class L shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from a Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class I, Class P and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to Morgan Stanley Services by mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for Class I, Class P or Class L shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of shares of the Small Company Growth Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

How To Redeem Class H Shares

You may redeem Class H shares of the Global Discovery Portfolio by contacting your authorized financial representative. The value of Class H shares redeemed may be more or less than the purchase price, depending

30

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

on the NAV at the time of redemption. Class H shares of the Global Discovery Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or the Global Discovery Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Exchange Privilege

You may exchange Class H shares of the Global Discovery Portfolio for Class H shares of other available portfolios of the Fund. In addition, you may exchange Class H shares for Class H shares of available portfolios of Morgan Stanley Institutional Fund Trust. Not all portfolios of the Fund or of Morgan Stanley Institutional Fund Trust offer Class H shares. Your ability to exchange Class H shares may therefore be limited. A front-end sales charge (load) is not imposed on exchanges of Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for Class H shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of a Portfolio, which may include, among other things, diluting the value of a Portfolio's shares held by long-term shareholders, interfering with the efficient management of the Portfolio, increasing brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, a Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which a Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage").

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund's Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

The Fund's policies with respect to purchases and redemptions of Portfolio shares are described in the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares," "Shareholder Information—How to Purchase Class H Shares," "Shareholder Information—Other Transaction Information," "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" and "Shareholder Information—How to Redeem Class H Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at Financial Intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such Financial Intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with

31

Shareholder Information (Cont'd)

such policies and procedures and (ii) requires all prospective Financial Intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, redemptions and exchanges of Portfolio shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within a Portfolio by the Financial Intermediary's customers and to collect the Portfolio's redemption fee from its customers. However, the Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information upon the Fund's request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

Each Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The dividends and distributions you receive from a Portfolio may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2013, dividends paid by a Portfolio that are attributable to "qualified dividends" received by the Portfolio may be taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Portfolio and the shareholders.

Dividends paid by a Portfolio not attributable to "qualified dividends" received by a Portfolio, including distributions of short-term capital gains, will generally be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2013, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after December 31, 2012. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is treated for tax purposes as a sale of the original shares in the Portfolio, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

The Fund currently consists of the following portfolios:

U.S. Equity

Advantage Portfolio
Focus Growth Portfolio
Growth Portfolio
Opportunity Portfolio
Small Company Growth Portfolio*
U.S. Real Estate Portfolio

Global and International Equity

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Advantage Portfolio
Global Discovery Portfolio

Global Franchise Portfolio
Global Opportunity Portfolio
Global Real Estate Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio

Fixed Income

Emerging Markets Debt Portfolio

*  Portfolio is currently closed to new investors

32

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Financial Highlights

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class P, Class H and Class L shares of each Portfolio, as applicable, for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each class of shares of the Portfolios are based on the average net assets of such Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Portfolios' SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report to Shareholders and the Portfolios' financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

Focus Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$15.27		$8.95		$18.81		$15.19		$14.78
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.05)		(0.01)		0.00	‡	0.03		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	4.36		6.33		(9.82)		3.62		0.44
Total from Investment Operations	4.31		6.32		(9.82)		3.65		0.41
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.04)		(0.03)		—
Redemption Fees	—		—		0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$19.58		$15.27		$8.95		$18.81		$15.19
Total Return++	28.23%		70.61	%**	(52.19)%		24.02%		2.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,618		$7,878		$4,879		$13,852		$12,416
Ratio of Expenses to Average Net Assets (1)	1.00	%+††	0.99	%+	1.00	%+	1.00	%+	0.79%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%+††	0.99	%+	1.00	%+	1.00	%+	0.79%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.28	)%+††	(0.12	)%+	0.02	%+	0.16	%+	(0.23)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.01%		0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	79%		11%		36%		57%		76%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.51	%+††	1.88	%+	1.29	%+	1.13	%+	N/A
Net Investment Income (Loss) to Average Net Assets	(0.79	)%+††	(1.01	)%+	(0.27	)%+	0.03	%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 2.12% due to receipt of proceeds from settlements of class action suits involving primarily one of the Portfolio's past holdings. This one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I would have been approximately 68.49%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income (loss) and non-class specific expenses.

§  Amount is less than 0.005%.

33

Focus Growth Portfolio

	Class P
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$14.86		$8.73		$18.32		$14.81		$14.45
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.08)		(0.04)		(0.04)		(0.01)		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	4.22		6.17		(9.55)		3.52		0.42
Total from Investment Operations	4.14		6.13		(9.59)		3.51		0.36
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)‡	—		—
Redemption Fees	—		—		0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$19.00		$14.86		$8.73		$18.32		$14.81
Total Return++	27.86%		70.02	%**	(52.27)%		23.70%		2.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,704		$1,460		$1,069		$2,913		$2,317
Ratio of Expenses to Average Net Assets (1)	1.25	%+††	1.24	%+	1.25	%+	1.25	%+	1.04%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%+††	1.24	%+	1.25	%+	1.25	%+	1.04%
Ratio of Net Investment Loss to Average Net Assets (1)	(0.53	)%+††	(0.38	)%+	(0.24	)%+	(0.07	)%+	(0.45)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.01%		0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	79%		11%		36%		57%		76%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.76	%+††	2.16	%+	1.54	%+	1.38	%+	N/A
Net Investment Loss to Average Net Assets	(1.04	)%+††	(1.30	)%+	(0.53	)%+	(0.20	)%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 2.17% due to receipt of proceeds from settlements of class action suits involving primarily one of the Portfolio's past holdings. This one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P would have been approximately 67.85%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

§  Amount is less than 0.005%.

34

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Discovery Portfolio

	Class I
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Loss on Investments	(0.03)
Total from Investment Operations	(0.03)
Net Asset Value, End of Period	$9.97
Total Return++	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$697
Ratio of Expenses to Average Net Assets (1)	1.35	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.14	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	238.14	%*
Net Investment Loss to Average Net Assets	(237.93	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

35

Global Discovery Portfolio

	Class P
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Loss on Investments	(0.03)
Total from Investment Operations	(0.03)
Net Asset Value, End of Period	$9.97
Total Return++	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets (1)	1.60	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.39	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	238.39	%*
Net Investment Loss to Average Net Assets	(238.18	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

36

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Discovery Portfolio

	Class H
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Loss on Investments	(0.03)
Total from Investment Operations	(0.03)
Net Asset Value, End of Period	$9.97
Total Return++	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$349
Ratio of Expenses to Average Net Assets	1.60	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.39	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	238.39	%*
Net Investment Loss to Average Net Assets	(238.18	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

37

Global Discovery Portfolio

	Class L
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Loss on Investments	(0.03)
Total from Investment Operations	(0.03)
Net Asset Value, End of Period	$9.97
Total Return++	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets (1)	2.10	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.89	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	238.89	%*
Net Investment Loss to Average Net Assets	(238.68	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

38

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$19.69		$12.12		$24.69	$20.28		$19.49
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.05		0.05	0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	4.49		7.58		(12.50)	4.41		0.78
Total from Investment Operations	4.55		7.63		(12.45)	4.51		0.79
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)‡	(0.06)		(0.10)	(0.10)		(0.00)‡
Net Realized Gain	—		—		(0.02)	—		—
Total Distributions	(0.00	)‡	(0.06)		(0.12)	(0.10)		(0.00)‡
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$24.24		$19.69		$12.12	$24.69		$20.28
Total Return++	23.11%		62.97	%**	(50.47)%	22.29%		4.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$704,410		$674,070		$543,841	$1,406,866		$1,012,417
Ratio of Expenses to Average Net Assets	0.73	%+††	0.65	%+	0.62%+	0.62	%+	0.63%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.73	%+††	0.65	%+	0.62%+	0.62	%+	0.63%
Ratio of Net Investment Income to Average Net Assets	0.27	%+††	0.35	%+	0.24%+	0.46	%+	0.03%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	35%		19%		42%	50%		59%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 62.72%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

39

Growth Portfolio

	Class P
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$19.40		$11.94		$24.27	$19.95		$19.21
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	0.02		0.00 ‡	0.05		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	4.42		7.46		(12.27)	4.33		0.78
Total from Investment Operations	4.42		7.48		(12.27)	4.38		0.74
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)‡	(0.02)		(0.04)	(0.06)		—
Net Realized Gain	—		—		(0.02)	—		—
Total Distributions	(0.00	)‡	(0.02)		(0.06)	(0.06)		—
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$23.82		$19.40		$11.94	$24.27		$19.95
Total Return++	22.79%		62.66	%**	(50.57)%	21.93%		3.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$136,585		$99,475		$59,883	$166,717		$57,689
Ratio of Expenses to Average Net Assets	0.98	%+††	0.90	%+	0.87%+	0.87	%+	0.88%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.98	%+††	0.90	%+	0.87%+	0.87	%+	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02	%+††	0.10	%+	(0.01)%+	0.24	%+	(0.23)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	35%		19%		42%	50%		59%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 62.41%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income (loss) and non-class specific expenses.

§  Amount is less than 0.005%.

40

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Small Company Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$11.14		$7.64		$13.12		$13.31		$12.89
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.03)		(0.01)		(0.05)		(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	3.02		3.68		(5.47)		0.45		1.59
Total from Investment Operations	3.03		3.65		(5.48)		0.40		1.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		—		—
Net Realized Gain	—		(0.14)		—		(0.59)		(1.09)
Total Distributions	—		(0.15)		—		(0.59)		(1.09)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$14.17		$11.14		$7.64		$13.12		$13.31
Total Return++	27.20%		47.92%		(41.84)%		3.04%		11.90%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,227,782		$977,515		$638,559		$1,137,839		$1,028,030
Ratio of Expenses to Average Net Assets (1)	1.05	%+††	1.05	%+	1.02	%+	1.01	%+	1.01%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.05	%+††	1.05	%+	1.02	%+	1.01	%+	1.01%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.10	%+††	(0.28	)%+	(0.08	)%+	(0.35	)%+	(0.56)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	26%		27%		34%		50%		76%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.12	%+††	1.07	%+	1.05	%+	N/A		N/A
Net Investment Income (Loss) to Average Net Assets	0.03	%+††	(0.30	)%+	(0.11	)%+	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income (loss) and non-class specific expenses.

§  Amount is less than 0.005%.

41

Small Company Growth Portfolio

	Class P
	Year Ended December 31,
Selected Per Share Data and Ratios	2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$10.46		$7.19		$12.39		$12.63		$12.31
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.02)		(0.05)		(0.03)		(0.08)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.83		3.46		(5.17)		0.43		1.51
Total from Investment Operations	2.81		3.41		(5.20)		0.35		1.41
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.14)		—		(0.59)		(1.09)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00
Net Asset Value, End of Period	$13.27		$10.46		$7.19		$12.39		$12.63
Total Return++	26.86%		47.41%		(41.97)%		2.81%		11.55%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$530,123		$536,329		$345,302		$698,183		$857,275
Ratio of Expenses to Average Net Assets (1)	1.30	%+††	1.30	%+	1.27	%+	1.26	%+	1.26%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.30	%+††	1.30	%+	1.27	%+	1.26	%+	1.26%
Ratio of Net Investment Loss to Average Net Assets (1)	(0.15	)%+††	(0.53	)%+	(0.34	)%+	(0.61	)%+	(0.81)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§	0.00	%§	0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	26%		27%		34%		50%		76%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.37	%+††	1.32	%+	1.30	%+	N/A		N/A
Net Investment Loss to Average Net Assets	(0.22	)%+††	(0.55	)%+	(0.37	)%+	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

§  Amount is less than 0.005%.

42

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Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information

Where to Find
Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated April 29, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov.

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investments Results are available at www.morganstanley.com/im.

The Fund's Investment Company Act registration number is 811-05624.

MSIEQUPRO-0411

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Advantage Portfolios

Advantage Portfolio

Global Advantage Portfolio

International Advantage Portfolio

Share Class and Ticker Symbol
Portfolio	Class I	Class P	Class H	Class L
Advantage Portfolio	MPAIX	MAPPX	MAPHX	MAPLX

Global Advantage Portfolio	MIGIX	MIGPX	MGAHX	MIGLX

International Advantage Portfolio	MFAIX	MFAPX	MFAHX	MSALX

Prospectus

April 29, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Advantage Portfolio

Objective

The Advantage Portfolio seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 23 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*	2.74%	2.74%	2.74%	2.74%
Total Annual Portfolio Operating Expenses*	3.49%	3.74%	3.74%	4.24%
Fee Waiver and/or Expense Reimbursement*	2.44%	2.44%	2.44%	3.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.05%	1.30%	1.30%	1.09%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$334	$579	$1,283
Class P	$132	$412	$713	$1,568
Class H	$601	$868	$1,154	$1,968
Class L	$111	$347	$601	$1,329

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.05% for Class I, 1.30% for Class P, 1.30% for Class H and 1.09% for Class L. The fee waivers and/or reimbursements are expected to continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the period of September 1, 2010 through December 31, 2010, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in franchises with strong name recognition and sustainable competitive advantages. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

1

Advantage Portfolio (Cont'd)

The Portfolio may invest in foreign securities, which may include emerging market securities. The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds ("ETFs") and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and Van Kampen Equity Trust II, on behalf of the Van Kampen Core Growth Fund (the "Predecessor Fund"), on May 21, 2010 the Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Fund in exchange for Class I, Class H and Class L shares of the Portfolio (the "Reorganization"). Pursuant to the Reorganization, Class A and Class B shareholders of the Predecessor Fund received Class H shares of the Portfolio, and Class C and Class I shareholders of the Predecessor Fund received Class L and Class I shares, respectively, of the Portfolio. As a result of the Reorganization, the Portfolio is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class A, Class C and Class I shares of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'* performance from

2

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Advantage Portfolio (Cont'd)

year-to-year and by showing how the Portfolio's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. Sales loads are not reflected in the bar chart. If these sales loads had been included, the return shown below would have been lower. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns*—Calendar Years

*Performance shown for the Portfolio's Class I shares reflects the performance of the Class I shares of the Predecessor Fund.

High Quarter	(Q3 '09)	21.12%

Low Quarter	(Q2 '10)	–8.28%

Average Annual Total Returns1
(for the calendar periods ended December 31, 2010)

	Past One Year	Since Inception
Class I1
Return before Taxes	20.23%	4.49%
Return after Taxes on Distributions	20.17%	4.18%
Return after Taxes on Distributions and Sale of Portfolio Shares	13.22%	3.65%
Class P1
Return before Taxes	N/A	N/A
Class H1
Return before Taxes	14.37%	2.25%
Class L1
Return before Taxes	20.39%	4.27%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	16.71%	3.27%
Lipper Large-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)[3]	15.13%	1.65%

1  Performance shown for the Portfolio's Class I shares reflects the performance of the Class I shares of the Predecessor Fund. Performance shown for the Portfolio's Class H shares reflects the performance of the Class A shares of the Predecessor Fund. Performance shown for the Portfolio's Class L shares reflects the performance of the Class C shares of the Predecessor Fund. Each of Class I, Class A and Class C shares of the Predecessor Fund commenced operations on June 30, 2008. Return information for the Portfolio's Class P shares, which commenced operations on May 21, 2010, will be shown in future prospectuses offering the Portfolio's Class P shares after the Portfolio's Class P shares have a full calendar year of return information to report.

2  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

3  The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	May 2010

David S. Cohen	Managing Director	May 2010

Sam G. Chainani	Managing Director	May 2010

Alexander T. Norton	Executive Director	May 2010

Jason C. Yeung	Managing Director	May 2010

Armistead B. Nash	Executive Director	May 2010

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 22 and 23, respectively, of this Prospectus.

3

Advantage Portfolio (Cont'd)

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian").

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 22 and 25, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Global Advantage Portfolio

Objective

The Global Advantage Portfolio seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of the Fund or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 23 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*‡	4.40%	4.40%	4.40%	4.40%
Total Annual Portfolio Operating Expenses*	5.30%	5.55%	5.55%	6.05%
Fee Waiver and/or Expense Reimbursement*	4.00%	4.00%	4.00%	4.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.30%	1.55%	1.55%	2.05%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$132	$412
Class P	$158	$490
Class H	$625	$941
Class L	$208	$643

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

‡  Other expenses have been estimated for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.30% for Class I, 1.55% for Class P, 1.55% for Class H and 2.05% for Class L. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the period of December 28, 2010 through December 31, 2010, the Portfolio's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in franchises with strong name recognition and sustainable competitive advantages. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio typically invests at least

5

Global Advantage Portfolio (Cont'd)

40% of its assets in the securities of issuers located outside of the United States.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio is available online at www.morganstanley.com/im.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the

6

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

Global Advantage Portfolio (Cont'd)

members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	December 2010

David S. Cohen	Managing Director	December 2010

Sam G. Chainani	Managing Director	December 2010

Alexander T. Norton	Executive Director	December 2010

Jason C. Yeung	Managing Director	December 2010

Armistead B. Nash	Executive Director	December 2010

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 22 and 23, respectively, of this Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 22 and 25, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

7

International Advantage Portfolio

Objective

The International Advantage Portfolio seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in a portfolio of the Fund or a portfolio of Morgan Stanley Institutional Fund Trust. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 23 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%		2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee*	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses*‡	3.22%	3.22%	3.22%	3.22%
Total Annual Portfolio Operating Expenses*	4.12%	4.37%	4.37%	4.87%
Fee Waiver and/or Expense Reimbursement*	2.87%	2.87%	2.87%	2.87%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.25%	1.50%	1.50%	2.00%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$127	$397
Class P	$153	$474
Class H	$620	$927
Class L	$203	$627

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

‡  Other expenses have been estimated for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.25% for Class I, 1.50% for Class P, 1.50% for Class H and 2.00% for Class L. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the period of December 28, 2010 through December 31, 2010, the Portfolio's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established companies on an international basis, with capitalizations within the range of companies included in the MSCI All Country World Ex-United States Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in franchises with strong name recognition and sustainable competitive

8

Morgan Stanley Institutional Fund, Inc. Prospectus

Portfolio Summary

International Advantage Portfolio (Cont'd)

advantages. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio typically invests at least 80% of its assets in the securities of issuers located outside of the United States. The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Portfolio's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information

As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio is available online at www.morganstanley.com/im.

9

International Advantage Portfolio (Cont'd)

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Kristian Heugh	Managing Director	December 2010

Alexander Umansky	Executive Director	December 2010

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 22 and 23, respectively, of this Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the NYSE is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. You may also purchase Portfolio shares by wiring Federal Funds to the Custodian.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 22 and 25, respectively, of this Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Details of the Portfolios

Morgan Stanley Institutional Fund, Inc. Prospectus

Advantage Portfolio

Objective

The Advantage Portfolio seeks long-term capital appreciation.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in franchises with strong name recognition and sustainable competitive advantages. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may invest in foreign securities, which may include emerging market securities.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers located throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in growth-oriented equity securities may have above-average volatility of price movement.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

11

Advantage Portfolio (Cont'd)

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

12

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

Global Advantage Portfolio

Objective

The Global Advantage Portfolio seeks long-term capital appreciation.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in established companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in franchises with strong name recognition and sustainable competitive advantages. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio typically invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers located throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in growth-oriented equity securities may have above-average volatility of price movement.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the

13

Global Advantage Portfolio (Cont'd)

level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

14

Morgan Stanley Institutional Fund, Inc. Prospectus

Details of the Portfolios

International Advantage Portfolio

Objective

The International Advantage Portfolio seeks long-term capital appreciation.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in established companies on an international basis, with capitalizations within the range of companies included in the MSCI All Country World Ex-United States Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in franchises with strong name recognition and sustainable competitive advantages. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio typically invests at least 80% of its assets in the securities of issuers located outside of the United States.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, ETFs and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, CFDs and structured investments, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers located throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in growth-oriented equity securities may have above-average volatility of price movement.

To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to

15

International Advantage Portfolio (Cont'd)

restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain securities at certain times.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see "Additional Information about the Portfolios' Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

16

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities may include common stock, preferred stock, convertible securities, equity-linked securities, depositary receipts, rights and warrants. The Portfolios may invest in equity securities that are publicly-traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Price Volatility

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

Foreign Investing

To the extent that a Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolios' securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for a Portfolio's investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with their investments in foreign securities, the Portfolios also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active

17

exposure to the exchange rate between any two currencies. Hedging a Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

Emerging Market Risks

The Portfolios may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolios' investments may generally may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolios may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Real Estate Investment Trusts and Foreign Real Estate Companies

Investing in real estate investment trusts ("REITs") and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and a Portfolio may indirectly bear management expenses along with the direct expenses of the Portfolio. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify for the tax-free pass through of income. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportional share of duplicate levels of fees when a Portfolio invests in REITs and foreign real estate companies.

Derivatives

The Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable U.S. Securities and Exchange Commission (the "Commission") rules and regulations, or may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. Although

18

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

the Adviser seeks to use derivatives to further a Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolios may principally use include:

Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio's initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements currently are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or nonperformance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Structured Investments. The Portfolios also may invest a portion of their assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolios will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because a Portfolio is relying on the creditworthiness of such counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Exchange-Traded Funds

Each Portfolio may invest in shares of various ETFs. ETFs seek to track the performance of various portions or segments of the equity markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. The market value of their shares may differ from the net asset value of the particular underlying securities. As a shareholder in an ETF, a Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, a Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Investment Discretion

In pursuing the Portfolios' investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

19

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with a Portfolio's principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

20

Morgan Stanley Institutional Fund, Inc. Prospectus

Fund Management

Investment Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc. ("Morgan Stanley Distribution"), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2011, the Adviser, together with its affiliated asset management companies, had approximately $275.8 billion in assets under management or supervision.

Advisory Fees

For the period December 28, 2010 through December 31, 2010, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or expense reimbursements) set forth in the table below.

Adviser's Rates of Compensation (as a percentage of average net assets)
Advantage Portfolio	0.00%*

Global Advantage Portfolio	0.00%

International Advantage Portfolio	0.00%

*  For the period of September 1, 2010 through December 31, 2010.

Portfolio Management

Advantage Portfolio and

Global Advantage Portfolio

Each Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of each Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead manager of the Portfolio and Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Mr. Lynch is responsible for the execution of the overall strategy of the Portfolio.

International Advantage Portfolio

The Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Kristian Heugh and Alexander Umansky.

Mr. Heugh has been associated with the Adviser in an investment management capacity since 2001. Mr. Umansky has been associated with the Adviser in an investment management capacity since 1996.

Mr. Heugh is the lead manager of the Portfolio. Mr. Heugh is primarily responsible for individual stock selection for the Portfolio and the execution of the overall strategy of the Portfolio. Mr. Umansky assists Mr. Heugh with the execution of the overall strategy of the Portfolio.

Additional Information

The Portfolios' SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

The composition of each team may change from time to time.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement is available in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2010, except with respect to the Advantage Portfolio which is available in the Fund's Semiannual Report to Shareholders for the period ended June 30, 2010.

21

Shareholder Information

Share Class

This Prospectus offers Class I, Class P, Class H and Class L shares of each Portfolio. Neither Class I, Class P nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Both Class I and Class P shares generally require investments in minimum amounts that are substantially higher than Class H and Class L shares.

Distribution of Portfolio Shares

Morgan Stanley Distribution is the exclusive Distributor of Class I, Class P, Class H and Class L shares of each Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class I shares of the Portfolios. The Fund has adopted a Shareholder Services Plan with respect to the Class P and Class H shares of the Portfolios and a Distribution and Shareholder Services Plan with respect to the Class L shares of the Portfolios (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, each Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the average daily net assets of each of the Class P shares, Class H shares and Class L shares on an annualized basis and a distribution fee of up to 0.50% of the average daily net assets of Class L shares on an annualized basis. For at least one year, the Distributor has agreed to waive the 12b-1 fee on Class L shares of the Advantage Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class P, Class H and Class L shares. Such fees relate solely to the Class P, Class H and Class L shares and will reduce the net investment income and total return of the Class P, Class H and Class L shares, respectively.

The Adviser and/or Distributor may pay compensation to certain brokers or other service providers in connection with the sale, distribution, marketing and retention of a Portfolio's shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the NAV or the price of a Portfolio's shares. For more information, please see the Portfolios' SAI.

About Net Asset Value

The NAV per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, including circumstances under which the Adviser determines that a security's market price is not accurate, fair value prices may be determined in good faith using methods approved by the Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development which is likely to have changed the value of the security. In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of a Portfolio's investment securities may change on days when you will not be able to purchase or sell your shares.

Pricing of Portfolio Shares

You may buy or sell (redeem) Class I, Class P, Class H and Class L shares of the Portfolios at the NAV next determined for the class after receipt of your order, plus any applicable sales charge. The Fund determines the NAV per share for the Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available in the Portfolios' SAI.

How To Purchase Class I, Class P and Class L Shares

You may purchase Class I, Class P and Class L shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing Class I, Class P and Class L shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class I, Class P or Class L shares through a Financial

22

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for Class L shares of the Portfolios. The minimum initial investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans (with plan assets of at least $5 million for Class I and Class P shares) investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities (with at least $5 million of investable assets for Class I and Class P shares) investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and investors who acquired shares of the Advantage Portfolio pursuant to the Reorganization. If the value of your account falls below the minimum initial investment amount for Class I, Class P or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem Class I, Class P and Class L shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing Class I, Class P and Class L shares by wire.

Initial Purchase by Wire

You may purchase Class I, Class P and Class L shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section above entitled "Pricing of Portfolio Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575373
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Additional Investments

You may purchase additional Class I, Class P and Class L shares for your account at any time by purchasing shares at NAV by any of the methods described above. For additional purchases directly from the Fund, your account name, account number, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions under "Initial Purchase by Wire."

How To Purchase Class H Shares

Class H shares of the Portfolios may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class H shares.

Class H shares are available to investors with a minimum investment of $25,000. The minimum investment will be waived for investors who acquired shares of the Advantage Portfolio pursuant to the Reorganization. If the value of your account falls below the minimum initial investment amount for Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class H shares are subject to a sales charge equal to a maximum of 4.75% calculated as a percentage of the offering price on a single transaction as shown in the table below. The initial sales charge will be waived for shares of the Advantage Portfolio acquired pursuant to the Reorganization and for subsequent purchases of Class H shares by investors who acquired shares of the Advantage Portfolio pursuant to the Reorganization. As shown below, the sales charge is reduced for purchases of $50,000 and over. Class H shares are subject to a monthly shareholder services fee at an annual rate of 0.25% of a Portfolio's average daily net assets attributable to Class H shares.

23

Shareholder Information (Cont'd)

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class H shares of a Portfolio, by combining, in a single transaction, your purchase with purchases of Class H shares of the Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class H shares are not subject to a front-end sales charge for accounts of employees of Morgan Stanley and its subsidiaries, such persons' family members (limited to spouse, and children under the age of 21) and trust accounts for which any such person is a beneficiary.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class H shares of a Portfolio for any related account in a single transaction with purchases of Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative net asset value of Class H shares of the Portfolio purchased in a single transaction, together with the net asset value of all Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase

24

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class H shares of other portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the Fund or other portfolios of Morgan Stanley Institutional Fund Trust purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class H shares. For example, the Morgan Stanley channel of Morgan Stanley Smith Barney charges clients an order processing fee of $6.00 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems Class H shares of a Portfolio. Please consult your authorized financial representative for more information regarding any such fee.

General

Class I, Class P, Class H and Class L shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value, taking into account any applicable sales charge.

To help the Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Other Transaction Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interests of the Fund.

Certain patterns of exchange and/or purchase or sale transactions involving the Portfolios may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determination in this regard may be made based on the frequency or dollar amount of the previous exchange or purchase or sale transaction. See "Frequent Purchases and Redemptions of Shares."

How To Redeem Class I, Class P and Class L Shares

You may redeem Class I, Class P and Class L shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class I, Class P and Class L shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b)  The share certificates, if issued;

(c)  Any required signature guarantees; and

(d)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

25

Shareholder Information (Cont'd)

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I, Class P and Class L shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be wired to you. You cannot redeem Class I, Class P and Class L shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased Class I, Class P and Class L shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class I, Class P and Class L shares of the International Advantage Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the International Advantage Portfolio. The redemption fee is designed to protect the International Advantage Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I and Class P shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the International Advantage Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class I, Class P and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to Morgan Stanley Services by mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for Class I, Class P or Class L shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial

26

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

investment amount in certain cases. An exchange of Class I, Class P or Class L shares of the International Advantage Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

How To Redeem Class H Shares

You may redeem Class H shares of a Portfolio by contacting your authorized financial representative. The value of Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class H shares of the Portfolios will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class H shares of the International Advantage Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the International Advantage Portfolio. The redemption fee is designed to protect the International Advantage Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class H shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class H shares of a Portfolio for Class H shares of other available portfolios of the Fund. In addition, you may exchange Class H shares for Class H shares of available portfolios of Morgan Stanley Institutional Fund Trust. Not all portfolios of the Fund or of Morgan Stanley Institutional Fund Trust offer Class H shares. Your ability to exchange Class H shares may therefore be limited. A front-end sales charge (load) is not imposed on exchanges of Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for Class H shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class H shares of the International Advantage Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of a Portfolio, which may include, among other things, diluting the value of a Portfolio's shares held by long-term shareholders, interfering with the efficient management of the Portfolio, increasing brokerage and

27

Shareholder Information (Cont'd)

administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, a Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which a Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund's Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

The Fund's policies with respect to purchases and redemptions of Portfolio shares are described in the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares," "Shareholder Information— How To Purchase Class H Shares," "Shareholder Information—Other Transaction Information," "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" and "Shareholder Information—How To Redeem Class H Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at Financial Intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such Financial Intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective Financial Intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, redemptions and exchanges of Portfolio shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within a Portfolio by the Financial Intermediary's customers and to collect the Portfolio's redemption fee from its customers. However, the Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information upon the Fund's request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurances that the Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

Each Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The dividends and distributions you receive from a Portfolio may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2013, dividends paid by a Portfolio that are attributable to "qualified dividends" received by the Portfolio may be taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Portfolio and the shareholders. "Qualified dividends" include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States, and corporations whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the Unites States).

Dividends paid by a Portfolio not attributable to "qualified dividends" received by a Portfolio, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2013, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after December 31, 2012. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period

28

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is treated for tax purposes as a sale of the original shares in the Portfolio, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

The Fund currently consists of the following portfolios:

U.S. Equity

Advantage Portfolio
Focus Growth Portfolio
Growth Portfolio
Opportunity Portfolio
Small Company Growth Portfolio*
U.S. Real Estate Portfolio

Global and International Equity

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Advantage Portfolio
Global Discovery Portfolio

Global Franchise Portfolio
Global Opportunity Portfolio
Global Real Estate Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio

Fixed Income

Emerging Markets Debt Portfolio

  *  Portfolio is currently closed to new investors

29

Financial Highlights

On May 21, 2010, the Advantage Portfolio acquired the assets and adopted the financial and performance history of the Van Kampen Core Growth Fund.

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class P, Class H and Class L shares of each Portfolio for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each class of shares of a Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below with respect to the Portfolios has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP's reports, along with each Portfolio's financial statements, are incorporated by reference into the Portfolios' SAI and are included in the Fund's Annual Report to Shareholders. The Fund's Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

Advantage Portfolio

	Class I**
	Period from September 1, 2010 to December 31,		Year Ended August 31,		Period from June 30, 2008^ to August 31,
Selected Per Share Data and Ratios	2010		2010	2009	2008
Net Asset Value, Beginning of Period	$9.15		$7.97	$9.55	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.01		0.04	0.03	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	1.74		1.19	(1.50)	(0.45)
Total from Investment Operations	1.75		1.23	(1.47)	(0.45)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.05)	(0.11)	—
Net Asset Value, End of Period	$10.87		$9.15	$7.97	$9.55
Total Return++	19.30	%#	15.34%	(15.05)%	(4.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,015		$4,223	$3,667	$4,392
Ratio of Expenses to Average Net Assets (1)	1.02	%+††*	1.05%	1.05%	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.25	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	0.42	%+††*	0.49%	0.49%	0.20	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.49	%+††*	4.49%	11.78%	14.97	%*
Net Investment Loss to Average Net Assets	(2.05	)%+††*	(2.95)%	(10.24)%	(13.72	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

30

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Advantage Portfolio

	Class P
Selected Per Share Data and Ratios	Period from September 1, 2010 to December 31, 2010		Period from May 21, 2010^ to August 31, 2010
Net Asset Value, Beginning of Period	$9.15		$9.00
Income from Investment Operations:
Net Investment Income†	0.01		0.01
Net Realized and Unrealized Gain on Investments	1.73		0.14
Total from Investment Operations	1.74		0.15
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		—
Net Asset Value, End of Period	$10.86		$9.15
Total Return++	19.16	%#	1.56	#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$10		$1
Ratio of Expenses to Average Net Assets (1)	1.29	%+*	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.52	%+*	N/A
Ratio of Net Investment Income to Average Net Assets (1)	0.15	%+*	0.27	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	N/A
Portfolio Turnover Rate	33	%#	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.76	%+	2.59	%*
Net Investment Loss to Average Net Assets	(2.32	)%+	(1.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

31

Advantage Portfolio

	Class H**
	Period from September 1, 2010 to December 31,		Year Ended August 31,		Period from June 30, 2008^ to August 31,
Selected Per Share Data and Ratios	2010		2010	2009	2008
Net Asset Value, Beginning of Period	$9.14		$7.96	$9.54	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.01		0.02	0.02	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	1.73		1.19	(1.50)	(0.46)
Total from Investment Operations	1.74		1.21	(1.48)	(0.46)
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.03)	(0.10)	—
Net Asset Value, End of Period	$10.86		$9.14	$7.96	$9.54
Total Return++	19.13	%#	15.14%	(15.16)%	(4.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,103		$1,048	$821	$363
Ratio of Expenses to Average Net Assets (1)	1.27	%+††*	1.30%	1.30%	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.50	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.17	%+††*	0.14%	0.27%	(0.06	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.74	%††+	4.62%	11.97%	15.46	%*
Net Investment Loss to Average Net Assets	(2.30	)%††+	(3.18)%	(10.40)%	(14.22	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

32

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Advantage Portfolio

	Class L**
	Period from September 1, 2010 to December 31,		Year Ended August 31,		Period from June 30, 2008^ to August 31,
Selected Per Share Data and Ratios	2010		2010	2009	2008
Net Asset Value, Beginning of Period	$9.16		$7.96	$9.54	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.01		0.04	0.00 ‡	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	1.75		1.19	(1.50)	(0.46)
Total from Investment Operations	1.76		1.23	(1.50)	(0.46)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.03)	(0.08)	—
Net Asset Value, End of Period	$10.89		$9.16	$7.96	$9.54
Total Return++	19.20	%#	15.43%	(15.40)%	(4.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$155		$156	$160	$147
Ratio of Expenses to Average Net Assets (1)	1.06	%+††*	1.08%	1.48%	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.29	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.38	%+††*	0.45%	(0.01)%	(0.20	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.53	%+††*	4.53%	12.27%	15.79	%*
Net Investment Loss to Average Net Assets	(2.09	)%+††*	(3.00)%	(10.80)%	(14.49	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

33

Global Advantage Portfolio

	Class I
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain on Investments	0.01
Total from Investment Operations	0.01
Net Asset Value, End of Period	$10.01
Total Return++	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$701
Ratio of Expenses to Average Net Assets (1)	1.30	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.10	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	245.42	%*
Net Investment Loss to Average Net Assets	(245.22	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

34

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Advantage Portfolio

	Class P
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain on Investments	0.01
Total from Investment Operations	0.01
Net Asset Value, End of Period	$10.01
Total Return++	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets (1)	1.55	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.35	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	245.67	%*
Net Investment Loss to Average Net Assets	(245.47	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

35

Global Advantage Portfolio

	Class H
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain on Investments	0.01
Total from Investment Operations	0.01
Net Asset Value, End of Period	$10.01
Total Return++	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$200
Ratio of Expenses to Average Net Assets (1)	1.55	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.35	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	245.67	%*
Net Investment Loss to Average Net Assets	(245.47	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

36

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Advantage Portfolio

	Class L
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain on Investments	0.01
Total from Investment Operations	0.01
Net Asset Value, End of Period	$10.01
Total Return++	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets (1)	2.05	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.85	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	246.17	%*
Net Investment Loss to Average Net Assets	(245.97	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

37

International Advantage Portfolio

	Class I
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Loss on Investments	(0.01)
Total from Investment Operations	(0.01)
Net Asset Value, End of Period	$9.99
Total Return++	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,198
Ratio of Expenses to Average Net Assets (1)	1.25	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.09	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	176.40	%*
Net Investment Loss to Average Net Assets	(176.24	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

38

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Advantage Portfolio

	Class P
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Loss on Investments	(0.01)
Total from Investment Operations	(0.01)
Net Asset Value, End of Period	$9.99
Total Return++	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets (1)	1.50	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.34	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	176.65	%*
Net Investment Loss to Average Net Assets	(176.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

39

International Advantage Portfolio

	Class H
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Loss on Investments	(0.01)
Total from Investment Operations	(0.01)
Net Asset Value, End of Period	$9.99
Total Return++	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets (1)	1.50	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.34	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	176.65	%*
Net Investment Loss to Average Net Assets	(176.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

40

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Advantage Portfolio

	Class L
Selected Per Share Data and Ratios	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Loss on Investments	(0.01)
Total from Investment Operations	(0.01)
Net Asset Value, End of Period	$9.99
Total Return++	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets (1)	2.00	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.84	)%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	177.15	%*
Net Investment Loss to Average Net Assets	(176.99	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

††  Reflects overall Portfolio ratios for investment loss and non-class specific expenses.

*  Annualized.

41

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information

Where to Find
Additional Information

In addition to this Prospectus, the Portfolios have a Statement of Additional Information, dated April 29, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the Statement of Additional Information, and Shareholder Reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov.

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

The Fund's Investment Company Act registration number is 811-05624.

IFTEQ2PRO 4/11

MORGAN STANLEY INSTITUTIONAL FUND, INC.

P.O. Box 2798
Boston, MA 02208-2798

STATEMENT OF ADDITIONAL INFORMATION
April 29, 2011

Morgan Stanley Institutional Fund, Inc. (the "Fund") is a mutual fund consisting of 21 portfolios offering a variety of investment alternatives, 21 of which are included in this Statement of Additional Information ("SAI") (each a "Portfolio" and collectively the "Portfolios"). Each Portfolio offers both Class I and Class P shares. The Advantage, Asian Equity, Emerging Markets Debt, Global Advantage, Global Discovery, Global Opportunity, Global Real Estate, International Advantage, International Opportunity, Opportunity and Select Global Infrastructure Porfolios also offer Class H and Class L shares. Following is a list of the 21 Portfolios included in this SAI:

Share Class and Ticker Symbol
	Class I	Class P	Class H	Class L
GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS:
Active International Allocation Portfolio	MSACX	MSIBX	—	—
Asian Equity Portfolio	MEQIX	MEQPX	MEQHX	MEQLX
Emerging Markets Portfolio	MGEMX	MMKBX	—	—
Global Advantage Portfolio	MIGIX	MIGPX	MGAHX	MIGLX
Global Discovery Portfolio	MLDIX	MGDPX	MGDHX	MGDLX
Global Franchise Portfolio	MSFAX	MSFBX	—	—
Global Opportunity Portfolio	MGGIX	MGGPX	MGGHX	MGGLX
Global Real Estate Portfolio	MRLAX	MRLBX	MSRHX	MGRLX
International Advantage Portfolio	MFAIX	MFAPX	MFAHX	MSALX
International Equity Portfolio	MSIQX	MIQBX	—	—
International Opportunity Portfolio	MIOIX	MIOPX	MIOHX	MIOLX
International Real Estate Portfolio	MSUAX	IERBX	—	—
International Small Cap Portfolio	MSISX	MSCPX	—	—
Select Global Infrastructure Portfolio	MTIIX	MTIPX	MTIHX	MTILX
U.S. EQUITY PORTFOLIOS:
Advantage Portfolio	MPAIX	MAPPX	MAPHX	MAPLX
Focus Growth Portfolio	MSAGX	MAEBX	—	—
Growth Portfolio	MSEQX	MSEGX	—	—
Opportunity Portfolio	MGEIX	MEGPX	MEGHX	MGELX
Small Company Growth Portfolio*	MSSGX	MSSMX	—	—
U.S. Real Estate Portfolio	MSUSX	MUSDX	—	—
FIXED INCOME PORTFOLIO:
Emerging Markets Debt Portfolio	MSIEX	IEDBX	MSEHX	MEDLX

  *  Portfolio is currently closed to new investors.

This SAI is not a prospectus, but should be read in conjunction with the Portfolios' prospectuses, each dated April 29, 2011, as may be supplemented from time to time. To obtain any of these prospectuses, please call the Fund toll-free at 1-800-548-7786.

The Fund's most recent Annual Report to Shareholders is a separate document supplied with this SAI and includes the Fund's audited financial statements, including notes thereto, and the report of Ernst & Young LLP, which are incorporated by reference into this SAI.

Certain Portfolios are "non-diversified" and, as such, such Portfolios' investments are not required to meet certain diversification requirements under federal securities law. Compared with "diversified'' funds or portfolios, each such Portfolio may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree. The Emerging Markets Debt, Focus Growth, Global Discovery, Global Franchise, Global Real Estate, International Real Estate, Select Global Infrastructure and U.S. Real Estate Portfolios are non-diversified portfolios.

INVESTMENT POLICIES AND STRATEGIES

This SAI provides additional information about the investment policies and operations of the Fund and its Portfolios. Morgan Stanley Investment Management Inc. (the "Adviser") acts as investment adviser to each Portfolio. Under the supervision of the Adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") acts as investment sub-adviser to the Emerging Markets, Global Franchise, Global Real Estate, International Equity, International Real Estate, International Small Cap and Select Global Infrastructure Portfolios; Morgan Stanley Investment Management Company ("MSIM Company") acts as investment sub-adviser to the Asian Equity, Emerging Markets, Global Franchise, Global Real Estate, International Equity, International Real Estate and Select Global Infrastructure Portfolios (MSIM Limited and MSIM Company are each referred to herein individually as the "Sub-Adviser" and together as the "Sub-Advisers"). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under its supervision.

The following tables summarize the permissible strategies and investments for each Portfolio. These tables should be used in conjunction with the investment summaries for each Portfolio contained in the Prospectus in order to provide a more complete description of such Portfolio's investment policies. More details about each investment and related risks are provided in the discussion following the tables.

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS

	Active International Allocation	Asian Equity	Emerging Markets	Global Advantage	Global Discovery	Global Franchise	Global Opportunity	Global Real Estate	International Advantage	International Equity	International Opportunity	International Real Estate	International Small Cap	Select Global Infrastructure
Equity Securities:

Common Stocks	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Depositary Receipts	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Preferred Stocks	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Rights	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Warrants	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

IPOs	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investment Company Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Real Estate Investing	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

—REITs	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

—Foreign Real Estate Companies	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

—Specialized Ownership Vehicles	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Fixed Income Securities:

Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

High Yield Securities		✓	✓											✓

U.S. Government Securities	✓	✓	✓	✓	✓	*	✓	✓	✓	*	✓	✓	*	✓

Agencies	✓	✓	✓	✓	✓	*	✓	✓	✓	*	✓	✓	*	✓

Corporates	✓	✓	✓	✓	✓	*	✓	✓	✓	*	✓	✓	*	✓

Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Cash Equivalents	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Mortgage Related Securities		✓		✓	✓		✓		✓		✓			✓

Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipals		✓												✓

Asset-Backed Securities		✓												✓

Loan Participations and Assignments		✓	✓											✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓	✓	✓	✓		✓	✓	✓		✓	✓		✓

Eurodollar and Yankee Dollar Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign Investment:

Foreign Equity Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign Government Fixed Income Securities	✓	✓	✓	✓	✓		✓		✓		✓			✓

Foreign Corporate Fixed Income Securities	✓	✓	✓	✓	✓		✓	✓	✓		✓	✓		✓

Emerging Market Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Brady Bonds	✓	✓	✓	✓	✓		✓	✓	✓		✓	✓		✓

Investment Funds	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Other Securities and Investment Strategies:

Loans of Portfolio Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

	Active International Allocation	Asian Equity	Emerging Markets	Global Advantage	Global Discovery	Global Franchise	Global Opportunity	Global Real Estate	International Advantage	International Equity	International Opportunity	International Real Estate	International Small Cap	Select Global Infrastructure
When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Borrowing for Investment Purposes

Temporary Borrowing	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Reverse Repurchase Agreements

Short Sales

Derivatives:

Forwards	✓	✓	✓	✓	✓	✓	✓		✓	✓	✓		✓	✓

Futures Contracts	✓	✓	✓	✓	✓		✓		✓	✓	✓		✓

Options	✓									✓			✓

Swaps	✓	✓	✓	✓	✓		✓		✓	✓	✓		✓

Contracts for Difference (CFDs)	✓	✓	✓	✓	✓		✓		✓	✓	✓		✓

Structured Investments		✓		✓	✓		✓		✓		✓

  *  See Money Market Instruments and Temporary Investments.

U.S. EQUITY PORTFOLIOS

	Advantage	Focus Growth	Growth	Opportunity	Small Company Growth	U.S. Real Estate
Equity Securities:

Common Stocks	✓	✓	✓	✓	✓	✓

Depositary Receipts	✓	✓	✓	✓	✓	✓

Preferred Stocks	✓	✓	✓	✓	✓	✓

Rights	✓	✓	✓	✓	✓	✓

Warrants	✓	✓	✓	✓	✓	✓

IPOs	✓	✓	✓	✓	✓	✓

Convertible Securities	✓	✓	✓	✓	✓	✓

Limited Partnerships	✓	✓	✓	✓	✓	✓

Investment Company Securities	✓	✓	✓	✓	✓	✓

Real Estate Investing	✓	✓	✓	✓	✓	✓

—REITs	✓	✓	✓	✓	✓	✓

—Foreign Real Estate Companies	✓			✓

—Specialized Ownership Vehicles	✓	✓	✓	✓	✓	✓

Fixed Income Securities:

Investment Grade Securities	✓	✓	✓	✓	✓	✓

High Yield Securities

U.S. Government Securities	✓	✓	✓	✓	✓	✓

Agencies	✓	✓	✓	✓	✓	✓

Corporates	✓	✓	✓	✓	✓	✓

Money Market Instruments	✓	✓	✓	✓	✓	✓

Cash Equivalents	✓	✓	✓	✓	✓	✓

Mortgage Related Securities	✓			✓

Repurchase Agreements	✓	✓	✓	✓	✓	✓

Municipals

Asset-Backed Securities

	Advantage	Focus Growth	Growth	Opportunity	Small Company Growth	U.S. Real Estate
Loan Participations and Assignments

Temporary Investments	✓	✓	✓	✓	✓	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓	✓	✓	✓	✓

Eurodollar and Yankee Dollar Obligations	✓			✓

Foreign Investment:

Foreign Equity Securities	✓	✓	✓	✓	✓	✓

Foreign Government Fixed Income Securities	✓			✓		✓

Foreign Corporate Fixed Income Securities	✓			✓		✓

Emerging Market Securities	✓	✓	✓	✓	✓

Foreign Currency Transactions	✓	✓	✓	✓	✓	✓

Brady Bonds	✓			✓

Investment Funds	✓	✓	✓	✓	✓	✓

Other Securities and Investment Strategies:

Loans of Portfolio Securities	✓	✓	✓	✓	✓	✓

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓	✓	✓

When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓	✓

Borrowing for Investment Purposes

Temporary Borrowing	✓	✓	✓	✓	✓	✓

Reverse Repurchase Agreements			✓

Short Sales

Derivatives:

Forwards		✓	✓	✓	✓

Futures Contracts		✓	✓	✓	✓

Options

Swaps		✓	✓	✓	✓

Structured Investments	✓	✓	✓	✓	✓

FIXED INCOME PORTFOLIO

Emerging Markets Debt
Equity Securities:

Common Stocks

Depositary Receipts	✓

Preferred Stocks	✓

Rights	✓

Warrants	✓

Convertible Securities	✓

Limited Partnerships

Investment Company Securities	✓

Real Estate Investing

—REITs

—Specialized Ownership Vehicles

Emerging Markets Debt
Fixed Income Securities:

Investment Grade Securities	✓

High Yield Securities	✓

U.S. Government Securities	✓

Agencies	✓

Corporates	✓

Money Market Instruments	✓

Cash Equivalents	✓

Mortgage Related Securities	✓

—MBSs	✓

—CMOs	✓

—SMBSs	✓

Repurchase Agreements	✓

Municipals	✓

Asset-Backed Securities	✓

Loan Participations and Assignments	✓

Temporary Investments	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment	✓

Floaters	✓

Inverse Floaters	✓

Eurodollar and Yankee Dollar Obligations	✓

Foreign Investment:

Foreign Equity Securities	✓

Foreign Government Fixed Income Securities	✓

Foreign Corporate Fixed Income Securities	✓

Emerging Market Securities	✓

Foreign Currency Transactions	✓

Brady Bonds	✓

Investment Funds	✓

Other Securities and Investment Strategies:

Loans of Portfolio Securities	✓

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓

When-Issued and Delayed Delivery Securities	✓

Borrowing for Investment Purposes	✓

Temporary Borrowing	✓

Reverse Repurchase Agreements	✓

Short Sales	✓

Derivatives:

Forwards	✓

Futures Contracts	✓

Options	✓

Swaps	✓

Structured Products	✓

EQUITY SECURITIES

Equity securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of equity securities generally in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's equity securities.

Common Stocks. Common stocks are equity securities representing an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

Depositary Receipts. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. ADRs also include American depositary shares. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, a Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Preferred Stocks. Preferred stocks are securities that evidence ownership in a corporation which pay a fixed or variable stream of dividends. Preferred stocks have a preference over common stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because preferred stocks pay a fixed or variable stream of dividends, they have many of the characteristics of a fixed income security and are, therefore, included in both the definition of equity security and fixed income security.

Rights. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's common stock at the time of a new issuance, usually at a price below the initial offering price of the common stock and before the common stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.

Warrants. Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant.

IPOs. The Portfolios may purchase equity securities issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those securities shortly after their acquisition. A Portfolio's purchase of securities issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Limited Partnerships. A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

Investment Company Securities. Investment company securities are securities of other open-end, closed-end and unregistered investment companies, including foreign investment companies, hedge funds and exchange-traded funds. A Portfolio may invest in investment company securities as may be permitted by (i) the Investment Company Act of 1940, as amended from time to time (the "1940 Act"); (ii) the rules and regulations promulgated by the United States Securities and Exchange Commission (the "SEC") under the 1940 Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Portfolio from provisions of the 1940 Act, as amended from time to time. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a portfolio's total assets in any one investment company, and no more than 10% in any combination of investment companies. A Portfolio may invest in investment company securities of investment companies managed by the Adviser or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the SEC. To the extent a Portfolio invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company's portfolio securities, and a shareholder in any such Portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly the expenses of the purchased investment company.

To the extent permitted by applicable law, each Portfolio may invest all or some of its short term cash investments in any money market fund advised or managed by the Adviser or its affiliates. In connection with any such investments, each Portfolio, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Portfolio bearing some additional expenses.

Exchange-Traded Funds ("ETFs"). The Portfolios may invest in shares of various ETFs, including exchange-traded index and bond funds. Exchange-traded index funds seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Real Estate Investing. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of a Portfolio's investments.

Real Estate Investment Trusts ("REITs") and foreign real estate companies. Certain Portfolios may invest in REITs and/or foreign real estate companies, which are similar to entities organized and operated as REITs in the

United States. REITs and foreign real estate companies pool investors' funds for investment primarily in real estate properties or real estate-related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or foreign real estate company's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and foreign real estate companies requires specialized management skills and a Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Specialized Ownership Vehicles. Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, foreign real estate companies, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, a shareholder in the Portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly the expenses of the specialized ownership vehicle.

FIXED INCOME SECURITIES

Fixed income securities generally represent an issuer's obligation to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. A typical fixed income security specifies a fixed date when the amount borrowed (principal) is due in full, known as the maturity date, and specifies dates when periodic interest (coupon) payments will be made over the life of the security.

Fixed income securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). Prices of fixed income securities fluctuate and, in particular, are subject to several key risks including, but not limited to, interest rate risk, credit risk, prepayment risk and spread risk.

Interest rate risk arises due to general changes in the level of market rates after the purchase of a fixed income security. Generally, the values of fixed income securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding fixed income securities generally rise and during periods of rising interest rates, the values of most fixed income securities generally decline. While fixed income securities with longer final maturities often have higher yields than those with shorter maturities, they usually possess greater price sensitivity to changes in interest rates and other factors. Traditionally, the remaining term to maturity has been used as a barometer of a fixed income security's sensitivity to interest rate changes. This measure, however, considers only the time until the final principal payment and takes no account of the pattern or amount of principal or interest payments prior to maturity. Duration combines consideration of yield, coupon, interest and principal payments, final maturity and call (prepayment) features. Duration measures the likely percentage change in a fixed income security's price for a small parallel shift in the general level of interest rates; it is also an estimate of the weighted average life of the remaining cash flows of a fixed income security. In almost all cases, the duration of a fixed income security is shorter than its term to maturity.

Credit risk, also known as default risk, represents the possibility that an issuer may be unable to meet scheduled interest and principal payment obligations. It is most often associated with corporate bonds, although it can be present in other fixed income securities as well (note that the market generally assumes that obligations of the U.S. Treasury are free from credit risk). Credit ratings and quantitative models attempt to measure the degree of credit risk in fixed income securities, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk. Other things being equal, fixed income securities with high degrees of credit risk should trade in the market at lower prices (and higher yields) than fixed income securities with low degrees of credit risk.

Prepayment risk, also known as call risk, arises due to the issuer's ability to prepay all or most of the fixed income security prior to the stated final maturity date. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. This risk is often associated with mortgage securities where the underlying mortgage loans can be refinanced, although it can also be present in corporate or other types of bonds with call provisions. When a prepayment occurs, a Portfolio may be forced to reinvest in lower yielding fixed income securities. Quantitative models are designed to help assess the degree of prepayment risk, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk.

Spread risk is the potential for the value of a Portfolio's assets to fall due to the widening of spreads. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference (or "spread") between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.

Economic, political and other events also may affect the prices of broad fixed income markets, although the risks associated with such events are transmitted to the market via changes in the prevailing levels of interest rates, credit risk, prepayment risk or spread risk.

Investment Grade Securities. Investment grade securities are fixed income securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Fitch Ratings ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income security. Moreover, market risk also will affect the prices of even the highest rated fixed income securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

High Yield Securities. High yield securities are generally considered to include fixed income securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's, or BB through D by S&P or Fitch) and unrated fixed income securities considered by the Adviser to be of equivalent quality. High yield securities are not considered investment grade and are commonly referred to as "junk bonds" or high yield, high risk securities. Investment grade securities that a Portfolio holds may be downgraded to below investment grade by the rating agencies. If a Portfolio holds a security that is downgraded, the Portfolio may choose to retain the security.

While high yield securities offer higher yields, they also normally carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High yield securities may be issued as a consequence of corporate restructuring or similar events. High yield securities are often issued by smaller, less creditworthy issuers, or by highly leveraged (indebted) issuers, that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to investment grade securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of high yield securities are more volatile and may react with greater sensitivity to market changes.

U.S. Government Securities. U.S. government securities refers to a variety of fixed income securities issued or guaranteed by the U.S. Government and various instrumentalities and agencies. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration ("FHA"). Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Agencies. Agencies refer to fixed income securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the U.S. Government. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is backed by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as Ginnie Mae, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, FHA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority ("TVA"). An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

Corporates. Corporates are fixed income securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of equity securities of the issuer as to both income and assets for the principal and interest due the holder.

Money Market Instruments. Money market instruments are high quality short-term fixed income securities. Money market instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and repurchase agreements relating to these obligations. Certain money market instruments may be denominated in a foreign currency.

Cash Equivalents. Cash equivalents are short-term fixed income securities comprising:

(1)  Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

Each Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Eurodollar and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in various foreign investing sections of this SAI.

A Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 principal amount per certificate (a temporary increase from $100,000, which is due to expire on December 31, 2013) and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which the Portfolio may purchase;

(2)  Each Portfolio may invest in commercial paper (see below) rated at time of purchase by one or more nationally recognized statistical rating organizations ("NRSROs") in one of their two highest categories (e.g., A-l or A-2 by S&P or Prime 1 or Prime 2 by Moody's) or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO (e.g., A or better by Moody's, S&P or Fitch);

(3)  Short-term corporate obligations rated high-grade at the time of purchase by an NRSRO (e.g., A or better by Moody's, S&P or Fitch);

(4)  U.S. government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5)  Government agency securities issued or guaranteed by U.S. government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, TVA and others; and

(6)  Repurchase agreements collateralized by the securities listed above.

Commercial Paper. Commercial paper refers to short-term fixed income securities with maturities ranging from 1 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial paper is issued either directly or through broker-dealers, and may be discounted or interest bearing. Commercial paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody's or S&P.

Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2 or A-3.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Mortgage Related Securities. Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities include collateralized mortgage obligations and mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

Mortgage-Backed Securities ("MBS"). Certain Portfolios may invest in mortgage pass-through securities. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates.

Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates. A Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the U.S. Government. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although the U.S. Treasury is not legally required to extend credit to the agency or instrumentality. Certain of the U.S. government securities purchased by a Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law.

To the extent a Portfolio invests in mortgage pass-through securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, a Portfolio may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of MBS and could result in losses to a Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

There are two methods of trading MBS. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA ("To Be Announced") transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBS are traded on a TBA basis.

Collateralized Mortgage Obligations ("CMOs"). Certain Portfolios may invest in collateralized mortgage obligations ("CMOs"), which are mortgage-backed securities that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.

CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as "tranches," with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.

The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, the collateral securing CMOs or any third party guarantees are insufficient to make payments, a Portfolio could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.

New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

CMOs may include real estate investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property.

A Portfolio may invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one tranche. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each tranche which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are a form of parallel pay CMO, with the required principal payment on such securities having the highest priority after interest has been paid to all classes. PAC Bonds generally require payments of a specified amount of principal on each payment date.

Stripped Mortgage-Backed Securities. Certain Portfolios may invest in stripped mortgage-backed securities ("SMBS"). A SMBS is a derivative multi-class mortgage security. SMBS usually are structured with two classes that receive different proportions of the interest and principal distribution on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield of POs could be materially adversely affected. The market values of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of government securities. To the extent a Portfolio invests in IOs and POs, this increases the risk of fluctuations in the net asset value of a Portfolio.

Credit Enhancement. Mortgage related securities are often backed by a pool of assets representing the obligations of a number of parties. To lessen the effect of failure by obligors on underlying assets to make payments, these securities may have various types of credit support. Credit support falls into two primary categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage related securities for which third party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could decline in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

Repurchase Agreements. Repurchase agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives securities that have a market value at least equal to the purchase price (including accrued interest) of the repurchase agreement, and this value is maintained during the term of the agreement. These securities are held by the Fund's custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the value of the repurchased securities declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures approved by the Directors that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolios will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss.

Pursuant to an order issued by the SEC, the Portfolios may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis with other investment companies advised by the Adviser. By entering into repurchase agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each Portfolio's participation in the income from jointly purchased repurchase agreements will be based on that Portfolio's percentage share in the total repurchase agreement.

Municipals. Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Portfolios will meet the quality criteria set out in the Prospectus for the Portfolios.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and S&P represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings, may have the same yield. It will be the responsibility of the Adviser to appraise independently the fundamental quality of the bonds held by the Portfolios.

Municipal bonds are sometimes purchased on a "when-issued" or "delayed-delivery" basis, which means the Portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolios to achieve their investment objectives. In that event, the Fund's Directors and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a Portfolio to achieve its investment objective. In that event, the Fund's Directors and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such investment objectives and policies.

The Portfolios eligible to purchase municipal bonds may also purchase bonds the income on which is subject to the alternative minimum tax ("AMT bonds"). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds

("direct pay" Build America Bonds) or (ii) provide tax credits to investors in the bonds ("tax credit" Build America Bonds). Unlike most other municipal securities, interest received on Build America Bonds is subject to federal and state income tax. Issuance of Build America Bonds ceased on December 31, 2010. The number of Build America Bonds available in the market is limited, which may negatively affect the value of the Build America Bonds.

Lease Obligations. Included within the revenue bonds category, as noted above, are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local governments, agencies or authorities issue lease obligations to acquire equipment and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

In addition, lease obligations represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations, and, as a result, certain of such lease obligations may be considered illiquid securities. To determine whether or not a Portfolio will consider such securities to be illiquid (and subject to each Portfolio's limitation on investing in illiquid securities), the Fund's Board of Directors has established guidelines to be utilized by the Portfolios in determining the liquidity of a lease obligation. The factors to be considered in making the determination include (i) the frequency of trades and quoted prices for the obligation; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Asset-Backed Securities. Certain Portfolios may invest in asset-backed securities. Asset-backed securities utilize the securitization techniques used to develop mortgage-backed securities. These techniques are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. A Portfolio may invest in any type of asset-backed security. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Loan Participations and Assignments. Loan participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio's investments in Loans may be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by the Adviser to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for Loan Participations and Assignments, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Loan Participations and Assignments also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio's securities and calculating its net asset value.

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

Temporary Investments. When the Adviser believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term fixed income securities for temporary defensive purposes. These temporary investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; money market instruments; and instruments issued by international development agencies.

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities. Zero coupon, pay-in-kind and deferred payment securities are all types of fixed income securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Portfolio will not receive cash periodic coupon payments on these securities, the Portfolio may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Portfolio may have to pay taxes on this phantom income, although it has not received any cash payment.

Zero Coupons. Zero coupons are fixed income securities that do not make regular interest payments. Instead, zero coupons are sold at a discount from their face value. The difference between a zero coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. Each Portfolio intends to pass along such interest as a component of the Portfolio's distributions of net investment income.

Zero coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor.

Pay-In-Kind Securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

Deferred Payment Securities. Deferred payment securities are securities that remain zero coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Floaters. Floaters are fixed income securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Eurodollar and Yankee Dollar Obligations. Eurodollar and Yankee dollar obligations are fixed income securities that include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Eurodollar obligations may include bonds issued and denominated in euros (the new currency implemented on January 1, 1999 by the countries participating in the EMU). Eurodollar obligations may be issued by government and corporate issuers in Europe. Yankee bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Eurodollar and Yankee dollar obligations are subject to the same risks as domestic issues, notably credit risk, market risk and liquidity risk. However, Eurodollar (and to a limited extent, Yankee dollar) obligations are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FOREIGN INVESTMENT

Investing in foreign securities involves certain special considerations which are not typically associated with investments in the securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently are higher than the costs of investing in the United States. Although the Adviser endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers may be denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments may levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Portfolios may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

The Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Foreign Equity Securities. Foreign equity securities are equity securities of a non-U.S. issuer.

Foreign Government Fixed Income Securities. Foreign government fixed income securities are fixed income securities issued by a government other than the U.S. government or government-related issuer in a country other than the United States.

Foreign Corporate Fixed Income Securities. Foreign corporate fixed income securities are fixed income securities issued by a private issuer in a country other than the United States.

Emerging Market Securities. An emerging market security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging markets or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country. Based on these criteria it is possible for a security to be considered issued by an issuer in more than one country. Therefore, it is possible for the securities of any issuer that has one or more of these characteristics in connection with any emerging market or developing country not to be considered an emerging market security if it has one or more of these characteristics in connection with a developed country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation or the Portfolio's benchmark index. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market or developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market or developing countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market or developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market or developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investment in emerging market or developing countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

The Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Foreign Currency Transactions. The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolios also may manage their foreign currency transactions by entering into forward foreign currency exchange contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives" below.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to use such derivative products when it determines that it is in the best interests of a Portfolio. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

Foreign Currency Warrants. Portfolios may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some foreign currency risk).

Brady Bonds. Brady Bonds are fixed income securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter ("OTC") secondary market. A Portfolio will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. Dollar-denominated, collateralized Brady Bonds may be fixed rate par bonds or floating rate discount bonds. Interest payments on Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments due on the Brady Bonds in the normal course.

Investment Funds. Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds that have been specifically authorized. A Portfolio may invest in these investment funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

OTHER SECURITIES AND INVESTMENT STRATEGIES

Loans of Portfolio Securities. Each Portfolio may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolios employ an agent to implement the securities lending program and the agent receives a fee from the Portfolios for its services. A Portfolio will not lend more than 33 1/3% of the value of its total assets.

Each Portfolio may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receives a reasonable return on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but the Portfolio will retain the right to call any security in anticipation of a vote that the Adviser deems material to the security on loan.

There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy and when, in the judgment of the Adviser, the income which can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Directors. Each Portfolio loaning securities also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

Non-Publicly Traded Securities, Private Placements and Restricted Securities. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded OTC, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a Portfolio may be required to bear the expenses of registration.

As a general matter, a Portfolio may not invest more than 15% of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") ("Rule 144A Securities"), and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

The Portfolios may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class ("private investments in public equity" or "PIPES"). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Portfolios cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

When-Issued and Delayed Delivery Securities. From time to time, the Portfolios may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. The Portfolios may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. Each Portfolio will also earmark or segregate cash or liquid assets or on the Portfolio's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

Borrowing for Investment Purposes. Borrowing for investment purposes creates leverage which is a speculative characteristic. Portfolios authorized to borrow will do so only when the Adviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. Each Portfolio that engages in borrowing expects that all of its borrowing will be made on a secured basis. The Portfolio will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

Temporary Borrowing. Each Portfolio is permitted to borrow from banks in an amount up to 10% of its total assets for extraordinary or emergency purposes, except that the Emerging Markets Debt Portfolio may borrow in accordance with fundamental investment limitation number (5) below. For example, the Portfolios may borrow for temporary defensive purposes or to meet shareholder redemptions when the Adviser believes that it would not be in the best interests of a Portfolio to liquidate portfolio holdings. Each Portfolio (other than the Emerging Markets Debt Portfolio) will not purchase additional securities while temporary borrowings exceed 5% of its total assets.

The Board of Directors of the Fund has approved procedures whereby the Portfolios together with other investment companies advised by the Adviser or its affiliates may enter into a joint line of credit arrangement with a bank. Each Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.

Reverse Repurchase Agreements. Under a reverse repurchase agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will earmark cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse repurchase agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the reverse repurchase agreement.

Short Sales. A short sale is a transaction in which a Portfolio sells securities that it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the Portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (i) the current market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. This amount will be adjusted daily to reflect changes in the value of the securities sold short. A Portfolio also can cover its obligations by owning another security (such as a call option) giving it the right to obtain the same kind and amount of the security it sold short. Short sales by the Portfolio involve certain risks and special considerations. If the Adviser incorrectly predicts that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

DERIVATIVES

Certain Portfolios may, but are not required to, use various derivatives and related investment strategies as described below. Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by a Portfolio is a function of numerous variables, including market conditions. A Portfolio complies with applicable regulatory requirements when using derivatives, including the segregation or earmarking of cash or liquid assets when mandated by the SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further a Portfolio's investment objective, no assurance can be given that the use of derivatives will achieve this result.

General Risks of Derivatives. Derivatives utilized by a Portfolio may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Certain derivative instruments which a Portfolio may use and the risks of those instruments are described in further detail below. A Portfolio may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with a Portfolio's investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by a Portfolio will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

•  Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Portfolio's interests. A Portfolio bears the risk that the Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for a Portfolio.

•  Derivatives may be subject to pricing risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•  Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to a Portfolio.

•  Using derivatives as a hedge against a portfolio investment subjects a Portfolio to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in a Portfolio incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for "cross hedging" purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

•  While using derivatives for hedging purposes can reduce a Portfolio's risk of loss, it may also limit a Portfolio's opportunity for gains or result in losses by offsetting or limiting a Portfolio's ability to participate in favorable price movements in portfolio investments.

•  Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that a Portfolio enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, a Portfolio will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

•  The use of certain derivatives transactions involves the risk of loss resulting from the insolvency or bankruptcy of the counterparty to the contract or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

•  Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a Portfolio may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

•  Certain derivatives transactions are not entered into or traded on exchanges or in markets regulated by the Commodities Futures Trading Commission ("CFTC") or the SEC. Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty that is approved by the Adviser in accordance with guidelines established by the Board. Where no such counterparty is available, a Portfolio will be unable to enter into a desired transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Portfolio may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result a Portfolio would bear greater risk of default by the counterparties to such transactions.

•  A Portfolio may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

•  As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•  Certain derivatives may be considered illiquid and therefore subject to a Portfolio's limitation on investments in illiquid securities.

•  Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on a Portfolio's ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

•  Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations. Currency exchange rates may be influenced by factors extrinsic to a country's economy. There is no systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for a Portfolio to respond to such events in a timely manner.

Regulatory Matters. As described herein, a Portfolio may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets equal in value to a Portfolio's potential economic exposure under the transaction. A Portfolio will cover such transactions as described herein or in such other manner as may be in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Earmarked or segregated cash or liquid assets and assets held in margin accounts are not otherwise available to a Portfolio for investment purposes. If a large portion of a Portfolio's assets are used to cover derivatives transactions or are otherwise earmarked or segregated, it could affect portfolio management or a Portfolio's ability to meet redemption requests or other current obligations. With respect to derivatives which are cash-settled (i.e., have no physical delivery requirement), a Portfolio is permitted to set aside liquid assets in an amount equal to a Portfolio's daily marked-to-market net obligations (i.e., a Portfolio's daily net liability) under the derivative, if any, rather than the derivative's full notional value or the market value of the instrument underlying the derivative, as applicable. By setting aside assets equal to only its net obligations under cash-settled derivatives, a Portfolio will have the ability to employ leverage to a greater extent than if a Portfolio were required to segregate assets equal to the full notional amount of the derivative or the market value of the underlying instrument, as applicable.

Each of the exchanges and other trading facilitates on which options are traded has established limitations on the maximum number of put or call options on a given underlying security that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on different exchanges or through one or more brokers. These position limits may restrict the number of listed options which a Portfolio may write. Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions or restrictions.

A Portfolio's use of derivatives may be limited by the requirements of the Code for qualification as a regulated investment company for U.S. federal income tax purposes.

The CFTC eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of a Portfolio, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which a Portfolio may engage in non-hedging transactions involving futures and options thereon except as set forth in a Portfolio's Prospectus or SAI. There is no overall limitation on the percentage of a Portfolio's net assets which may be subject to a hedge position.

Forwards. A foreign currency forward contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Settlement of a foreign currency forward contract for the purchase of most currencies typically must occur at a bank based in the issuing nation. Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to a Portfolio and poorer overall performance for a Portfolio than if it had not entered into forward contracts. Certain Portfolios may enter into forward contracts under various circumstances. The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency, which a Portfolio is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. The Adviser also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, a Portfolio may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Portfolio will not enter into forward contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of a Portfolio's portfolio securities.

When required by law, a Portfolio will cause its custodian bank to earmark cash, U.S. government securities or other appropriate liquid portfolio securities in an amount equal to the value of a Portfolio's total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities so earmarked declines, additional cash or securities will be earmarked on a daily basis so that the value of such securities will equal the amount of a Portfolio's commitments with respect to such contracts.

A Portfolio may be limited in its ability to enter into hedging transactions involving forward contracts by the Code requirements relating to qualification as a regulated investment company.

Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase a Portfolio's volatility and may involve a significant amount of risk relative to the investment of cash.

Futures Contracts. A futures contract is a standardized agreement to buy or sell a specific quantity of a commodity at a specific price at a specific future time (the "settlement date"). Futures contracts may be based on a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (forward contracts and currency futures). The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be "long" the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be "short" the contract. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad-based securities indexes). In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument's price on the last trading day of the contract and the reference instrument's price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are required to deposit "initial margin" with a futures commodities merchant when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, the party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The process is known as "marking-to-market." Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to a Portfolio.

In addition, a Portfolio may be required to earmark cash or liquid assets or maintain segregated cash or liquid assets in order to cover futures transactions. A Portfolio will earmark or segregate cash or liquid assets in an amount equal to the difference between the market value of a futures contract entered into by a Portfolio and the aggregate value of the initial and variation margin payments made by a Portfolio with respect to such contract or as otherwise permitted by SEC rules or SEC staff positions. See "Regulatory Matters" below.

Additional Risk of Futures Transactions. The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•  The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Portfolio.

•  Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, a Portfolio would be required to make daily cash payments to maintain its required margin. A Portfolio may be required to sell portfolio securities, or make or take delivery of the underlying securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. A Portfolio could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with a Portfolio, becomes insolvent or declares bankruptcy.

•  Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, a Portfolio could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit a Portfolio's potential losses.

•  Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

Options. An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the "option writer") the underlying security at a specified fixed price (the "exercise price") prior to a specified date (the "expiration date"). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option.

Exchange traded options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. OTC options are purchased from or sold to counterparties through direct bilateral agreement between the counterparties. Certain options, such as options on individual securities, are settled through physical delivery of the underlying security, whereas other options, such as index options, are settled in cash in an amount based on the value of the underlying instrument multiplied by a specified multiplier.

Writing Options. Certain Portfolios may write call and put options. As the writer of a call option, a Portfolio receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised a Portfolio is not required to deliver the underlying security but retains the premium received.

Certain Portfolios may only write call options that are "covered." A call option on a security is covered if (a) a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by a Portfolio in segregated or earmarked cash or liquid assets) upon conversion or exchange of other securities held by a Portfolio; or (b) a Portfolio has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by a Portfolio in segregated or earmarked cash or liquid assets.

Selling call options involves the risk that a Portfolio may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, a Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.

Certain Portfolios may write put options. As the writer of a put option, a Portfolio receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, a Portfolio is not required to receive the underlying security in exchange for the exercise price but retains the option premium.

A Portfolio may only write put options that are "covered." A put option on a security is covered if (a) a Portfolio earmarks or segregates cash or liquid assets equal to the exercise price; or (b) a Portfolio has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by a Portfolio in segregated or earmarked cash or liquid assets.

Selling put options involves the risk that a Portfolio may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While a Portfolio's potential gain in writing a covered put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, a Portfolio's risks of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.

A Portfolio may close out an options position which it has written through a closing purchase transaction. A Portfolio would execute a closing purchase transaction with respect to a call option written by purchasing a call option on the same underlying security and having the same exercise price and expiration date as the call option written by a Portfolio. A Portfolio would execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by a Portfolio. A closing purchase transaction may or may not result in a profit to a Portfolio. A Portfolio could close out its position as an option writer only if a liquid secondary market exists for options of that series and there is no assurance that such a market will exist with respect to any particular option.

The writer of an option generally has no control over the time when the option is exercised and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require a Portfolio to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, may limit the amount of appreciation a Portfolio can realize on an investment, or may cause a Portfolio to hold a security that it might otherwise sell.

Purchasing Options. Certain Portfolios may purchase call and put options. As the buyer of a call option, a Portfolio pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Portfolio could exercise the option and acquire the underlying security at a below market price, which could result in a gain to a Portfolio, minus the premium paid. As the buyer of a put option, a Portfolio pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Portfolio could exercise the option and sell the underlying security at an above market price, which could result in a gain to a Portfolio, minus the premium paid. A Portfolio may buy call and put options whether or not it holds the underlying securities.

As a buyer of a call or put option, a Portfolio may sell put or call options that it has purchased at any time prior to such option's expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security's dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to a Portfolio. A Portfolio's ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If a Portfolio does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or baskets of securities, and in a wider range of expiration dates and exercise prices than exchange traded options. However, unlike exchange traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, a Portfolio may be unable to enter into closing sale transactions with respect to OTC options.

Index Options. Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the value of the underlying index. The underlying index may be a broad-based index or a narrower market index. Unlike options on securities, all settlements are in cash. The settlement amount, which the writer of a index option must pay to the holder of the option upon exercise, is generally equal to the difference between the fixed exercise price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to a Portfolio on index options transactions will depend on price movements in the underlying securities market generally or in a particular segment of the market rather than price movements of individual securities. As with other options, a Portfolio may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Index options written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating or earmarking cash or liquid assets. A Portfolio may cover call options written on an index by owning securities whose price changes, in the opinion of the Adviser, are expected to correlate to those of the underlying index.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on United States and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. As with other options, a Portfolio may close out its position in foreign currency options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Foreign currency options written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating or earmarking cash or liquid assets.

Additional Risks of Options Transactions. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•  The exercise of options written or purchased by a Portfolio could cause a Portfolio to sell portfolio securities, thus increasing a Portfolio's portfolio turnover.

•  A Portfolio pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.

•  A Portfolio's options transactions may be limited by limitations on options positions established by the exchanges on which such options are traded.

•  The hours of trading for exchange listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.

•  Index options based upon a narrower index of securities may present greater risks than options based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a small number of securities.

•  A Portfolio is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by a Portfolio in connection with options transactions.

Options on Futures Contracts. Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, a Portfolio would also be subject to initial and variation margin requirements on the option position.

Options on futures contracts written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating or earmarking cash or liquid assets. A Portfolio may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out a Portfolio's futures position.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements currently are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.

Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments, U.S. dollar denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with a Portfolio's investment objectives and policies, a Portfolio is not limited to any particular form or variety of swap contract. A Portfolio may utilize swaps to increase or decrease its exposure to the underlying instrument, reference rate, foreign currency, market index or other asset. Certain Portfolios may also enter into related derivative instruments including caps, floors and collars.

A Portfolio may be required to cover swap transactions. Obligations under swap agreements entered into on a net basis are generally accrued daily and any accrued but unpaid amounts owed by a Portfolio to the swap counterparty will be covered by earmarking or segregating cash or liquid assets. If a Portfolio enters into a swap agreement on other than a net basis, a Portfolio will earmark or segregate cash or liquid assets with a value equal to the full amount of a Portfolio's accrued obligations under the agreement.

Interest Rate Swaps, Caps, Floors and Collars. Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involved the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make.

Certain Portfolios may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rate of values. Caps, floors and collars may be less liquid than other types of swaps. If a Portfolio sells caps, floors and collars, it will earmark or segregate cash or liquid assets with a value equal to the full amount, accrued daily, of a Portfolio's net obligations with respect to the caps, floors or collars.

Index Swaps. An index swap consists of an agreement between two parties in which a party exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.

Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.

Currency Swaps. A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

Credit Default Swaps. A credit default swap consists of an agreement between two parties in which the "buyer" agrees to pay to the "seller" a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par value (or other agreed-upon value) of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of the referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Portfolio may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, a Portfolio would pay to the counterparty the periodic stream of payments. If no default occurs, a Portfolio would receive no benefit from the contract. As the seller in a credit default swap, a Portfolio would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. A Portfolio will generally earmark or segregate cash or liquid assets to cover any potential obligation under a credit default swap sold by a Portfolio. The use of credit default swaps could result in losses to a Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

Swaptions. An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

General Risks of Swaps. The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

•  Swap agreements currently are not traded on exchanges and not subject to government regulation like exchange traded derivatives. As a result, parties to a swap agreement are not protected by such government regulations as participants in transactions in derivatives traded on organized exchanges.

•  In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

The swaps market is a relatively new market and currently is largely unregulated. It is possible that further developments in the swaps market, including potential governmental regulation, could adversely affect a Portfolio's ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

Contracts for Difference ("CFDs"). Certain Portfolios may invest in CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer's initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if a Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Portfolio's shares, may be reduced.

To the extent that there is an imperfect correlation between the return on a Portfolio's obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Portfolio's financial risk. A Portfolio will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Structured Investments. Certain Portfolios also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market, for which the amount of principal repayment and/or interest payments is based on the change in value of such underlying security, currency, commodity or market, including, among others, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices or other financial reference. Structured investments may come in various forms, including notes, warrants and options to purchase securities, and may be listed and traded on an exchange or otherwise traded in the OTC market.

The Portfolios will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to such security, currency, commodity or market is limited or inefficient from a tax, cost or regulatory standpoint. Investments in structured investments involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because the Portfolios are relying on the creditworthiness of such counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these investments.

A structured investment may be linked either positively or negatively to its underlying security, currency, commodity or market and a change in interest rate, principal amount or other factor, depending on the structured investment's design, may be a multiple of the factor's movement. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured investment.

Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. This type of securitization or restructuring usually involves the deposit or purchase of an underlying security by a U.S. or foreign entity, such as a corporation or trust of specified instruments, and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. Structured investments which are subordinated, for example, in payment priority often offer higher returns, but may result in increased risks compared to other investments.

Combined Transactions. Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. A Portfolio may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Adviser, it is in the best interest of the Portfolio to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

INVESTMENT LIMITATIONS

Fundamental Limitations

Each Portfolio has adopted the following restrictions, which are fundamental policies and may not be changed without the approval of the lesser of: (i) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio (except for the Global Franchise, International Real Estate and Small Company Growth Portfolios) will not:

  (1)  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

  (2)  purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

  (3)  make loans of money or property to any person, except (a) to the extent that securities or interests in which the Portfolio may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time;

  (4)  except with respect to the Emerging Markets Debt, Focus Growth, Global Discovery, Global Real Estate, Select Global Infrastructure and U.S. Real Estate Portfolios, invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

  (5)  borrow money, except the Portfolio may borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

  (6)  issue senior securities, except the Portfolio may issue senior securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

  (7)  underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

  (8)  acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the U.S. Real Estate Portfolio will invest more than 25% of its total assets in the U.S. real estate industry, as described in its Prospectus, that the Global Real Estate Portfolio will invest more than 25% of its total assets in the real estate industry, as described in its Prospectus, and that the Select Global Infrastructure Portfolio will invest more than 25% of its total assets in the utilities industry; and

  (9)  except with respect to the Global Real Estate Portfolio, write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Each of the Global Franchise, International Real Estate and Small Company Growth Portfolios will not:

  (1)  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

  (2)  purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

  (3)  lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

  (4)  except with respect to the Global Franchise Portfolio and the International Real Estate Portfolio, with respect to 75% of its total assets (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

  (5)  issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

  (6)  underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

  (7)  acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the International Real Estate Portfolio will invest more than 25% of its total assets in the European real estate industry, as described in its Prospectus; and

  (8)  write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Non-Fundamental Limitations

In addition, each Portfolio of the Fund has adopted the following non-fundamental investment limitations, which may be changed by the Board without shareholder approval. Each Portfolio will not:

  (1)  purchase on margin or sell short except (i) that the Emerging Markets Debt Portfolio may sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; (ii) that each Portfolio may enter into option transactions and futures contracts as described in its Prospectus; and (iii) as specified above in fundamental investment limitation number (1) above;

  (2)  except with respect to the Global Real Estate Portfolio, make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed; and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

  (3)  borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets (including, in each case, the amount borrowed less liabilities (other than borrowings)), or purchase securities while borrowings exceed 5% of its total assets, except that (i) the Emerging Markets Debt Portfolio may borrow in accordance with fundamental investment limitation number (5) above and (ii) the Emerging Markets Debt Portfolio may purchase securities while borrowings exceed 5% of its total assets, provided that the sole purpose of such borrowings is to honor redemption requests; and

  (4)  invest in other investment companies in reliance on Sections 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the 1940 Act.

Whether diversified or non-diversified, each Portfolio will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities). Prior to the close of each quarter (or within 30 days thereafter), the Portfolio's holdings may be less diversified and are not required to satisfy any diversification test.

The percentage limitations contained in these restrictions apply at the time of purchase of securities. A later change in percentage resulting from changes in the value of the Portfolio's assets or in total or net assets of the Portfolio will not be considered a violation of the restriction and the sale of securities will not be required. The foregoing does not apply to borrowings or investments in illiquid securities. Future portfolios of the Fund may adopt different limitations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund's Board of Directors and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund's and the Adviser's fiduciary duties to Fund shareholders. The Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any affiliated person of the Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

The Fund makes available on its public website the following portfolio holdings information:

•  complete portfolio holdings information monthly, at least 15 calendar days after the end of each month; and

•  top 10 (or top 15) holdings monthly, at least 15 calendar days after the end of each month.

The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q. The Fund's Form N-Qs are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Adviser, a Sub-Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Adviser and/or Sub-Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser or any affiliate of the Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund's portfolio securities, provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the Fund, or owes a duty of trust or confidence to the Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee ("PHRC") or the Fund's Board of Directors. In all such instances, however, the PHRC will be responsible for reporting to the Fund's Board of Directors, or designated committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers.

The Adviser, the Fund and/or certain Portfolios currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
RiskMetrics Group (proxy voting agent)(*)	Complete portfolio holdings	Daily basis	(2)
FT Interactive Data Pricing Service Provider(*)	Complete portfolio holdings	As needed	(2)
State Street Bank and Trust Company(*)	Complete portfolio holdings	As needed	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Monthly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Morningstar(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Standard & Poor's(*)	Complete portfolio holdings	Quarterly basis	Approximately 15 day lag
Investment Company Institute(**)	Top ten portfolio holdings	Quarterly basis	Approximately 15 days after quarter end
Consultants and Analysts
Arnerich Massena & Associates, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Bloomberg(**)	Complete portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Cambridge Associates(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Citigroup(*)	Complete portfolio holdings	Quarterly basis(5)	At least one day after quarter end
Credit Suisse First Boston(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively	Approximately 10-12 days after month/quarter end
CTC Consulting, Inc.(**)	Top ten and complete	Quarterly basis portfolio holdings	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively
Evaluation Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Fund Evaluation Group(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Jeffrey Slocum & Associates(*)	Complete portfolio holdings(4)	Quarterly basis(5)	Approximately 10-12 days after quarter end
Hammond Associates(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hartland & Co.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hewitt Ennis Knupp(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Mercer Investment Consulting(*)	Complete portfolio	As needed holdings	(2)
Merrill Lynch(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end

Name	Information Disclosed	Frequency(1)	Lag Time
Mobius(**)	Top ten portfolio holdings(3)	Monthly basis	At least 15 days after month end
Nelsons(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Prime, Buchholz & Associates, Inc.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
PSN(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Russell Investment Group/ Russell/Mellon Analytical Services, Inc.(**)	Top ten and complete portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, respectively
Stratford Advisory Group, Inc.(*)	Top ten portfolio holdings(6)	Quarterly basis(5)	Approximately 10-12 days after quarter end
Thomson Financial(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Watershed Investment Consultants, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Yanni Partners(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Providers
FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	One day

  (*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

  (**)  The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

  (1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

  (2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

  (3)  Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

  (4)  Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

  (5)  This information will also be provided upon request from time to time.

  (6)  Complete portfolio holdings will also be provided upon request from time to time.

In addition, persons who owe a duty of trust or confidence to the Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Fund's independent registered public accounting firm (as of the Fund's fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the independent directors (on an as needed basis) and (iv) members of the Board of Directors (on an as needed basis).

All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund's Board of Directors (or designated committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Adviser shall report quarterly to the Board of Directors (or a designated committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

In no instance may the Adviser, the Sub-Advisers or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

  (a)  The PHRC, which consists of members designated by the Long-Only Management Committee of Morgan Stanley Investment Management and its advisory affiliates ("MSIM") or its designee, is responsible for establishing MSIM's portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

  (b)  The PHRC periodically reviews and has the authority to amend as necessary MSIM's portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

  (c)  The PHRC meets at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser; Morgan Stanley Distribution, Inc., as distributor of the Fund (the "Distributor"); or any affiliated person of the Fund, the Adviser, or the Distributor, on the other.

  (d)  Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote.

  (e)  The PHRC, or its designee(s), documents in writing all of its decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) in accordance with the recordkeeping policy of MSIM. The PHRC, or its designee(s), will report their decisions to the Board of Directors at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

PURCHASE OF SHARES

You may purchase shares of each Portfolio on any day the New York Stock Exchange ("NYSE") is open. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares.

Shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund or its designee of a purchase order as described under "Methods of Purchase" and "Investment through Financial Intermediaries." Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value. The net asset value per share of each Portfolio is calculated on days that the NYSE is open for business. Net asset value per share is determined as of the close of trading of the NYSE (normally 4:00 p.m. Eastern Time) (for each Portfolio, the "Pricing Time").

Minimum Investment

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for Class L shares of the applicable Portfolios. The minimum initial investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans (with plan assets of at least $5 million for Class I and Class P shares) investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities (with at least $5 million of investable assets for Class I and Class P shares) investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; with respect to Class I and Class P shares only, clients who owned Portfolio shares as of December 31, 2007; and investors who acquired shares pursuant to the Reorganization with respect to the Global Opportunity Portfolio, International Opportunity Portfolio and Opportunity Portfolio.

The minimum initial investment is $25,000 for Class H shares of the applicable Portfolios.

Methods of Purchase for Class I, Class P and Class L Shares

You may purchase shares directly from the Fund by Federal Funds wire, by bank wire or by check; however, on days that the NYSE is open but the custodian bank is closed, you may only purchase shares by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with the Fund. Some Financial Intermediaries may charge an additional service or transaction fee (see also "Investment Through Financial Intermediaries"). If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

Federal Funds Wire. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and State Street Bank and Trust Company ("State Street") are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps.

  1.  Complete and sign an Account Registration Form and mail it to the address shown thereon.

  2.  Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA# 011000028
DDA# 00575373
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the regular close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the regular close of the FFWCC will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into agreements with the Fund pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares the following business day.

Bank Wire. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and the bank handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.

Check. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. — [Portfolio name]" to:

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

A purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the day of receipt.

Additional Investments. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. For additional purchases directly from the Fund, your account name, account number, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions 1 and 2 under "Federal Funds Wire" above.

Investment Through Financial Intermediaries

Certain Financial Intermediaries have made arrangements with the Fund so that an investor may purchase or redeem shares at the net asset value per share next determined after the Financial Intermediary receives the share order. In other instances, the Fund has also authorized such Financial Intermediaries to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf at the share price next determined after such designees receive the share order. Under these arrangements, the Fund will be deemed to have received a purchase or redemption order when the Financial Intermediary or, if applicable, a Financial Intermediary's authorized designee, receives the share order from an investor.

Conversion to a New Share Class

If the value of an account containing shares of a Portfolio falls below the investment minimum for the class of shares held by the account because of shareholder redemption(s) or the failure to meet one of the waiver criteria set forth in the "Purchase of Shares—Minimum Investment" section and, if the account value remains below such investment minimum, the shares in such account may, at the Adviser's discretion, convert to another class of shares offered by the Portfolio, if an account meets the minimum investment amount for such class, and will be subject to the shareholder services fee and other features applicable to such shares. Conversion to another class of shares will result in holding a share class with higher fees. The Fund will not convert to another class of shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder. Shareholders will be notified prior to any such conversion.

Involuntary Redemption of Shares

If the value of an account falls below the investment minimum for (i) Class L shares or (ii) Class P shares (where the applicable Portfolio does not offer Class H shares or Class L shares) because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth in the "Purchase of Shares—Minimum Investment" section and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

REDEMPTION OF SHARES

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as determined by the SEC as a result of which it is not practicable for a Portfolio to dispose of securities it owns, or fairly to determine the value of its assets; and (iii) for such other periods as the SEC may permit.

Class I, Class P and Class L shares of each Portfolio, if offered, may be redeemed at any time at the net asset value per share next determined after receipt by the Fund or its designee of a redemption order as described under "Methods of Redemption" and "Investment through Financial Intermediaries," which may be more or less than the purchase price of your shares. Shares of the Active International Allocation, Asian Equity, Emerging Markets, Emerging Markets Debt, International Advantage, International Equity, International Opportunity, International Real Estate, International Small Cap and Small Company Growth Portfolios redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the relevant Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first. See each Prospectus for additional information about redeeming shares of a Portfolio.

Methods of Redemption for Class I, Class P and Class L Shares

You may redeem shares directly from the Fund or through the Distributor by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.

By Mail. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., 430 West 7th Street, Kansas City, MO 64105.

"Good order" means that the request to redeem shares must include the following:

  1.  A letter of instruction, if required, or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

  2.  Share certificates, if issued;

  3.  Any required signature guarantees; and

  4.  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult a Fund representative.

By Telephone. You can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transactions requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

Redemption Through Financial Intermediaries

Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests. These redemptions may be processed in the same way as purchases made through Financial Intermediaries, as described above.

Further Redemption Information

To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (i) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (ii) share transfer requests. An "eligible guarantor institution" may include a bank, a trust company, a credit union or savings and loan association, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors. The signature guarantees must appear either: (i) on the written request for redemption; (ii) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (iii) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

ACCOUNT POLICIES AND FEATURES

Transfer of Shares

Shareholders may transfer Portfolio shares to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. It may not be possible to transfer shares purchased through a Financial Intermediary. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares."

As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of a Portfolio's shares and may result in involuntary conversion or redemption of such shares. Under certain circumstances, the person who receives the transfer may be required to complete a new Account Registration Form.

Valuation of Shares

The net asset value per share of a class of shares of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less all liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of a Portfolio and may differ due to class specific expenses paid by each class. Net asset value per share of the Portfolios is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities are generally valued at their market value.

In the calculation of a Portfolio's net asset value: (1) an equity portfolio security listed or traded on the NYSE or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the NASDAQ Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; and (3) all other portfolio securities for which OTC market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. For equity securities traded on foreign exchanges, the closing price or the latest bid price may be used if there were no sales on a particular day. When market quotations are not readily available, including circumstances under which it is determined by the Adviser or Sub-Advisers that the sale price, the bid price or the mean between the last reported bid and asked price are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Board determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value as determined by the Board.

Certain of a Portfolio's securities may be valued by an outside pricing service approved by the Board. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest price published by the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Portfolio's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

Although the legal rights of Class I, Class P, Class H and Class L shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class P, Class H and Class L shares will generally be lower than the net asset value of Class I shares as a result of the shareholder services fees charged to Class P and Class H shares and the distribution and shareholder services fees charged to Class L shares and certain other class-specific expenses of Class H and Class L shares.

MANAGEMENT OF THE FUND

Directors and Officers

The Board of the Fund consists of 10 Directors. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP (the "Institutional Funds") and Morgan Stanley Investment Advisors Inc. ("MSIA") (the "Retail Funds"). Nine Directors have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These Directors are the "non-interested" or "Independent" Directors of the Fund. The other Director (the "Interested Director") is affiliated with the Adviser.

Board Structure and Oversight Function

The Board's leadership structure features an Independent Director serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Fund between meetings.

The Board of Directors operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Directors, the Fund and Fund stockholders, and to facilitate compliance with legal and regulatory requirements and oversight of the Fund's activities and associated risks. The Board of Directors has established four standing committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, and (4) Investment Committee. The Audit Committee and the Governance Committee are comprised exclusively of Independent Directors. Each committee charter governs the scope of the committee's responsibilities with respect to the oversight of the Fund. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption "Independent Directors and the Committees."

The Portfolios are subject to a number of risks, including investment, compliance, operational and valuation risk, among others. The Board of Directors oversees these risks as part of its broader oversight of the Fund's affairs through various Board and committee activities. The Board has adopted, and periodically reviews, policies and procedures designed to address various risks to the Portfolios. In addition, appropriate personnel, including but not limited to the Fund's Chief Compliance Officer, members of the Fund's administration and accounting teams, representatives from the Fund's independent registered public accounting firm, the Fund's Treasurer, portfolio management personnel and independent valuation and brokerage evaluation service providers, make regular reports regarding the Fund's activities and related risks to the Board of Directors and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly derivatives activity and risk reports and discussions with members of the risk teams relating to each asset class. The Board's committee structure allows separate committees to focus on different aspects of risk and the potential impact of these risks on some or all of the funds in the complex and then report back to the full Board. In between regular meetings, Fund officers also communicate with the Directors regarding material exceptions and items germane to the Board's risk oversight function. The Board recognizes that it is not possible to identify all of the risks that may affect a Portfolio, and that it is not possible to develop processes and controls to eliminate all of the risks that may affect the Portfolios. Moreover, the Board recognizes that it may be necessary for the Portfolios to bear certain risks (such as investment risk) to achieve their investment objectives.

As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to the Fund and engages in discussions with appropriate parties relating to the Fund's operations and related risks.

Independent Directors

The Fund seeks as Directors individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Director was and continues to be qualified to serve as Director, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Director, including those enumerated in the table below, the Board has determined that each of the Directors is qualified to serve as a Director of the Fund. In addition, the Board believes that, collectively, the Directors have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing the Fund and protecting the interests of shareholders. Information about the Fund's Governance Committee and Board of Directors nomination process is provided below under the caption "Independent Directors and the Committees."

The Independent Directors of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Director (as of December 31, 2010) and other directorships, if any, held by the Directors, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser (including, but not limited to, MSIA).

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director**
Frank L. Bowman (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy after serving 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	102	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League.

  *  This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

  **  This includes any directorships at public companies and registered investment companies held by the Director at any time during the past five years.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director**
Michael Bozic (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	104	Director of various business organizations.

Kathleen A. Dennis (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	102	Director of various non-profit organizations.

Dr. Manuel H. Johnson (62) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	104	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

  *  This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

  **  This includes any directorships at public companies and registered investment companies held by the Director at any time during the past five years.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director**
Joseph J. Kearns (68) c/o Kearns & Associates LLC PMB754 22631 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003 and since August 1994 for certain predecessor funds); CFO of the J. Paul Getty Trust.	105	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Michael F. Klein (52) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	102	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (74) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Director	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	104	None.

  *  This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

  **  This includes any directorships at public companies and registered investment companies held by the Director at any time during the past five years.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director**
W. Allen Reed (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	102	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (78) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	105	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

The Director who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Director (as of December 31, 2010) and the other directorships, if any, held by the Interested Director, are shown below.

Interested Director:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director	Other Directorships Held by Interested Director**
James F. Higgins (63) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	103	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

  **  This includes any directorships at public companies and registered investment companies held by the Director at any time during the past five years.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served**	Principal Occupation(s) During Past 5 Years
Sara Furber (36) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer-Equity and Fixed Income Funds	Since September 2010	President and Principal Executive Officer (since September 2010) of the Equity and Fixed Income Funds in the Fund Complex; Managing Director and Director of the Adviser and various entities affiliated with the Adviser (since July 2010). Formerly, Chief Operating Officer for Global Corporate and Investment Banking at Bank of America Merrill Lynch (January 2009 to April 2010); Head of Merrill Lynch & Co. Investor Relations (July 2007 to December 2008) with senior roles in Strategy and Business Development as well as within Merrill Lynch's Global Credit & Commitments organization prior to July 2007.

Mary Anne Picciotto (38) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Executive Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of the Adviser and MSIA (since April 2007).

Stefanie V. Chang Yu (44) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of the Adviser and various entities affiliated with the Adviser.

Francis J. Smith (45) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and the Institutional Funds (since March 2010).

Mary E. Mullin (44) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

  **  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

For each Director, the dollar range of equity securities beneficially owned by the Director in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser, MSIA and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2010 is set forth in the table below.

Name of Director	Dollar Range of Equity Securities in the Fund (As of December 31, 2010)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies (As of December 31, 2010)
Independent:
Frank L. Bowman(1)	(2)	over $100,000
Michael Bozic	None	over $100,000
Kathleen A. Dennis	(3)	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	(4)	over $100,000
Michael F. Klein	(5)	over $100,000
Michael E. Nugent	(6)	over $100,000

Name of Director	Dollar Range of Equity Securities in the Fund (As of December 31, 2010)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies (As of December 31, 2010)
W. Allen Reed(1)	(7)	over $100,000
Fergus Reid(1)	(8)	over $100,000
Interested:
James F. Higgins	None	$1-$10,000

  1  Includes the total amount of compensation deferred by the Director at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan.

  2  Focus Growth Portfolio ($10,001-$50,000); Growth Portfolio ($10,001-$50,000) and Small Company Growth Portfolio ($10,001-$50,000).

  3  Small Company Growth Portfolio ($50,001-$100,000).

  4  Emerging Markets Portfolio ($50,001-$100,000) and U.S. Real Estate Portfolio ($50,001-$100,000).

  5  Emerging Markets Portfolio ($50,001-$100,000); Emerging Markets Debt Portfolio ($10,001-$50,000); Global Real Estate Portfolio ($10,001-$50,000); International Equity Portfolio ($50,001-$100,000) and Small Company Growth Portfolio ($50,001-$100,000).

  6  Global Franchise Portfolio ($50,001-$100,000).

  7  Emerging Markets Portfolio ($50,001-$100,000); Growth Portfolio ($50,001-$100,000); International Equity Portfolio ($10,001-$50,000); Small Company Growth Portfolio ($50,001-$100,000) and U.S. Real Estate Portfolio ($10,001-$50,000).

  8  Active International Allocation Portfolio (over $100,000); Growth Portfolio (over $100,000); International Equity Portfolio (over $100,000); U.S. Real Estate Portfolio (over $100,000).

As to each Independent Director and his or her immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

As of December 31, 2010, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.

Independent Directors and the Committees

Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Board has four committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee and (4) Investment Committee. Three of the Independent Directors serve as members of the Audit Committee, three Independent Directors serve as members of the Governance Committee, four Directors, including three Independent Directors, serve as members of the Compliance and Insurance Committee and all of the Directors serve as members of the Investment Committee.

The Independent Directors are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Director vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Directors has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public account firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and reviewing the valuation process. The Fund has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee of the Fund are Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Fund's Audit Committee is an "interested person," as defined under the 1940 Act, of the Fund (with such disinterested Directors being "Independent Directors" or individually, "Independent Director"). Each Independent Director is also "independent" from the Fund under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

The Board of Directors of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Directors on the Fund's Board and on committees of the Board and recommends such qualified individuals for nomination by the Fund's Independent Directors as candidates for election as Independent Directors, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Directors and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis, Michael F. Klein and Fergus Reid, each of whom is an Independent Director. The Chairperson of the Governance Committee is Fergus Reid.

The Fund does not have a separate nominating committee. While the Fund's Governance Committee recommends qualified candidates for nominations as Independent Directors, the Board of Directors of the Fund believes that the task of nominating prospective Independent Directors is important enough to require the participation of all current Independent Directors, rather than a separate committee consisting of only certain Independent Directors. Accordingly, each Independent Director (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Directors for the Fund. Persons recommended by the Fund's Governance Committee as candidates for nomination as Independent Directors shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Directors of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Directors as described below under the caption "Shareholder Communications."

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Fund and the Board. The Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Directors. The Chairperson of the Compliance and Insurance Committee is Michael Bozic. The Compliance and Insurance Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund's Investment Advisory, Sub-Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds' primary areas of investment, namely equities, fixed income and alternatives. The Sub-Committees and their members are as follows:

  (1)  Equity—W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

  (2)  Fixed Income—Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

  (3)  Money Market and Alternatives—Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

During the Fund's fiscal year ended December 31, 2010, the Board of Directors held the following meetings:

Board of Directors	9
Committee/Sub-Committee:	Number of meetings:
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Insurance Sub-Committee	1
Investment Committee	5
Equity Sub-Committee	5
Fixed Income Sub-Committee	5
Money Market and Alternatives Sub-Committee	6

Experience, Qualifications and Attributes. The Board has concluded, based on each Director's experience, qualifications and attributes that each Board member should serve as a Director. Following is a brief summary of the information that led to and/or supports this conclusion.

Mr. Bowman has experience in a variety of business and financial matters through his prior service as a Director or Trustee for various other funds in the Fund Complex, where he serves as Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee, and as a Director of BP p.l.c. and Naval and Nuclear Technologies LLP. Mr. Bowman also serves as a Director for the Armed Services YMCA of the USA and the Naval Submarine League. Mr. Bowman retired as an Admiral in the U.S. Navy after serving 38 years on active duty including eight years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the Department of Energy (1996-2004). Additionally, Mr. Bowman served as the U.S. Navy's Chief of Naval Personnel where he was responsible for the planning and programming of all manpower, personnel, training and education resources for the U.S. Navy. In addition, Mr. Bowman served as President and Chief Executive Officer of the Nuclear Energy Institute. Mr. Bowman has received such distinctions as a knighthood as Honorary Knight Commander of the Most Excellent Order of the British Empire and the Officer de l'Orde National du Mérite from the French Government, and was elected to the National Academy of Engineering (2009). He is President of the consulting firm Strategic Decisions, LLC.

With over 20 years of experience on the boards and in senior management of such companies as Kmart Corporation, Levitz Furniture Corporation, Hills Department Stores and Sears Merchandise Group of Sears, Roebuck & Co., where he also served as Chief Financial Officer of the Merchandise Group, and with over 15 years of experience as a Director or Trustee of the certain other funds in the Fund Complex, Mr. Bozic has experience with a variety of financial, management, regulatory and operational issues as well as experience with marketing and distribution. Mr. Bozic has served as the Chairperson of the Compliance and Insurance Committee since 2006.

Ms. Dennis has over 25 years of business experience in the financial services industry and related fields including serving as a Director or Trustee of various other funds in the Fund Complex, where she serves as Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee. Ms. Dennis possesses a strong understanding of the regulatory framework under which investment companies must operate based on her years of service to this Board and her position as Senior Managing Director of Victory Capital Management.

In addition to his tenure as a Director or Trustee of various other funds in the Fund Complex, where he formerly served as Chairperson of the Audit Committee, Dr. Johnson has also served as an officer or a board member of numerous companies for nearly 20 years. These positions included Co-Chairman and a founder of the Group of Seven Council, Director of NVR, Inc., Director of Evergreen Energy and Director of Greenwich Capital Holdings. He also has served as Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury. In addition, Dr. Johnson also served as Chairman of the Financial Accounting Foundation, which oversees the Financial Accounting Standards Board, for seven years.

Mr. Kearns gained extensive experience regarding accounting through his experience on the Audit Committees of the boards of other funds in the Funds Complex, including serving as either Chairperson or Deputy Chairperson of the Audit Committee for fourteen years, and through his position as Chief Financial Officer of the J. Paul Getty Trust. He also has experience in financial, accounting, investment and regulatory matters through his position as President and founder of Kearns & Associates LLC, a financial consulting company. Mr. Kearns also serves as a director of Electro Rent Corporation and The Ford Family Foundation. The Board has determined that Mr. Kearns is an "audit committee financial expert" as defined by the SEC.

Through his prior positions as Managing Director of Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and as President of Morgan Stanley Institutional Funds, Mr. Klein has experience in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. Mr. Klein also has extensive experience in the investment management industry based on his current positions as Managing Director of Aetos Capital, LLC and as Director of certain investment funds managed or sponsored by Aetos Capital, LLC. In addition, he also has experience as a member of the board of other funds in the Fund Complex.

Mr. Nugent has extensive experience with financial, accounting, investment and regulatory matters through his almost 20 years of service on the boards of various funds in the Fund Complex, including time as the Chairperson of the Insurance Committee and Chairman of the Morgan Stanley Funds. Mr. Nugent also has experience as a General Partner in Triumph Capital, L.P.

Mr. Reed has experience on investment company boards and is experienced with financial, accounting, investment and regulatory matters through his service as a director of iShares Inc. and other funds in the Fund Complex. Mr. Reed also gained substantial experience in the financial services industry through his position as Director of Legg Mason, Inc. and prior position as President and CEO of General Motors Asset Management.

Mr. Reid has served on a number of mutual fund boards, including as a trustee and director of certain investment companies in the JPMorgan Funds complex and as a Director or Trustee of other funds in the Fund Complex. Therefore, Mr. Reid is experienced with financial, accounting, investment and regulatory matters, enabling him to provide management input and investment guidance to the Board.

Mr. Higgins has over 30 years of experience in the financial services industry. Mr. Higgins has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters due to his experience on the boards of other funds in the Fund Complex. Mr. Higgins also serves on the boards of other companies in the financial services industry, including AXA Financial, Inc. and The Equitable Life Assurance Society of the United States.

The Directors' principal occupations during the past five years or more are shown in the above tables.

Advantages of Having the Same Individuals as Directors for the Retail Funds and Institutional Funds

The Independent Directors and the Fund's management believe that having the same Independent Directors for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Directors of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Directors of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Retail Funds and Institutional Funds.

Shareholder Communications

Shareholders may send communications to the Fund's Board of Directors. Shareholders should send communications intended for the Fund's Board by addressing the communications directly to that Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each Director previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

Compensation

Each Director (except for the Chairperson of the Boards) receives an annual retainer fee of $210,000 for serving the Retail Funds and the Institutional Funds. Prior to January 1, 2011, each Director (except for the Chairperson of the Board) received an annual retainer fee of $200,000 for serving the Retail Funds and the Institutional Funds.

The Chairperson of the Audit Committee receives an additional annual retainer fee of $78,750 ($75,000 prior to January 1, 2011) and the Investment Committee Chairperson receives an additional annual retainer fee of $63,000 ($60,000 prior to January 1, 2011). Other Committee Chairpersons receive an additional annual retainer fee of $31,500 ($30,000 prior to January 1, 2011) and the Sub-Committee Chairpersons receive an additional annual retainer fee of $15,750 ($15,000 prior to January 1, 2011). The aggregate compensation paid to each Director is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $420,000 ($420,000 prior to January 1, 2011) for his services as Chairperson of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors of the Fund who are employed by the Adviser receive no compensation or expense reimbursement from the Fund for their services as a Director.

Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the "DC Plan"), which allows each Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Director's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Director and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Fund maintained a similar Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Director to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Directors throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation payable to each of the Fund's Directors from the Fund for the fiscal year ended December 31, 2010 and the aggregate compensation payable to each of the Fund's Directors by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2010.

	Compensation(1)
Name of Independent Director:	Aggregate Compensation From the Fund(2)	Total Compensation from Fund and Fund Complex Paid to Directors(3)
Frank L. Bowman	$28,222	$215,000
Michael Bozic	29,780	230,000
Kathleen A. Dennis	28,222	215,000
Manuel H. Johnson	33,673	260,000
Joseph J. Kearns	35,628	290,000
Michael F. Klein	28,222	215,000
Michael E. Nugent	51,827	400,000
W. Allen Reed(2)	28,243	215,000
Fergus Reid	29,780	245,000
Name of Interested Director:
James F. Higgins	25,887	200,000

  (1)  Includes all amounts paid for serving as director/trustee of the funds, as well as serving as Chairperson of the Boards or a Chairperson of a Committee or Sub-Committee.

  (2)  The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund's fiscal year. The following Director deferred compensation from the Fund during the fiscal year ended December 31, 2010: Mr. Kearns, $13,184 and Mr. Reed, $28,243.

  (3)  The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2010 before deferral by the Directors under the DC Plan. As of December 31, 2010, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Kearns, Reed and Reid pursuant to the deferred compensation plan was $438,616, $478,362 and $594,829, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds") had adopted a retirement program under which an Independent Director who retired after serving for at least five years as an Independent Director of any such fund (an "Eligible Director") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Director was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Director's retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund's Independent Directors by the Adopting Funds for the calendar year ended December 31, 2010, and the estimated retirement benefits for the Independent Directors from the Adopting Funds for each calendar year following retirement. Only the Directors noted below participated in the retirement program.

Name of Independent Director:	Retirement benefits accrued as fund expenses by all adopting funds	Estimated annual benefits upon retirement(1) from all adopting funds
Michael Bozic	$42,107	$43,940
Manuel H. Johnson	$30,210	$64,338
Michael E. Nugent	$6,805	$57,539

  (1)  Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Director's life.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved a Code of Ethics adopted by the Adviser, each Sub-Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes are designed to detect and prevent improper personal trading. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a pre-clearance requirement with respect to personal securities transactions.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The principal offices of Morgan Stanley are located at 1585 Broadway, New York, NY 10036, and the principal offices of the Adviser are located at 522 Fifth Avenue, New York, New York 10036. As of March 31, 2011, the Adviser, together with its affiliated asset management companies, had approximately $275.8 billion in assets under management or supervision.

The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive from each class of shares of each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. The Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from annual operating expenses investment related expenses. The fee waivers and/or expense reimbursements for a Portfolio are expected to continue for one year or until such time that the Fund's Board of Directors acts to discontinue such fee waivers and/or expense reimbursements when it deems such action is appropriate.

The following table shows for each Portfolio (i) the advisory fee paid; and (ii) the advisory fee waived and/or rebated from affiliated transactions for each of the past three fiscal years ended December 31, 2008, 2009 and 2010.

	Advisory Fees Paid (After Fee Waivers and/or Rebate from Affiliated Transactions)						Advisory Fees Waived						Rebate from Affiliated Transactions
Portfolio	Year End December 31, 2010 (000)		Year End December 31, 2009 (000)		Year End December 31, 2008 (000)		Year End December 31, 2010 (000)		Year End December 31, 2009 (000)		Year End December 31, 2008 (000)		Year End December 31, 2010 (000)		Year End December 31, 2009 (000)		Year End December 31, 2008 (000)
Active International Allocation		$2,504		$3,010		$5,271		$567		$280		$202		$53		$32		$83
Advantage		$0	$	*	$	*		$15	$	*	$	*		$1	$	*	$	*
Asian Equity	$	@	$	*	$	*	$	@	$	*	$	*		$0	$	*	$	*
Emerging Markets		$24,777		$20,299		$28,428		$0		$0		$0		$293		$221		$54
Emerging Markets Debt		$144		$80		$0		$207		$170		$278		$3		$3		$3
Focus Growth		$0		$0		$26		$56		$37		$37	$	@		$1	$	@
Global Advantage		$0	$	*	$	*		$0	$	*	$	*		$0	$	*	$	*
Global Discovery		$0	$	*	$	*		$0	$	*	$	*		$0	$	*	$	*
Global Franchise		$653		$722		$812		$74		$11		$15		$4		$4		$5
Global Opportunity		$0	$	*	$	*		$81	$	*	$	*		$1	$	*	$	*
Global Real Estate		$7,189		$4,967		$6,207		$0		$0		$4		$30		$22		$27
Growth		$3,760		$3,299		$5,760		$0		$0		$0		$23		$28		$21
International Advantage		$0	$	*	$	*		$0	$	*	$	*		$0	$	*	$	*
International Equity		$32,158		$27,917		$37,549		$1,307		$336		$0		$116		$209		$187
International Opportunity		$0	$	*	$	*		$39	$	*	$	*	$	@	$	*	$	*
International Real Estate		$3,356		$3,314		$7,422		$0		$0		$0		$10		$13		$24
International Small Cap		$3,654		$3,291		$5,120		$100		$0		$0		$7		$8		$11
Opportunity		$707	$	*	$	*		$0	$	*	$	*		$7	$	*	$	*
Select Global Infrastructure		$0	$	*	$	*		$25	$	*	$	*	$	@	$	*	$	*
Small Company Growth		$12,628		$10,678		$12,703		$1,076		$134		$0		$27		$34		$20
U.S. Real Estate		$7,182		$4,279		$7,210		$0		$0		$0		$39		$20		$37

  *  Not operational for the period.

  @  Amount is less than $500.

The following table shows the contractual advisory fee and the maximum expense ratios for each Portfolio.

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class P	Expense Cap Class H	Expense Cap Class L
Active International Allocation Portfolio	0.65% of the portion of the daily net assets not exceeding $1 billion; 0.60% of the portion of the daily net assets exceeding $1 billion.	0.80%	1.05%	N/A	N/A

Advantage Portfolio	0.75% of the portion of the daily net assets not exceeding $750 million; 0.70% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.65% of the portion of the daily net assets exceeding $1.5 billion.	1.05%	1.30%	1.30%	1.09%

Asian Equity Portfolio	0.95% of the portion of the daily net assets not exceeding $1 billion; and 0.90% of the daily net assets exceeding $1 billion.	1.45%	1.70%	1.70%	2.20%

Emerging Markets Portfolio	1.25% of the portion of the daily net assets not exceeding $500 million; 1.20% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 1.15% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; 1.00% of the daily net assets exceeding $2.5 billion.	1.65%	1.90%	N/A	N/A

Emerging Markets Debt Portfolio	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.65% of the portion of the daily net assets exceeding $1 billion.	0.85%	1.10%	1.10%	1.60%

Focus Growth Portfolio	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.35% of the portion of the daily net assets exceeding $3 billion.	1.00%	1.25%	N/A	N/A

Global Advantage Portfolio	0.90% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the daily net assets exceeding $1 billion.	1.30%	1.55%	1.55%	2.05%

Global Discovery Portfolio	0.90% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the daily net assets exceeding $1 billion.	1.35%	1.60%	1.60%	2.10%

Global Franchise Portfolio	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.70% of the portion of the daily net assets exceeding $1 billion.	1.00%	1.25%	N/A	N/A

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class P	Expense Cap Class H	Expense Cap Class L
Global Opportunity Portfolio	0.90% of the portion of the daily net assets not exceeding $750 million; 0.85% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.80% of the portion of the daily net assets exceeding $1.5 billion.	1.25%	1.50%	1.50%	1.55%

Global Real Estate Portfolio	0.85% of daily net assets.	1.05%	1.30%	1.30%	1.80%

Growth Portfolio	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.35% of the portion of the daily net assets exceeding $3 billion.	0.80%	1.05%	N/A	N/A

International Advantage Portfolio	0.90% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the daily net assets exceeding $1 billion.	1.25%	1.50%	1.50%	2.00%

International Equity Portfolio	0.80% of the portion of the daily net assets not exceeding $10 billion; 0.75% of the portion of the daily net assets exceeding $10 billion.	0.95%	1.20%	N/A	N/A

International Opportunity Portfolio	0.90% of the portion of the daily net assets not exceeding $1 billion; 0.85% of the portion of the daily net assets exceeding $1 billion.	1.15%	1.40%	1.40%	1.90%

International Real Estate Portfolio	0.80% of daily net assets.	1.00%	1.25%	N/A	N/A

International Small Cap Portfolio	0.95% of the portion of the daily net assets not exceeding $1.5 billion; 0.90% of the portion of the daily net assets exceeding $1.5 billion.	1.15%	1.40%	N/A	N/A

Opportunity Portfolio	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the portion of the daily net assets exceeding $3 billion.	0.88%	1.13%	1.13%	1.63%

Select Global Infrastructure Portfolio	0.85% of daily net assets.	1.15%	1.40%	1.40%	1.90%

Small Company Growth Portfolio	0.92% of the portion of the daily net assets not exceeding $1 billion; 0.85% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.80% of the portion of the daily net assets exceeding $1.5 billion.	1.05%	1.30%	N/A	N/A

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class P	Expense Cap Class H	Expense Cap Class L
U.S. Real Estate Portfolio	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.70% of the portion of the daily net assets exceeding $1 billion.	1.00%	1.25%	N/A	N/A

Investment Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England (with respect to the Emerging Markets, Global Franchise, Global Real Estate, International Equity, International Real Estate, International Small Cap and Select Global Infrastructure Portfolios) and Morgan Staley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to the Asian Equity, Emerging Markets, Global Franchise, Global Real Estate, International Equity, International Real Estate and Select Global Infrastructure Portfolios). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the relevant Portfolios with investment advisory services subject to the overall supervision of the Adviser and the Fund's officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Portfolios.

Proxy Voting Policy and Proxy Voting Record

The Board of Directors believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Directors have delegated the responsibility to vote such proxies to MSIM.

A copy of MSIM's Proxy Voting Policy ("Proxy Policy") is attached hereto as Appendix B. In addition, a copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Fund's proxy voting record is also available without charge on the SEC's web site at http://www.sec.gov.

Principal Underwriter

Morgan Stanley Distribution, Inc., with principal offices at 100 Front Street, Suite 400, West Conshohocken, PA 19428-2899, serves as principal underwriter to the Fund. For information relating to the services provided by Morgan Stanley Distribution, Inc., see "Distribution of Shares."

Fund Administration

The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.08% of the average daily net assets of each Portfolio. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.

For the fiscal years ended December 31, 2008, 2009 and 2010, the Fund paid the following administrative fees (no administrative fees were waived):

	Administrative Fees Paid
Portfolio	2008 ($000)	2009 ($000)	2010 ($000)
Active International Allocation	$685	$409	$385
Advantage	*	*	$2
Asian Equity	*	*	$0
Emerging Markets	$1,962	$1,375	$1,692
Emerging Markets Debt	$29	$27	$38
Focus Growth	$10	$6	$9
Global Advantage	*	*	$0
Global Discovery	*	*	$0

	Administrative Fees Paid
Portfolio	2008 ($000)	2009 ($000)	2010 ($000)
Global Franchise	$83	$74	$73
Global Opportunities	*	*	$5
Global Real Estate	$588	$469	$679
Growth	$946	$532	$605
International Advantage	*	*	$0
International Equity	$3,777	$2,846	$3,358
International Opportunity	*	*	$3
International Real Estate	$746	$333	$337
International Small Cap	$433	$278	$317
Opportunity	*	*	$114
Select Global Infrastructure	*	*	$2
Small Company Growth	$1,137	$956	$1,228
U.S. Real Estate	$751	$433	$745

  *  Not operational for the period.

Sub-Administrator. Under an agreement between the Adviser and State Street, State Street provides certain administrative services to the Fund. For such services, the Adviser pays State Street a portion of the administrative fee the Adviser receives from the Fund. The Adviser supervises and monitors the administrative and accounting services provided by State Street. Their services are also subject to the supervision of the officers and Board of Directors of the Fund. State Street's business address is One Lincoln Street, Boston, MA 02111-2101.

Custodian

State Street, located at One Lincoln Street, Boston, MA 02111-2101, acts as the Fund's custodian. State Street is not an affiliate of the Adviser or the Distributor. In maintaining custody of foreign assets held outside the United States, State Street employs sub-custodians approved by the Board of Directors of the Fund in accordance with regulations of the SEC for the purpose of providing custodial services for such assets.

In the selection of foreign sub-custodians, the Directors or their delegates consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804, provides dividend disbursing and transfer agency services for the Fund. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, and maintaining shareholder records and lists. Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services Company Inc. a fee, which has been approved by the Fund's Board of Directors, generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. The Fund and Morgan Stanley Services Company Inc. may enter into agreements with third party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in the Portfolios. In such instances, the Fund will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by Morgan Stanley Services Company Inc.

Portfolio Managers

Other Accounts Managed by the Portfolio Managers

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser and/or Sub-Advisers may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Adviser and/or Sub-Advisers have proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser's and/or Sub-Advisers' employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser and/or Sub-Advisers manage accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser and/or Sub-Advisers could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser and/or Sub-Advisers have adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base Salary Compensation. Generally, the portfolio managers receive base salary compensation based on the level of their position with the Adviser and/or Sub-Advisers.

Discretionary Compensation. In addition to base compensation, the portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Bonus.

• Morgan Stanley's Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

• Investment Management Alignment Plan (IMAP) awards—a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser and/or Sub-Advisers or their affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include one of the Portfolios. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Adviser or its affiliates. For 2009 awards, this provision was further strengthened to allow Morgan Stanley to clawback compensation in certain situations such as a material restatement of Morgan Stanley's financial statements or losses on certain trading positions, investments or holdings.

• Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser and/or Sub-Advisers or their affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. These factors include:

• Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

• The investment performance of the funds/accounts managed by the portfolio manager.

• Contribution to the business objectives of the Investment Adviser and/or Sub Advisers.

• The dollar amount of assets managed by the portfolio manager.

• Market compensation survey research by independent third parties.

• Other qualitative factors, such as contributions to client objectives.

• Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Other Accounts Managed by Portfolio Managers as of December 31, 2010 (unless otherwise indicated)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Active International Allocation
Ann D. Thivierge	4	$964.0 million	1	$508.5 million	70	(1)	$5.9 billion(1)
Asian Equity
James Cheng	12	$6.4 billion	6	$3.7 billion	28	(2)	$13.7 billion(2)
Advantage, Focus Growth, Global Advantage, Growth, Small Company Growth
Sam G. Chainani	29	$17.5 billion	4	$2.5 billion	12		$917.7 million
David S. Cohen	29	$17.5 billion	4	$2.5 billion	12		$917.7 million
Dennis P. Lynch	29	$17.5 billion	4	$2.5 billion	12		$917.7 million
Armistead B. Nash	29	$17.5 billion	4	$2.5 billion	12		$917.7 million
Alexander T. Norton	29	$17.5 billion	4	$2.5 billion	12		$917.7 million
Jason C. Yeung	29	$17.5 billion	4	$2.5 billion	12		$917.7 million
Emerging Markets
Eric Carlson	7	$4.1 billion	5	$3.7 billion	21	(2)	$6.3 billion(2)
James Cheng	12	$6.4 billion	6	$3.7 billion	28	(2)	$13.7 billion(2)
Ana Cristina Piedrahita	7	$4.4 billion	6	$4.4 billion	26	(3)	$9.0 billion(3)
Paul C. Psaila	8	$4.4 billion	5	$3.7 billion	21	(2)	$6.3 billion(2)
Ruchir Sharma	11	$5.4 billion	7	$4.6 billion	21	(2)	$6.3 billion(2)
Emerging Markets Debt
Eric J. Baurmeister	7	$2.3 billion	19	$2.2 billion	15	(4)	$4.9 billion(4)
Federico L. Kaune	7	$2.3 billion	19	$2.2 billion	15	(4)	$4.9 billion(4)
Global Discovery
Burak Alici	1	$1.1 million	0	$0	0		$0
Global Franchise, International Equity
Vladimir Demine	6	$5.5 billion	7	$7.6 billion	44	(5)	$11.4 billion(5)
Christian Derold	6	$5.5 billion	7	$7.6 billion	44	(5)	$11.4 billion(5)
John S. Goodacre	6	$5.5 billion	7	$7.6 billion	44	(5)	$11.4 billion(5)
William D. Lock	6	$5.5 billion	7	$7.6 billion	44	(5)	$11.4 billion(5)
Bruno Paulson	6	$5.5 billion	7	$7.6 billion	44	(5)	$11.4 billion(5)
Walter B. Riddell	6	$5.5 billion	7	$7.6 billion	44	(5)	$11.4 billion(5)
Peter J. Wright	6	$5.5 billion	7	$7.6 billion	44	(5)	$11.4 billion(5)
Global Real Estate, International Real Estate
Theodore R. Bigman	15	$5.3 billion	12	$5.6 billion	62	(6)	$6.2 billion(6)
Angeline Ho	5	$2.4 billion	10	$6.0 billion	41	(7)	$3.5 billion(7)
Michiel te Paske	5	$2.4 billion	10	$5.5 billion	44	(8)	$3.7 billion(8)
Sven van Kemenade	5	$2.4 billion	10	$5.5 billion	44	(8)	$3.7 billion(8)
Global Opportunity, International Advantage, International Opportunity, Opportunity
Kristian Heugh	4	$315.9 million	1	$1.0 million	0		$0
Alexander Umansky	4	$315.9 million	1	$1.0 million	0		$0
International Small Cap
Alistair Corden-Lloyd	1	$419.3 million	1	$202.4 million	2		$199.5 million
Margaret Naylor	1	$419.3 million	2	$225.0 million	2		$199.5 million
Arthur Pollock	3	$982.4 million	2	$222.9 million	9		$307.2 million
Alexander Vislykh	1	$419.3 million	2	$225.0 million	2		$199.5 million
Select Global Infrastructure
Theodore R. Bigman	15	$5.3 billion	12	$5.6 billion	62	(6)	$6.2 billion(6)
Matthew King	4	$485.5 million	1	$26.9 million	0		$0

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
U.S. Real Estate
Theodore R. Bigman	15	$5.3 billion	12	$5.6 billion	62	(6)	$6.2 billion(6)

  (1)  Of these other accounts, one account with a total of approximately $124.0 million in assets, had performance-based fees.

  (2)  Of these other accounts, four accounts with total of approximately $1.9 billion in assets, had performance-based fees.

  (3)  Of these other accounts, six accounts with a total of approximately $4.0 billion in assets, had performance-based fees.

  (4)  Of these other accounts, two accounts with a total of approximately $455.2 million in assets, had performance-based fees.

  (5)  Of these other accounts, two accounts with a total of approximately $655.8 million in assets, had performance-based fees.

  (6)  Of these other accounts, 15 accounts with a total of approximately $803.4 million in assets, had performance-based fees.

  (7)  Of these other accounts, seven accounts with a total of approximately $184.5 million in assets, had performance-based fees.

  (8)  Of these other accounts, eight accounts with a total of approximately $225.0 million in assets, had performance-based fees.

Securities Ownership of Portfolio Managers (as of December 31, 2010, unless otherwise noted)

Portfolio and Portfolio Managers	Portfolio Holdings
Active International Allocation
Ann D. Thivierge	$500,001-$1 million
Advantage
Sam G. Chainani	$50,001-$100,000
David S. Cohen	$500,001-$1 million
Dennis P. Lynch	over $1 million
Armistead B. Nash	None
Alexander T. Norton	$10,001-$50,000
Jason C. Yeung	$50,001-$100,000
Asian Equity
James Cheng	None
Emerging Markets
Eric Carlson	$100,001-$500,000
James Cheng	over $1 million
Ana Cristina Piedrahita	$100,001-$500,000
Paul C. Psaila	$100,001-$500,000
Ruchir Sharma	over $1 million
Emerging Markets Debt
Eric Baurmeister	$100,001-$500,000
Federico Kaune	$100,001-$500,000
Focus Growth
Sam G. Chainani	$50,001-$100,000
David S. Cohen	$100,001-$500,000
Dennis P. Lynch	over $1 million
Armistead B. Nash	$10,001-$50,000
Alexander T. Norton	$10,001-$50,000
Jason C. Yeung	$50,001-$100,000
Global Advantage
Sam G. Chainani	None*
David S. Cohen	None*
Dennis P. Lynch	None*
Armistead B. Nash	None*
Alexander T. Norton	None*
Jason C. Yeung	None*

Portfolio and Portfolio Managers	Portfolio Holdings
Global Discovery
Burak Alici	$10,001-$50,000
Global Franchise
William D. Lock	over $1 million
Walter B. Riddell	over $1 million
Peter J. Wright	over $1 million
John S. Goodacre	$100,001-$500,000
Christian Derold	$100,001-$500,000
Bruno Paulson	$100,001-$500,000
Vladimir Demine	$10,001-$50,000
Global Opportunity
Kristian Heugh	$500,001-$1 million
Alexander Umansky	$50,001-$100,000
Global Real Estate
Theodore R. Bigman	$500,001-$1 million
Angeline Ho	None
Michiel te Paske	None
Sven van Kemenade	None
Growth
Sam G. Chainani	$100,001-$500,000
David S. Cohen	$100,001-$500,000
Dennis P. Lynch	over $1 million
Armistead B. Nash	$1-$10,000
Alexander T. Norton	$50,001-$100,000
Jason C. Yeung	$100,001-$500,000
International Equity
William D. Lock	over $1 million
Walter B. Riddell	$500,001-$1 million
Peter J. Wright	over $1 million
John S. Goodacre	$100,001-$500,000
Christian Derold	$100,001-$500,000
Bruno Paulson	$10,001-$50,000
Vladimir Demine	$1-$10,000
International Advantage
Kristian Heugh	None*
Alexander Umansky	None*
International Opportunity
Kristian Heugh	None*
Alexander Umansky	None*
International Real Estate
Theodore R. Bigman	$100,001-$500,000
Angeline Ho	None
Michiel te Paske	None
Sven van Kemenade	None
International Small Cap
Alistair Corden-Lloyd	$50,001-$100,000
Margaret Naylor	$500,001-$1 million
Arthur Pollock	$100,001-$500,000
Alexander Vislykh	$10,001-$50,000
Opportunity
Kristian Heugh	$10,001-$50,000
Alexander Umansky	$10,001-$50,000
Select Global Infrastructure
Theodore R. Bigman	None*
Matthew King	None*

Portfolio and Portfolio Managers	Portfolio Holdings
Small Company Growth
Sam G. Chainani	$10,001-$50,000
David S. Cohen	None*
Dennis P. Lynch	$50,001-$100,000
Armistead B. Nash	$50,001-$100,000
Alexander T. Norton	$1-$10,000
Jason C. Yeung	$50,001-$100,000
U.S. Real Estate
Theodore R. Bigman	$500,001-$1 million

  *  Not included in the table above, the portfolio manager has made investments in one or more registered investment companies managed by the same portfolio management team pursuant to a similar strategy.

Independent Registered Public Accounting Firm

Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116-5021, serves as the Fund's independent registered public accounting firm and audits the annual financial statements of each Portfolio.

Fund Counsel

Dechert LLP, located at 1095 Avenue of the Americas, New York, NY 10036-6797, acts as the Fund's legal counsel.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Morgan Stanley Distribution, Inc., an indirect wholly owned subsidiary of Morgan Stanley, serves as the Fund's exclusive distributor of Portfolio shares pursuant to a Distribution Agreement. In addition, to promote the sale of Fund shares, the Fund has adopted a Shareholder Services Plan with respect to the Class P shares of each Portfolio, a Shareholder Services Plan with respect to the Class H shares of the Advantage Portfolio, Asian Equity Portfolio, Emerging Markets Debt Portfolio, Global Advantage Portfolio, Global Discovery Portfolio, Global Opportunity Portfolio, Global Real Estate Portfolio, International Advantage Portfolio, International Opportunity Portfolio, Opportunity Portfolio and Select Global Infrastructure Portfolio and a Distribution and Shareholder Services Plan with respect to Class L shares of the Advantage Portfolio, Asian Equity Portfolio, Emerging Markets Debt Portfolio, Global Advantage Portfolio, Global Discovery Portfolio, Global Opportunity Portfolio, Global Real Estate Portfolio, International Advantage Portfolio, Opportunity Portfolio and Select Global Infrastructure Portfolio under Rule 12b-1 of the 1940 Act (each, a "Plan"). Under the Plans, each Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the Class P shares' average daily net assets on an annualized basis, and each of the Advantage Portfolio, Asian Equity Portfolio, Emerging Markets Debt Portfolio, Global Advantage Portfolio, Global Discovery Portfolio, Global Opportunity Portfolio, Global Real Estate Portfolio, International Advantage Portfolio, International Opportunity Portfolio, Opportunity Portfolio and Select Global Infrastructure Portfolio pays the Distributor a shareholder services fee of up to 0.25% of each of the Class H shares' and Class L shares' average daily net assets on an annualized basis and a distribution fee of 0.50% of the Class L shares' average daily net assets on an annualized basis. Morgan Stanley Distribution, Inc. may retain any portion of the fees it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators, which may or may not be affiliated with Morgan Stanley, for providing distribution-related or shareholder support services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of the Fund. The Distributor and the Adviser also may compensate third parties out of their own assets.

The Plans for the Class P, Class H and Class L shares were approved by the Fund's Board of Directors, including the Independent Directors, none of whom has a direct or indirect financial interest in the operation of a Plan or in any agreements related thereto.

The following table describes the shareholder servicing fees paid by each Portfolio with respect to its Class P, Class H and Class L shares pursuant to the Plans and the distribution-related expenses for each Portfolio with respect to its Class P, Class H and Class L shares for the fiscal year ended December 31, 2010. To the extent that expenditures on distribution-related activities exceed the fees paid by a Portfolio, the excess amounts were paid by the Adviser or the Distributor out of its own resources.

Portfolio	Total Shareholder Servicing Fees Paid by Portfolio	Shareholder Servicing Expenses*	Shareholder Servicing Fees Retained by Morgan Stanley Distribution, Inc. (Expenditures in Excess of Shareholder Servicing Fees)
Class P
Active International Allocation	$36,570	$36,198	$372
Advantage	3	0	3
Asian Equity	3	0	3
Emerging Markets	282,396	277,877	4,519
Emerging Markets Debt	15,510	14,485	1,025
Focus Growth	3,689	2,431	1,258
Global Advantage	3	0	3
Global Discovery	3	0	3
Global Franchise	22,896	22,311	585
Global Opportunity	4	0	4
Global Real Estate	145,838	141,247	4,591
Growth	262,524	258,977	3,547
International Advantage	3	0	3
International Equity	2,584,871	2,562,412	22,459
International Opportunity	197	0	197
International Real Estate	16,240	13,872	2,368
International Small Cap	205,439	205,439	0
Opportunity	1,049	0	1,049
Select Global Infrastructure	73	0	73
Small Company Growth	1,270,943	1,268,577	2,366
U.S. Real Estate	317,466	310,077	7,389
Class H
Advantage	$958	$659	$299
Asian Equity	3	0	3
Emerging Markets Debt	5,506	5,473	533
Global Advantage	5	0	5
Global Discovery	6	0	6
Global Opportunity	11,572	5,788	5,784
Global Real Estate	9,376	8,479	897
International Advantage	3	0	3
International Opportunity	1,185	0	1,185
Opportunity	293,386	296,622	-3,236
Select Global Infrastructure	73	0	73
Class L
Advantage	$434	$130	$304
Asian Equity	8	0	8
Emerging Markets Debt	24,920	24,586	334
Global Advantage	8	0	8
Global Discovery	8	0	8
Global Opportunity	4,954	2,430	2,524
Global Real Estate	28,738	28,617	121
International Advantage	8	0	8
International Opportunity	590	0	590
Opportunity	142,946	170,047	-27,101
Select Global Infrastructure	220	0	220
Total	$5,690,627	$5,656,726	$33,901

  *  Includes payments for distribution and/or shareholder servicing to third parties and affiliated entities.

Revenue Sharing

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to the Morgan Stanley channel of Morgan Stanley Smith Barney LLC, a majority-owned broker-dealer subsidiary of Morgan Stanley ("Morgan Stanley Smith Barney"), certain insurance companies and/or other unaffiliated brokers, dealers and other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries"), in connection with the sale, distribution, marketing and retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to an Intermediary for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Morgan Stanley channel of Morgan Stanley Smith Barney or the Intermediary, granting the Distributor access to the Morgan Stanley channel of Morgan Stanley Smith Barney or the Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of the Morgan Stanley channel of Morgan Stanley Smith Barney or the Intermediary's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder, or transaction processing services. Such payments are in addition to any shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments are generally based on current assets, but may also be based on other measures as determined from time to time by the Adviser and/or the Distributor (e.g., gross sales or number of accounts). The amount of these payments may be different for the Morgan Stanley channel of Morgan Stanley Smith Barney and different Intermediaries. Currently, there are no compensation arrangements in place with other Intermediaries.

With respect to the Morgan Stanley channel of Morgan Stanley Smith Barney, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

  (1)  on Class I and Class P shares of the Portfolios held directly in traditional brokerage accounts in the Morgan Stanley channel of Morgan Stanley Smith Barney, an ongoing annual fee in an amount up to 35% of each Portfolio's advisory fees accrued from the average daily net asset value of such shares;

  (2)  on Class P, Class H and Class L shares of the Portfolios held directly in traditional brokerage accounts in the Morgan Stanley channel of Morgan Stanley Smith Barney or held in non-Morgan Stanley Smith Barney accounts where the Morgan Stanley channel of Morgan Stanley Smith Barney is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares; and

  (3)  On Class I, Class P, Class H and Class L shares of the Portfolios held in taxable accounts through any fee-based advisory program offered by the Morgan Stanley channel of Morgan Stanley Smith Barney, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares.

The prospect of receiving, or the receipt of, additional compensation as described above by the Morgan Stanley channel of Morgan Stanley Smith Barney may provide the Morgan Stanley channel of Morgan Stanley Smith Barney and its financial advisors and other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which the Morgan Stanley channel of Morgan Stanley Smith Barney does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Portfolios or the amount that the Portfolios receive to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by the Morgan Stanley channel of Morgan Stanley Smith Barney as to its compensation.

BROKERAGE PRACTICES

Portfolio Transactions

Morgan Stanley Investment Management Inc., as each Portfolio's investment adviser, is responsible for decisions to buy and sell securities for each Portfolio, for broker-dealer selection and for negotiation of commission rates. The Adviser and/or Sub-Advisers are prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities may be traded as agency transactions through broker dealers or traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

On occasion, a Portfolio may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

The Adviser and/or Sub-Advisers serve as investment adviser to a number of clients, including other investment companies. The Adviser and/or Sub-Advisers attempt to equitably allocate purchase and sale transactions among the Portfolios of the Fund and other client accounts. To that end, the Adviser and/or Sub-Advisers consider various factors, including respective investment objectives, relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of the Fund and other client accounts.

The Adviser and/or Sub-Advisers select the brokers or dealers that will execute the purchases and sales of investment securities for each Portfolio. The Adviser and/or Sub-Advisers effect transactions with those broker-dealers that they believe provide prompt execution of orders in an effective manner at the most favorable prices. The Adviser and/or Sub-Advisers may place portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund, the Adviser and/or the Sub-Advisers. Services provided may include certain research services (as described below), as well as effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

The Adviser and its affiliated investment advisers have established commission sharing arrangements under a commission management program (the "Commission Management Program" or "CMP"), pursuant to which execution and research costs or a portion of those costs are decoupled in accordance with applicable laws, rules and regulations. Under the CMP, the Adviser and its affiliated investment advisers select approved equity brokers (which include the Adviser's affiliates) for execution services and after accumulation of commissions at such brokers, the Adviser and/or its affiliates instruct these approved equity brokers to pay for eligible research provided by executing brokers or third-party research providers, which are selected independently by a Research Services Committee of the Adviser and its affiliated investment advisers. Generally, the Adviser and its affiliated investment advisers will direct the approved equity broker to record research credits based upon a previously agreed-upon allocation and will periodically instruct the approved equity broker to direct specified dollar amounts from that pool to pay for eligible research services provided by third-party research providers and executing brokers. The research credits are pooled among the Adviser and its affiliated investment advisers and allocated from this pool. Likewise, the research services obtained under the CMP are shared among the Adviser and its affiliated investment advisers.

Selection of approved equity brokers for execution is based on three main criteria: access to liquidity, provision of capital and quality of execution. Under the CMP, each approved equity broker is responsible for the payment of fees for research services and obtains the research services pursuant to written agreements between the approved equity broker and the third-party research provider.

The Adviser also effects transactions with brokers which directly pay for research services provided by those brokers in accordance with Section 28(e) of the 1934 Act. These include equity transactions and may include fixed-income transactions effected on an agency basis.

Transactions involving client accounts managed by two or more affiliated investment advisers may be aggregated and executed using the services of broker-dealers that provide third party benefits/research so long as: (i) all client accounts involved in the transaction benefit from one or more of the services offered by such broker-dealer; and (ii) each affiliated investment adviser has approved the use of such broker-dealer and the services provided thereby.

The research services received include those of the nature described above and other services which aid the Adviser in fulfilling its investment decision making responsibilities, including (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Where a particular item has both research and non-research related uses (such as proxy services where both research services and services relating to the administration of the proxy itself are provided), the Adviser will make a reasonable allocation of the cost of the item between research and non-research uses and will only pay for the portion of the cost allocated to research uses with client brokerage transactions.

The Adviser and its affiliated investment advisers make a good faith determination of the value of research services in accordance with Section 28(e) of the 1934 Act, UK Financial Services Authority Rules and other relevant regulatory requirements. Commissions paid to brokers providing research services may be higher than those charged by brokers not providing such services.

Certain investment professionals and other employees of the Adviser are also officers of affiliated investment advisers and may provide investment advisory services to clients of such affiliated investment advisers. The Adviser's personnel also provide research and trading support to personnel of certain affiliated investment advisers. Research related costs may be shared by affiliated investment advisers and may benefit the clients of such affiliated investment advisers. Research services that benefit the Adviser may be received in connection with commissions generated by clients of its affiliated investment advisers. Similarly, research services received in connection with commissions generated by the Adviser's clients may benefit affiliated investment advisers and their clients. Moreover, research services provided by broker-dealers through which the Adviser effects transactions for a particular account may be used by the Adviser and/or an affiliated investment adviser in servicing its other accounts and not all such research services may be used for the benefit of the particular client, which pays the brokerage commission giving rise to the receipt of such research services.

Affiliated Brokers

Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser to effect Portfolio brokerage transactions, including transactions in futures contracts and options on futures contracts, under procedures adopted by the Fund's Board of Directors. In order to use such affiliates, the commission rates and other remuneration paid to the affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

Pursuant to an order issued by the SEC, the Fund is permitted to engage in principal transactions involving money market instruments, subject to certain conditions, with Morgan Stanley & Co., a broker-dealer affiliated with the Fund's Adviser.

During the fiscal years ended December 31, 2008, 2009 and 2010, the Fund did not effect any principal transactions with Morgan Stanley & Co.

Brokerage Commissions Paid

During the fiscal years ended December 31, 2008, 2009 and 2010, the Fund paid brokerage commissions of approximately $25,000,314, $13,691,791 and $13,006,131, respectively. During the fiscal years ended December 31, 2008, 2009 and 2010, the Fund paid in the aggregate $275,203, $178,702 and $213,013, respectively, in brokerage commissions to Morgan Stanley & Co. Incorporated (the Fund's distributor until April 28, 2005). During the fiscal year ended December 31, 2010, the brokerage commissions paid to Morgan Stanley & Co. Incorporated represented approximately 1.64% of the total brokerage commissions paid by the Fund during the year 2010 and were paid on account of transactions having an aggregate dollar value equal to approximately 2.42% of the aggregate dollar value of all portfolio transactions of the Fund during the year 2010 for which commissions were paid.

During the fiscal years ended December 31, 2008, 2009 and 2010, the Fund paid in the aggregate $0, $0 and $306,743, respectively, as brokerage commissions to Citigroup, Inc. During the fiscal year ended December 31, 2010, the brokerage commissions paid to Citigroup, Inc. represented approximately 2.36% of the total brokerage commissions paid by the Fund during the period and were paid on account of transactions having an aggregate dollar value equal to approximately 2.07% of the aggregate dollar value of all portfolio transactions of the Fund during the period for which commissions were paid.

For the fiscal year ended December 31, 2010, each Portfolio paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers as follows:

	Brokerage Commissions Paid During Fiscal Year Ended December 31, 2010
		Commissions Paid to Morgan Stanley & Co. Incorporated			Commissions Paid to Citigroup, Inc.
Portfolio	Total Commissions Paid	Total Commissions	Percent of Total Commissions	Percent of Total Brokered Transactions	Total Commissions	Percent of Total Commissions	Percent of Total Brokered Transactions
Active International Allocation	$159,406	$0	0.00%	0.00%	$0	0.00%	0.00%
Advantage	$2,655	$181	6.81%	8.94%	$56	2.10%	1.60%

	Brokerage Commissions Paid During Fiscal Year Ended December 31, 2010
		Commissions Paid to Morgan Stanley & Co. Incorporated			Commissions Paid to Citigroup, Inc.
Portfolio	Total Commissions Paid	Total Commissions	Percent of Total Commissions	Percent of Total Brokered Transactions	Total Commissions	Percent of Total Commissions	Percent of Total Brokered Transactions
Asian Equity	$569	$0	0.00%	0.00%	$0	0.00%	0.00%
Emerging Markets	$3,773,907	$129,180	3.42%	5.89%	$190,157	5.04%	4.43%
Emerging Markets Debt	$0	$0	0.00%	0.00%	$0	0.00%	0.00%
Focus Growth	$13,189	$160	1.21%	1.04%	$438	3.32%	4.67%
Global Advantage	$440	$0	0.00%	0.00%	$0	0.00%	0.00%
Global Discovery	$572	$0	0.00%	0.00%	$0	0.00%	0.00%
Global Franchise	$83,928	$655	0.78%	0.41%	$4,748	5.66%	5.04%
Global Opportunity	$8,437	$0	0.00%	0.00%	$0	0.00%	0.00%
Global Real Estate	$835,409	$16,249	1.95%	5.25%	$5,879	0.70%	0.69%
Growth	$491,650	$7,665	1.56%	0.48%	$6,262	1.27%	0.62%
International Advantage	$712	$0	0.00%	0.00%	$0	0.00%	0.00%
International Equity	$4,251,088	$0	0.00%	0.00%	$45,978	1.08%	1.65%
International Opportunity	$8,295	$0	0.00%	0.00%	$0	0.00%	0.00%
International Real Estate	$659,222	$0	0.00%	0.00%	$25,539	3.87%	6.27%
International Small Cap	$848,784	$0	0.00%	0.00%	$14,354	1.69%	1.64%
Opportunity	$69,282	$911	1.32%	1.66%	$0	0.00%	0.00%
Select Global Infrastructure	$7,075	$46	0.64%	0.27%	$0	0.00%	0.00%
Small Company Growth	$1,025,019	$4,545	0.44%	0.49%	$5,169	0.50%	0.57%
U.S. Real Estate	$766,492	$53,421	6.97%	15.21%	$8,161	1.06%	1.19%

For the fiscal years ended December 31, 2009 and 2008, each Portfolio paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers as follows. No brokerage commissions were paid to Citigroup, Inc. by any Portfolio during the period from June 1, 2009 to December 31, 2009.

	Brokerage Commission Paid During Fiscal Years Ended December 31, 2009 and 2008
	Fiscal Year Ended December 31, 2009		Fiscal Year Ended December 31, 2008
Portfolio	Total	Morgan Stanley & Co. Incorporated	Total	Morgan Stanley & Co. Incorporated
Active International Allocation	$355,625	$—	$408,695	$—
Advantage	$—	$—	$—	$—
Asian Equity*	$—	$—	$—	$—
Emerging Markets	$4,611,176	$96,921	$10,763,950	$68,379
Emerging Markets Debt	$308	$—	$—	$—
Focus Growth	$2,289	$251	$9,175	$—
Global Advantage*	$—	$—	$—	$—
Global Discovery*	$—	$—	$—	$—
Global Franchise	$47,026	$—	$72,835	$137
Global Opportunity	$—	$—	$—	$—
Global Real Estate	$888,085	$11,119	$1,600,508	$91,053
Growth	$351,906	$18,642	$979,057	$5,840
International Advantage*	$—	$—	$—	$—
International Equity	$3,633,228	$522	$5,798,214	$—
International Opportunity	$—	$—	$—	$—
International Real Estate	$681,219	$7,374	$1,777,676	$77,060
International Small Cap	$1,341,290	$1,561	$993,724	$—
Opportunity	$—	$—	$—	$—
Select Global Infrastructure**	$—	$—	$—	$—
Small Company Growth	$794,728	$—	$1,020,325	$1,921
U.S. Real Estate	$550,508	$22,231	$1,036,892	$24,325

  *  The Portfolio commenced operations on December 28, 2010.

  **  The Portfolio commenced operations on September 20, 2010.

Regular Broker-Dealers

The Fund's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended December 31, 2010, the following Portfolios purchased securities issued by the Fund's regular broker-dealers:

Portfolio	Regular Broker-Dealer	Value of Portfolio Holding as of December 31, 2010
Active International Allocation	Barclays PLC	$1,161,000
	Credit Suisse First Boston	967,000
	Deutsche Bank AG	934,000
	Nomura Securities	580,000
	Societe Generale	1,237,000
	UBS AG	1,142,000
Global Opportunity	UBS AG	356,000
International Equity	Barclays Capital	80,901,000
	UBS AG	50,595,000
International Opportunity	UBS AG	198,000

Portfolio Turnover

The Portfolios generally do not invest for short-term trading purposes; however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

GENERAL INFORMATION

Fund History

The Fund was incorporated pursuant to the laws of the State of Maryland on June 16, 1988 under the name Morgan Stanley Institutional Fund, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act, as amended, and commenced operations on November 15, 1988. On December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Institutional Fund, Inc. Effective May 1, 2001, the Fund changed its name to Morgan Stanley Institutional Fund, Inc.

Description of Shares and Voting Rights

The Fund's Amended and Restated Articles of Incorporation permit the Directors to issue 32.5 billion shares of common stock, par value $.001 per share ($.003 with respect to the Emerging Markets Debt Portfolio—Class I, Class P, Class H and Class L shares), from an unlimited number of classes or series of shares. The shares of each Portfolio of the Fund, when issued, are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. Portfolio shares have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund. No portfolio of the Fund is subject to the liabilities of any other portfolio of the Fund.

Dividends and Capital Gains Distributions

The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see

"Taxes"). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the applicable Prospectus.

As set forth in the Prospectuses, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically reinvested in additional shares of the same class of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until the shareholder notifies the Fund by telephone or in writing that either the Income Option (income dividends in cash and capital gain distributions reinvested in shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. It may take up to three business days to effect this change. An account statement is sent to shareholders whenever a dividend or distribution is paid.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund, Portfolios and their shareholders. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund, Portfolios or shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes. Thus, the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

Regulated Investment Company Qualification

Each Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. In order to so qualify, each Portfolio must, among other things, (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income derived with respect to its business of investing in such stock, securities or currencies, including, generally, certain gains from options, futures and forward contracts; and (ii) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. For purposes of the 90% gross income requirement described above, foreign currency gains will generally be treated as qualifying income under current federal income tax law. However, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a RIC's business of investing in stock or securities (or options or futures with respect to stocks or securities). While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of a Portfolio's foreign currency gains as non-qualifying income.

For purposes of the 90% test described above, dividends received by a Portfolio will be treated as qualifying income to the extent they are attributable to the issuer's current and accumulated earnings and profits. Distributions in excess of the distributing issuer's current and accumulated earnings and profits will first reduce the Portfolio's basis in the stock as a return of capital and will not qualify as gross income. Distributions in excess of the

Portfolio's basis in the stock will qualify for the 90% test discussed above as the distribution will be treated as gain from the sale of stock. This gain will be long-term capital gain if the Portfolio held the stock for more than a year.

For purposes of the diversification requirement described above, the Portfolio will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, the Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter other than its first quarter following its election to be taxed as a RIC.

Net income derived from an interest in a "qualified publicly traded partnership," as defined in the Code, will be treated as qualifying income for purposes of the income requirement in clause (i) above. In addition, for the purposes of the diversification requirements in clause (ii) above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a RIC's total assets may be invested in the securities of one or more qualified publicly traded partnerships. The separate treatment for publicly traded partnerships under the passive loss rules of the Code applies to a RIC holding an interest in a qualified publicly traded partnership, with respect to items attributable to such interest.

In addition to the requirements described above, in order to qualify as a RIC, a Portfolio must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its investment company taxable income or capital gains that it distributes to shareholders.

If a Portfolio fails to qualify as a RIC for any taxable year, all of its net income will be subject to tax at regular corporate rates (whether or not distributed to shareholders), and its distributions (including capital gains distributions) will be taxable as income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the dividends-received deduction for corporate shareholders.

General Tax Treatment of Qualifying RICs and Shareholders

Each Portfolio intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gains) to shareholders. Dividends from a Portfolio's net investment income generally are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Certain income distributions paid by each Portfolio to individual shareholders are taxed at rates equal to those applicable to net long-term capital gains (currently 15%). This tax treatment applies only if certain holding period requirements are satisfied by the shareholder and the dividends are attributable to qualified dividends received by the Portfolio itself. For this purpose, "qualified dividends" means dividends received by a Portfolio from certain U.S. corporations and qualifying foreign corporations, provided that the Portfolio satisfies certain holding period and other requirements in respect of the stock of such corporations. Distributions received from REITs are generally comprised of ordinary income dividends and capital gains dividends, which are generally passed along to shareholders retaining the same character and are subject to tax accordingly, as described above. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividends. Dividends received by a Portfolio from REITs are qualified dividends eligible for this lower tax rate only in limited circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2013. Thereafter, each Portfolio's dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional legislative action is taken.

A dividend paid by a Portfolio to a shareholder will not be treated as qualified dividend income of the shareholder if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

You should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

Dividends paid to you out of each Portfolio's investment company taxable income that are not attributable to qualified dividends generally will be taxable to you as ordinary income (currently at a maximum federal income tax rate of 35%, except as noted above) to the extent of each Portfolio's earnings and profits. Distributions to you of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares.

Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held a Portfolio's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, for taxable years beginning before January 1, 2013 the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%.

Each Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. Distributions of net capital gains are taxable to shareholders as a long-term capital gain regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to shareholders regarding the federal income tax status of all distributions made for the preceding year. To the extent such amounts include distributions received from a REIT, they may be based on estimates and be subject to change as REITs do not always have the information available by the time these reports are due and can recharacterize certain amounts after the end of the tax year. As a result, the final character and amount of distributions may differ from that initially reported. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, and will increase their tax basis in Portfolio shares by the difference between the amount of the includable gains and the tax deemed paid by the shareholder in respect of such shares. The shareholder will be able to claim their share of the tax paid by the Portfolio as a refundable credit.

Shareholders generally are taxed on any ordinary dividend or capital gain distributions from a Portfolio in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December, to shareholders of record of such month and paid in January, then such amounts will be treated for tax purposes as received by the shareholders on December 31.

After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains, and the amount of any dividends eligible for the federal dividends received deduction for corporations.

Gains or losses on the sale of securities by a Portfolio held as a capital asset will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules described below may change the normal treatment of gains and losses recognized by a Portfolio when it makes certain types of investments. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by a Portfolio.

A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of a Portfolio will be disallowed to the extent the shares disposed of are replaced with substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held six months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares. The ability to deduct capital losses may otherwise be limited under the Code.

Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses, including any available capital loss carryforwards) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income, prior to the end of each calendar year to avoid liability for federal excise tax, but can give no assurances that all such liability will be eliminated.

The Fund may be required to withhold and remit to the U.S. Treasury an amount equal (as of the date hereof) to 28% (scheduled to increase to 31% after 2012) of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding as notified by the Internal Revenue Service ("IRS"); or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld would be sent to the IRS as an advance payment of taxes due on a shareholder's income for such year.

The Fund may make investments in which it recognizes income or gain prior to receiving cash with respect to such investment. For example, under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund makes such investments, it generally would be required to pay out such income or gain as a distribution in each year to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, the Fund and consequently its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Special Rules for Certain Foreign Currency and Derivatives Transactions

In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Portfolio qualifies as a RIC.

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain.

A Portfolio's investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, a Portfolio's treatment of certain other options, futures and forward contracts entered into by a Portfolio is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

When a Portfolio holds options or futures contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Portfolio securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

A Section 1256 position held by a Portfolio will generally be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 positions may require a Portfolio to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character and timing of income earned and, in turn, distributed to shareholders by a Portfolio.

Special Tax Considerations Relating to Foreign Investments

Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

It is expected that each Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and a Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for federal income tax purposes as paid directly by its shareholders. A Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Portfolio makes the election, shareholders will be required to include in income their proportionate share of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the Active International Allocation, Asian Equity, Emerging Markets Debt, Emerging Markets, Global Advantage, Global Discovery, Global Franchise, Global Opportunity, Global Real Estate, International Advantage, International Equity, International Opportunity, International Real Estate, International Small Cap and Select Global Infrastructure Portfolios, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on such Portfolios, considering that each Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

Investments in a foreign corporation that are considered to be a passive foreign investment company for federal income tax purposes may cause a Portfolio to accrue certain amounts as taxable income in advance of the receipt of cash.

Taxes and Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership ("Foreign Shareholder") depends on whether the income from a Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of investment company taxable income will generally be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Portfolio, distributions of net long-term capital gains and amounts retained by the Fund that are reported as undistributed capital gains.

For distributions with respect to taxable years of regulated investment companies beginning before January 1, 2012 (or later date if extended by the U.S. Congress), the Fund is not required to withhold any amounts with respect to distributions to Foreign Shareholders that are properly reported by the Fund as "interest-related dividends" or "short-term capital gains dividends," provided that the income is not subject to federal income tax if earned directly by the Foreign Shareholder. However, the Fund generally intends to withhold these amounts regardless of the fact that it was not required to do so. Any amounts withheld from payments made to a Foreign Shareholder are eligible to be refunded or credited against the shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS. Foreign Shareholders that own, either directly or indirectly, more than 5% of a class of Fund shares, are urged to consult their own tax advisors concerning special tax rules that may apply to their investment in Fund shares.

If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations. In addition, Foreign Shareholders that are corporations may be subject to a branch profit tax.

A Portfolio may be required to withhold federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with IRS certification requirements.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended and the possible applicability of the U.S. estate tax.

State and Local Tax Considerations

Rules of state and local taxation of dividend and capital gains from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules regarding an investment in the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2011, the following persons or entities owned, of record or beneficially, more than 5% of the shares of any Class of the following Portfolios' outstanding shares.

Portfolio	Name and Address	% of Class
Class I

Active International Allocation Portfolio	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	73.49%

Growth Portfolio	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	43.96%

	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	32.10%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	5.18%

Emerging Markets Portfolio	Mac & Co. FBO NY State Deferred Comp Plan P.O. Box 3198 Pittsburgh, PA 15230	23.85%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	13.67%

Portfolio	Name and Address	% of Class
	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	16.77%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	6.12%

	Northern Trust Co. P.O. Box 92994 Chicago, IL 60675	7.45%

Emerging Markets Debt Portfolio	Bell Atlantic Master Trust 295 N Maple Ave. Building 7, 1st Floor Basking Ridge, NJ 07920	7.67%

	Wells Fargo Bank NA FBO Omnibus Account Cash/Reinv PO Box 1533 Minneapolis, MN 55480-1533	45.54%

	Morgan Stanley & Co. FBO X-Entity 5745 P 1595 Broadway New York, NY 10036	8.16%

	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	10.74%

	Wells Fargo Bank NA FBO Omnibus Account Cash/Reinv PO Box 1533 Minneapolis, MN 55480-1533	8.64%

	National Financial Services 200 Liberty St. New York, NY 10281	8.32%

Focus Growth Portfolio	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	8.25%

	LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121-1968	8.95%

	National Financial Services 200 Liberty St. New York, NY 10281	56.18%

Global Franchise Portfolio	Kruger Inc. Master Trust 200 Bay St. 21st Floor Toronto, Ontario Canada 033 M5J2J5	16.25%

Portfolio	Name and Address	% of Class
	The Andrew W Mellon Foundation Attn John E Hull 140 East 62nd Street New York, NY 10065-8187	6.40%

	AIG Life of Bermuda, Ltd. Segregated Account Bermuda Alta Advisors Investment Subaccount P.O. Box HM152 American International Building Hamilton, Bermuda	9.24%

	Bireley's Orange Japan SA P.O. Box 3196 Honolulu, HI 96801	7.98%

	Trust Company of Illinois 1901 Butterfield Road Suite 1000 Downers Grove, IL 60515-4007	35.28%

	Trust Company of Illinois 1901 Butterfield Road Suite 1000 Downers Grove, IL 60515-4007	6.42%

Global Opportunity	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	6.42%

Global Real Estate Portfolio	State Street Bank & Trust co. Trustee of Lockheed Martin Corp. Savings Plan 105 Rosemont Avenue Westwood, MA 02090	6.72%

	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	6.86%

	Public Employees Retirement Association of New Mexico 1120 Paseo De Peralta Rm 302 Santa Fe, NM 87501	5.13%

	LPL Financial 9785 Towne Centre Dr San Diego CA 92121-1968	15.81%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	6.93%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	6.12%

Portfolio	Name and Address	% of Class
International Equity Portfolio	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	16.74%

	National Financial Services 200 Liberty St. New York, NY 10281	13.99%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	6.66%

International Opportunity Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	100.00%

International Real Estate Portfolio	Wells Fargo Bank NA Omnibus Account Cash P.O. Box 1533 Minneapolis, MN 55480-1533	36.41%

	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	14.42%

	Anthem Health Plus of Kentucky, Inc. 120 Monument Circle Indianapolis, IN 46204	16.89%

	National Financial Services 200 Liberty St. New York, NY 10281	8.25%

	JPMorgan Chase & Co. FBO The Alcon Defined Contribution 4 New York Plaza, 15th Fl New York, NY 10004	8.47%

International Small Cap Portfolio	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	32.70%

	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	11.68%

	Factory Mutual Insurance Co. P.O. Box 9198 225 Wyman St. Waltham, MA 02451	18.95%

	National Financial Services 200 Liberty St. New York, NY 10281	13.29%

Portfolio	Name and Address	% of Class
	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	6.59%

	LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121-1968	23.97%

Opportunity Portfolio	Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246	8.88%

	First Clearing LLC Special Custody Acct For The Exclusive Benefit of Customer 10750 Wheat First Drive WS1165 Glen Allen, VA 23060-9243	10.29%

	LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121-1968	14.43%

	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	49.02%

Select Global Infrastructure Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	100.00%

Small Company Growth Portfolio	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	37.88%

	Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246	5.64%

	Frontier Trust Company FBO Asset Mgmt Plan For Affils Ge Cos Po Box 10758 Fargo, ND 58106-0758	5.16%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	5.88%

	National Financial Services 200 Liberty St. New York, NY 10281	5.02%

Portfolio	Name and Address	% of Class
U.S. Real Estate Portfolio	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	5.14%

	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	10.90%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	6.29%

	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	8.81%

	National Financial Services 200 Liberty St. New York, NY 10281	7.28%

Class P

Active International Allocation Portfolio	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	74.71%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	14.44%

Advantage Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	100.0%

Growth Portfolio	State of Florida Employees Deferred Compensation Plan P.O. Box 182029 Columbus, OH 43218	44.07%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	19.82%

	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	9.27%

Portfolio	Name and Address	% of Class
	DCGT as TTEE and/or Cust FBO Principal Financial Group Qualified FIA Omnibus Attn: Npio Trade Desk 711 High St. Des Moines, IA 50392-0001	9.88%

Emerging Markets Portfolio	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	81.76%

Emerging Markets Debt Portfolio	National Financial Services 200 Liberty St. New York, NY 10281	65.99%

	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	13.03%

	Morgan Stanley & Co. FBO Italbank International Inc Plaza Scotia Bank Ste 704 273 Ponce De Leon Ave San Juan PR 00917	12.52%

Focus Growth Portfolio	Norwest Bank Colorado NA FBO Bayonne Hospital 403B Tax Sheltered Plan 8515 E Orchard Rd. Englewood, CO 80111	30.36%

	Morgan Stanley & Co. 8210 SE 33rd Place Mercer Island, WA 98040	14.13%

	Brian T. Marshall 87 Monroe St. Pelham, NY 10803	12.80%

	Hermine Hilton 26666 Seagull Dr. Malibu, CA 90265	12.36%

	Morgan Stanley & Co. 15 Enterprise Aliso Viejo, CA 92656	7.61%

Global Franchise Portfolio	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	60.81%

Portfolio	Name and Address	% of Class
	Morgan Stanley & Co FBO International Capital and Management Company LLC 1600 Kongens Gade 00802 St. Thomas FF 00000	13.34%

Global Opportunity	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	100.00%

Global Real Estate Portfolio	National Financial Services 200 Liberty St. New York, NY 10281	50.24%

	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	13.94%

	Pershing LLC One Pershing Plaza 14th Fl Jersey City, NJ 07399	22.71%

International Equity Portfolio	National Financial Services 200 Liberty St. New York, NY 10281	83.31%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	6.68%

	State Street Bank and Trust Co. As Trustee for the Sodexho 401K EES Retirement Savings & Trust 105 Rosemont Ave. Westwood, MA 02090-2318	5.54%

International Opportunity Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	100.00%

International Real Estate Portfolio	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	71.63%

International Small Cap Portfolio	National Financial Services 200 Liberty St. New York, NY 10281	97.81%

Portfolio	Name and Address	% of Class
Opportunity Portfolio	US Bank NA FBO New Century Capital Portfolio PO Box 1787 Milwaukee, WI 53201-1787	99.50%

Select Global Infrastructure Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	100.00%

Small Company Growth Portfolio	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	60.94%

	TRowe Price Trust Co. FBO Retirement Plan Clients P.O. Box 17215 Baltimore, MD 21297	7.24%

	State Street Bk & TR as Trustee for The Adventist Healthcare Rtrmnt Pl 105 Rosemont Ave Westwood, MA 02090-2318	5.53%

U.S. Real Estate Portfolio	Searless Valley Minerals Ops Inc PO Box 419784 Kansas City, MO 64141-6784	5.07%

	The Union Central Life Insurance Co. 1876 Waycross Rd. Cincinnati, OH 45240	34.12%

	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	11.81%

	Ameritas Life Insurance Corp Separate Account G 5900 O St. Lincoln, NE 68510-2234	9.45%

	National Financial Services 200 Liberty St. New York, NY 10281-1003	16.01%

Class H

Emerging Markets Debt Portfolio	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	93.60%

Portfolio	Name and Address	% of Class
	Morgan Stanley & Co. 8A 1 West 64th Street New York, NY 10023-6745	6.40%

Global Opportunity	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	10.81%

	Pershing LLC One Pershing Plaza 14th Fl Jersey City, NJ 07399	7.02%

	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	7.00%

Global Real Estate Portfolio	Oppenheimer & Co. Inc. FBO The City College 21st Century Foundation Inc 138th Street & Convent Ave Rm W112 New York, NY 10031	25.96%

	Oppenheimer & Co. Inc. 2005 Revocable Trust Scott Schoen TTEE UAD 5/25/2005 PAS/MS 191 Kings Grant Rd.	14.72%

	Oppenheimer & Co. Inc. UAD 03/20/1998 PAS David Crane TTEE 16030 Ventura Blvd Ste. 380 Encino, CA 91436-2778	7.70%

	Morgan Stanley & Co. PO Box 365 Prescott, WI 54021-0365	8.11%

International Opportunity Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	14.02%

	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	72.79%

	David Cohen 19 Appleton Place Glen Rice, NJ 07028-2201	13.19%

Portfolio	Name and Address	% of Class
Opportunity Portfolio	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	16.58%

	Pershing LLC One Pershing Plaza 14th Fl Jersey City, NJ 07399	8.68%

	First Clearing LLC Special Custody Acct For The Exclusive Benefit of Customer 10750 Wheat First Drive WS1165 Glen Allen, VA 23060-9243	8.30%

	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	7.38%

Select Global Infrastructure Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	100.00%

Class L

Emerging Markets Debt Portfolio	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	98.71%

Global Opportunity	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	22.90%

	Pershing LLC One Pershing Plaza 14th Fl Jersey City, NJ 07399	5.09%

	First Clearing LLC Special Custody Acct For The Exclusive Benefit of Customer 10750 Wheat First Drive WS1165 Glen Allen, VA 23060-9243	5.18%

	Edward D Jones & Co. Custodian 12055 County Road 1560 ADA, OK 74820-0837	5.27%

	State Street Bank & Trust Co. Cust SEP A/C Kevin G Williams 4109 Cato Rd. Nashville, TN 37218-3712	11.48%

Portfolio	Name and Address	% of Class
	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	6.96%

	LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121-1968	11.27%

Global Real Estate	Morgan Stanley & Co. FBO Randi Sellari 210 East Laurier Place Bryn Mawr, PA 19010	9.50%

	Morgan Stanley & Co. FBO Howden Consultants Inc MGRLX Lima 248 PO Box 025645 Miami, FL 33102	11.00%

	Morgan Stanley & Co. FBO John S. Coates 1101 Red Rose Ln Villanova, PA 19085	5.31%

	Morgan Stanley FBO Itschak Friedman & Ana Friedman JTEN MGRLX 3720 N 37th Terrace Hollywood, FL 33021-2500	5.16%

International Opportunity Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	100.00%

Opportunity Portfolio	Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246	9.90%

	First Clearing LLC Special Custody Acct For The Exclusive Benefit of Customer 10750 Wheat First Drive WS1165 Glen Allen, VA 23060-9243	7.93%

	Pershing LLC One Pershing Plaza 14th Fl Jersey City, NJ 07399	5.10%

	Morgan Stanley & Co. Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311	21.80%

	Citigroup Global Markets Inc. 333 West 34th Street—3rd Fl New York, NY 10901	11.22%

The persons listed above as owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons would have the ability to vote a majority of the shares of the respective Portfolio on any matter requiring the approval of shareholders of such Portfolio.

PERFORMANCE INFORMATION

The average annual compounded rates of return (unless otherwise noted) for the Portfolios for the 1-, 5- and 10-year periods ended December 31, 2010 and for the period from inception through December 31, 2010 are as follows:

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Active International Allocation Class I	01/17/92	8.95%	3.84%	4.46%	6.53%
Class P	01/02/96	8.69%	3.57%	4.19%	5.76%
Advantage* Class I	06/30/08	20.23%	N/A	N/A	4.49%
Class H	06/30/08	20.05%	N/A	N/A	4.26%
Class L	06/30/08	20.39%	N/A	N/A	4.27%
Emerging Markets Class I	09/25/92	18.49%	11.34%	14.78%	10.42%
Class P	01/02/96	18.20%	11.06%	14.49%	9.49%
Emerging Markets Debt Class I	02/01/94	15.07%	8.18%	11.26%	10.42%
Class P	01/02/96	14.88%	7.89%	11.00%	10.76%
Class H	01/02/08	14.86%	N/A	N/A	8.18%
Class L	06/16/08	14.18%	N/A	N/A	8.69%
Focus Growth Class I	03/08/95	28.23%	5.92%	2.87%	11.05%
Class P	01/02/96	27.86%	5.64%	2.61%	8.84%
Global Franchise Class I	11/28/01	14.07%	6.99%	N/A	11.02%
Class P	11/28/01	13.83%	6.72%	N/A	10.72%
Global Opportunity* Class I	05/30/08	29.10%	N/A	N/A	5.99%
Class H	05/30/08	28.83%	N/A	N/A	5.77%
Class L	05/30/08	28.49%	N/A	N/A	5.65%
Global Real Estate Class I	08/30/06	20.22%	N/A	N/A	0.16%
Class P	08/30/06	19.90%	N/A	N/A	-0.12%
Class H	01/02/08	19.96%	N/A	N/A	-2.41%
Class L	06/16/08	19.26%	N/A	N/A	-1.58%
Growth Class I	04/02/91	23.11%	4.81%	2.07%	9.36%
Class P	01/02/96	22.79%	4.57%	1.82%	7.53%
International Equity Class I	08/04/89	6.08%	3.02%	5.48%	9.36%
Class P	01/02/96	5.78%	2.76%	5.23%	8.43%
International Real Estate Class I	10/01/97	9.51%	0.65%	11.14%	9.23%
Class P	10/01/97	9.26%	0.41%	10.86%	8.96%

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
International Small Cap Class I	12/15/92	15.72%	1.04%	7.97%	10.00%
Class P	10/21/08	15.41%	N/A	N/A	19.94%
Opportunity* Class I	08/12/05	19.64%	6.47%	N/A	7.94%
Class H	05/28/98	19.30%	6.20%	2.20%	4.03%
Class L	05/28/98	18.57%	5.41%	1.50%	3.31%
Small Company Growth Class I	11/01/89	27.20%	4.76%	5.32%	11.40%
Class P	01/02/96	26.86%	4.47%	5.06%	10.33%
U.S. Real Estate Class I	02/24/95	29.86%	3.83%	11.37%	13.16%
Class P	01/02/96	29.51%	3.57%	11.07%	12.16%

†    Performance information for the Class I, Class P and Class L shares of the Asian Equity, Global Advantage, Global Discovery, International Advantage, International Opportunity and Select Global Infrastructure Portfolios will be provided once the Portfolios have completed a full calendar year of operations. Performance information for the Class P shares of Advantage, Global Opportunity and Opportunity Portfolios will be provided once the Class P shares of the Portfolios have completed a full calendar year of operations.

*    Performance shown for each Portfolio's Class I, Class H and Class L shares, as applicable, for periods prior to May 21, 2010 reflects the performance of the Class I, Class A and Class C shares of the applicable Predecessor Fund.

The average annual compounded rates of return, inclusive of a maximum sales charge of 3.50% for Emerging Markets Debt Portfolio and 4.75% for Advantage, Global Real Estate, Global Opportunity and Opportunity Portfolios, of the Class H shares of the Portfolios for the 1-, 5- and 10-year periods ended December 31, 2010 and for the period from inception through December 31, 2010 are as follows:

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Advantage* Class H	06/30/08	14.37%	N/A	N/A	2.25%
Emerging Markets Debt Class H	01/02/08	10.84%	N/A	N/A	6.89%
Global Real Estate Class H	01/02/08	14.27%	N/A	N/A	-3.99%
Global Opportunity* Class H	05/30/08	22.66%	N/A	N/A	3.80%
Opportunity* Class H	05/28/98	13.62%	5.18%	1.71%	3.63%

†    Performance information for the Class H shares of the Asian Equity, Global Advantage, Global Discovery, International Advantage, International Opportunity and Select Global Infrastructure Portfolios will be provided once the Portfolios have completed a full calendar year of operations.

*    Performance shown for each Portfolio's Class H shares for periods prior to May 21, 2010 reflects the performance of the Class A shares of the applicable Predecessor Fund.

The average annual compounded rates of return (after taxes on distributions) (unless otherwise noted) for the Class I Shares (with the exception of Opportunity Portfolio which shows results for Class H Shares) of the Portfolios for the 1-, 5- and 10- year periods ended December 31, 2010 and for the period from inception through December 31, 2010 are as follows:

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Active International Allocation Class I	01/17/92	8.79%	3.08%	3.82%	5.01%
Advantage* Class I	06/30/08	20.17%	N/A	N/A	4.18%
Emerging Markets Class I	09/25/92	18.53%	9.78%	13.97%	9.45%
Emerging Markets Debt Class I	02/01/94	10.58%	5.81%	8.55%	4.70%
Focus Growth Class I	03/08/95	28.23%	5.90%	2.80%	8.63%
Global Opportunity* Class I	05/30/08	29.10%	N/A	N/A	5.99%
Global Franchise Class I	11/28/01	13.68%	5.82%	N/A	10.10%
Global Real Estate Class I	08/30/06	19.59%	N/A	N/A	-0.74%
Growth Class I	04/02/91	23.11%	4.76%	2.00%	7.76%
International Equity Class I	08/04/89	5.98%	1.41%	4.14%	7.70%
International Real Estate Class I	10/01/97	9.17%	-0.39%	10.07%	8.24%
International Small Cap Class I	12/15/92	15.78%	-0.52%	6.55%	8.47%
Opportunity Class H	05/28/98	13.62%	5.18%	1.71%	3.41%
Small Company Growth Class I	11/01/89	27.20%	4.34%	4.87%	8.92%
U.S. Real Estate Class I	02/24/95	29.27%	-0.55%	7.40%	9.27%

†    Performance information for the Class I and Class P shares of the Asian Equity, Global Advantage, Global Discovery, International Advantage, International Opportunity and Select Global Infrastructure Portfolios will be provided once the Portfolios have completed a full calendar year of operations.

*    Performance shown for each Portfolio's Class I shares for periods prior to May 21, 2010 reflects the performance of the Class I shares of the applicable Predecessor Fund.

The average annual compounded rates of return (after taxes on distributions and redemptions) (unless otherwise noted) for the Class I shares (with the exception of Opportunity Portfolio which shows results for Class H shares) of the Portfolios for the 1-, 5- and 10-year periods ended December 31, 2010 and for the period from inception through December 31, 2010 are as follows:

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Active International Allocation Class I	01/17/92	6.42%	3.22%	3.69%	4.93%
Advantage* Class I	06/30/08	13.22%	N/A	N/A	3.65%
Emerging Markets Class I	09/25/92	12.39%	9.70%	13.33%	9.11%

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Emerging Markets Debt Class I	02/01/94	9.74%	5.61%	8.16%	4.97%
Focus Growth Class I	03/08/95	18.35%	5.11%	2.45%	8.27%
Global Opportunity* Class I	05/30/08	18.91%	N/A	N/A	5.10%
Global Franchise Class I	11/28/01	9.92%	5.88%	N/A	9.69%
Global Real Estate Class I	08/30/06	13.42%	N/A	N/A	-0.30%
Growth Class I	04/02/91	15.02%	4.13%	1.76%	7.37%
International Equity Class I	08/04/89	4.39%	2.55%	4.57%	7.78%
International Real Estate Class I	10/01/97	7.06%	0.38%	9.62%	7.89%
International Small Cap Class I	12/15/92	10.40%	1.08%	7.00%	8.60%
Opportunity Class H	05/28/98	8.85%	4.46%	1.47%	3.04%
Small Company Growth Class I	11/01/89	17.68%	4.05%	4.56%	8.72%
U.S. Real Estate Class I	02/24/95	19.36%	0.84%	7.63%	9.29%

†    Performance information for the Class I and Class P shares of the Asian Equity, Global Advantage, Global Discovery, International Advantage, International Opportunity and Select Global Infrastructure Portfolios will be provided once the Portfolios have completed a full calendar year of operations.

*    Performance shown for each Portfolio's Class I shares for periods prior to May 21, 2010 reflects the performance of the Class I shares of the applicable Predecessor Fund.

Calculation of Yield For Emerging Markets Debt Portfolio

The current yields for the Emerging Markets Debt Portfolio for the 30-day period ended December 31, 2010 were as follows:

Portfolio Name	Class I Shares	Class P Shares	Class H Shares	Class L Shares
Emerging Markets Debt	5.07%	4.81%	4.65%	4.29%

FINANCIAL STATEMENTS

The Fund's audited financial statements for the fiscal year ended December 31, 2010, including notes thereto, and the report of Ernst & Young LLP, an independent registered public accounting firm, are herein incorporated by reference from the Fund's Annual Report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this SAI.

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APPENDIX A

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited and Private Investment Partners Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies ("MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies.

MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services—ISS and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies—Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

•  Approval of financial statements and auditor reports if delivered with an unqualified auditor's opinion.

•  General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•  Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.  Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

a.  We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.  We consider withholding support from or voting against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

  i.  At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

  ii.  We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.  Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation/remuneration, nominating/governance or audit committee.

d.  We consider withholding support from or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.  We consider withholding support from or voting against nominees if in our view there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.  We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.  In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h.  We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.  We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee's board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.  We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies), although we also may reference National Association of Corporate Directors guidance suggesting that public company CEOs, for example, should serve on no more than two outside boards given level of time commitment required in their primary job.

k.  We consider withholding support from or voting against a nominee where we believe executive remuneration practices are poor, particularly if the company does not offer shareholders a separate "say-on-pay" advisory vote on pay.

2.  Discharge of directors' duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.  Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.  Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to gender, race or other factors.

5.   Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.  Proxy access: We consider on a case-by-case basis shareholder proposals on particular procedures for inclusion of shareholder nominees in company proxy statements.

7.  Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.  Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to "declassify" the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the United States we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.  Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.  Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the United States, we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.  Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12.  Proposals to limit directors' liability and/or broaden indemnification of officers and directors: Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of their duties.

C. Statutory Auditor Boards.

The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company's articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate Transactions and Proxy Fights.

We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in Capital Structure.

1.  We generally support the following:

•  Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•  U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•  U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•  Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market we usually follow Association of British Insurers' ("ABI") guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

•  Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•  Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•  Management proposals to effect stock splits.

•  Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•  Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.  We generally oppose the following (notwithstanding management support):

•  Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•  Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•  Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•  Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights.

1.  Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.  Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.  Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the right of holders of 10% or more of shares to call special meetings, unless the board or state law has set a policy or law establishing such rights at a threshold that we believe to be acceptable.

4.  Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.  Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.  Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

7.  Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are "bundled" and presented for a single vote.

G. Auditors.

We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration.

1.  We generally support the following:

•  Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•  Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).

•  Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

•  Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.  We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.  In the U.S. context, shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.  Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.  We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

6.  We generally support shareholder proposals for reasonable "claw-back" provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.  Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

I. Social, Political and Environmental Issues.

Shareholders in the United States and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular corporate social, political and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that if implemented would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Fund of Funds.

Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for the Policy. The Committee, which is appointed by MSIM's Long-Only Executive Committee, consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team ("CGT"). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least quarterly, and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying "split votes" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

A potential material conflict of interest could exist in the following situations, among others:

1.  The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.  The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.  Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.  If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.  If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.

3.  If the Research Providers' recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director, and at least two portfolio managers (preferably members of the Committee), as approved by the Committee. The CGT Director may request non-voting participation by MSIM's General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP and Private Investment Partners Inc. ("AIP").

Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team or the Private Equity Real Estate Fund of Funds investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.  Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.  Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

Revised September 30, 2010

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APPENDIX B

DESCRIPTION OF RATINGS

Description of Commercial Paper and Bond Ratings

I.   Excerpts From Moody's Description of Bond Ratings:

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics. Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. B—Obligations rated B are considered speculative and subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk. Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. C—Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

II.   Excerpts From S&P's Description of Bond Ratings:

AAA: Bonds rated AAA have the highest rating assigned by S&P's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA—Bonds rated AA differ from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A—Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB—An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B—An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC—An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC—An obligation rated 'CC' is currently highly vulnerable to nonpayment. C—A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

III.  Description of Moody's Ratings of State and Municipal Notes: Moody's ratings for state and municipal notes and other short-term obligations are designated as Municipal Investment Grade ("MIG") and are divided into the following levels: MIG-1—superior credit quality, enjoying excellent protection from established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing; MIG-2—strong credit quality with margins of protection that are ample although not so large as in the preceding group; MIG-3—acceptable credit quality, with liquidity and cash-flow protection which may be narrow and market access for re-financing that is likely to be less well-established; SG—denotes speculative-grade credit quality and debt instruments that may lack sufficient margins of protection.

IV.   Description of Moody's Highest Commercial Paper Rating: Prime-1 ("P-1") -Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

V.   Excerpt From S&P's Rating of Municipal Note Issues: An S&P municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. Determining which type of rating, if any, to assign S&P's analysis will review the following considerations: (i) Amortization schedule: the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and (ii) Source of payment: the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note. Note rating symbols are as follows: SP-l—strong capacity to pay principal and interest, with a designation of SP-1+ indicating a very strong capacity to pay debt service; SP-2—satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes; SP-3—speculative capacity to pay principal and interest.

VI.   Description of S&P's Highest Commercial Paper Ratings: A-l—The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, obligations designated with a plus sign indicate that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

VII. Excerpts from Fitch's Bond Ratings:

AAA: Bonds considered to be investment grade and of the highest credit quality. This rating denotes the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments that is highly unlikely to be adversely affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. This rating denotes expectations of very low default risk. They indicate very strong capacity for payment of financial commitments that is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. This rating denotes expectations of low default risk. The capacity for payment of financial conditions is considered strong but may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. This rating indicates that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Bonds are considered speculative. This rating indicates an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments. Bonds rated in this category and below are not investment grade.

B: Bonds are considered highly speculative. This rating indicates that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Bonds are considered a substantial credit risk and default is a real possibility.

CC: Bonds are considered a very high level of credit risk and default of some kind appears probable.

C: Bonds are at exceptionally high levels of credit risk and default is imminent or inevitable, or the issuer is in standstill.

D: Indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA obligation rating category, or to corporate finance obligation ratings in the categories below B.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

PART C. OTHER INFORMATION

ITEM 28. EXHIBITS

(a) (1)	Articles of Amendment and Restatement is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on October 13, 1995.

(2)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (reclassifying shares) is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on May 24, 1996.

(3)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding new Technology Portfolio) is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on May 24, 1996.

(4)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio) is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(5)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios) is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(6)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio) is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(7)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Active Country Allocation Portfolio name changed to Active International Portfolio) is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(8)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Active International Portfolio name changed to Active International Allocation Portfolio) is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(9)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.) is incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(10)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Aggressive Equity Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small Company Growth Portfolio) is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on May 1, 2000.

(11)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Institutional Fund, Inc., Global Equity Portfolio name changed to Global Value Equity Portfolio, European Equity Portfolio named changed to European Value Equity Portfolio and Japanese Equity Portfolio name changed to Japanese Value Equity Portfolio) is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on April 30, 2001.

(12)

Articles of Amendment to the Amended and Restated Articles of Incorporation (Fixed Income Portfolio name changed to Fixed Income III Portfolio, High Yield Portfolio name changed to High Yield II Portfolio and Global Fixed Income Portfolio name changed to Global Fixed Income II Portfolio) dated July 23, 2001 is incorporated herein by reference to Exhibit (a) (12) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(13)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding new Global Franchise Portfolio) is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on November 26, 2001.

(14)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Large Cap Relative Value Portfolio) is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on June 6, 2003.

(15)

Certificate of Correction to the Articles Supplementary dated as of March 21, 2005, is incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on July 18, 2007.

(16)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(17)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(18)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the Asian Equity, Asian Real Estate, European Value Equity, Japanese Value Equity, Latin American and Technology Portfolios) are incorporated herein by reference to Exhibit (a)(16) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(19)

Articles of Amendment to the Articles of Amendment and Restatement (Large Cap Relative Value Portfolio name changed to Large Cap Value Portfolio and Value Equity Portfolio name changed to Large Cap Relative Value Portfolio) is incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(20)

Articles of Amendment to the Articles of Amendment and Restatement (European Real Estate Portfolio name changed to International Real Estate Portfolio) is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(21)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(19) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(22)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(23)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Value Equity Portfolio to the Large Cap Relative Value Portfolio and the Equity Growth Portfolio to the U.S. Large Cap Growth Portfolio) is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(24)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding International Growth Equity Portfolio), is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(25)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (effecting a reverse stock split of the Emerging Markets Debt Portfolio), is incorporated herein by reference to Exhibit (a) (24) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(26)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), are incorporated herein by reference to Exhibit (a) (25) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(27)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Global Real Estate Portfolio), is incorporated herein by reference to Exhibit (a) (26) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on May 3, 2006.

(28)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Municipal Money Market Portfolio and Money Market Portfolio), is incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on July 18, 2007.

(29)

Certificate of Correction to the Registrant’s Articles of Amendment dated February 6, 2007, is incorporated herein by reference to Exhibit (a)(27) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(30)

Certificate of Correction to the Registrant’s Articles of Amendment dated February 6, 2007, is incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(31)

Articles of Restatement, dated February 20, 2007, is incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(32)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Disciplined Large Cap Value Active Extension Portfolio and Systematic Large Cap Core Active Extension Portfolio), dated February 21, 2007, is incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(33)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding International Growth Active Extension Portfolio), dated April 25, 2007 is incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on July 10, 2007.

(34)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding U.S. Small/Mid Cap Value Portfolio), dated September 26, 2007, is incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(35)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class H shares to certain Portfolios), dated December 18, 2007, is incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(36)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement, (redesignating all Portfolios’ Class A and Class B shares as Class I and Class P shares, respectively), dated December 18, 2007, is incorporated herein by reference to Exhibit (a)(36) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(37)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Focus Equity Portfolio to the Focus Growth Portfolio and the U.S. Large Cap Growth Portfolio to the Capital Growth Portfolio), dated April 22, 2008, is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A filed on April 28, 2008.

(38)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class L shares to certain Portfolios), is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on June 3, 2008.

(39)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios), dated June 27, 2008, are incorporated herein by reference to Exhibit (a)(38) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(40)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Disciplined Large Cap Value Active Extension and Systematic Large Cap Core Active Extension Portfolios), dated October 13, 2008, are incorporated herein by reference to Exhibit (a)(39) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(41)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (with respect to Class P shares of International Small Cap Portfolio), are incorporated herein by reference to Exhibit (a)(40) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(42)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Magnum Portfolio) dated April 16, 2009, are incorporated herein by reference to Exhibit (a)(42) to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed on April 28, 2009.

(43)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Growth Active Extension Portfolio), dated January 20, 2010, are incorporated herein by reference to Exhibit (a)(43) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(44)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Global Value Equity Portfolio), dated January 20, 2010, are incorporated herein by reference to Exhibit (a)(44) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(45)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Advantage, Equity Growth, Global Growth and International Opportunity Portfolios), dated January 20, 2010, are incorporated herein by reference to Exhibit (a)(45) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(46)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Growth Equity, Large Cap Relative Value and U.S. Small/Mid Cap Value Portfolios), dated July 28, 2010, is incorporated herein by reference to Exhibit (a)(46) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(47)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Select Global Infrastructure Portfolio), dated July 28, 2010, is incorporated herein by reference to Exhibit (a)(47) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(48)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Equity Growth Portfolio to the Opportunity Portfolio and changing the name of the Global Growth Portfolio to the Global Opportunity Portfolio), dated October 4, 2010, is incorporated herein by reference to Exhibit (a)(48) to Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed on October 28, 2010.

(49)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Asian Equity, Global Advantage, Global Discovery and International Advantage Portfolios), is incorporated herein by reference to Exhibit (a)(49) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(50)	Articles of Amendment (renaming the Capital Growth Portfolio), dated April 5, 2011, are filed herewith.

(b)

Amended and Restated By-Laws, dated June 20, 2007, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(c) (1)

Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares is incorporated herein by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to the Registration Statement filed on February 28, 1997.

(2)

Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares is incorporated herein by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to the Registration Statement filed on February 28, 1997.

(d) (1)

Amended and Restated Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(2)

Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (formerly Morgan Stanley Dean Witter Investment Advisors Inc.) (with respect to the Money Market and Municipal Money Market Portfolios) is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on May 1, 2000.

(3)

Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Asset & Investment Trust Management Co., Limited (relating to the Japanese Value Equity Portfolio and International Magnum Portfolio), is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on April 30, 2004.

(4)

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Emerging Markets Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, International Equity Portfolio, International Real Estate Portfolio, International Small Cap Portfolio and Select Global Infrastructure Portfolio), is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(5)

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company (relating to the Asian Equity Portfolio, Emerging Markets Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, International Equity Portfolio, International Real Estate Portfolio and Select Global Infrastructure Portfolio), is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(e)

Distribution Agreement, between Registrant and Morgan Stanley Distribution, Inc. is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 53 to the Registration Statement on Form N1-A filed on April 29, 2005.

(f)	Not applicable.

(g)

Custody Agreement between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(h) (1)

Amended and Restated Administration Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated as of November 1, 2004, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on February 11, 2005.

(2)

Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Services Company Inc., dated June 9, 2008, is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(3)	Amendment to Transfer Agency and Service Agreement between Registrant and Morgan Stanley Services Company Inc., dated April 23, 2009, is filed herewith.

(i) (1)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP is incorporated herein by reference to Exhibit (i)(1) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(2)

Opinion and Consent of Clifford Chance US LLP is incorporated herein by reference to Exhibit (i)(2) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(3)

Opinion and Consent of Clifford Chance US LLP (with respect to the International Growth Equity Portfolio), is incorporated herein by reference to Exhibit (i)(3) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(4)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to the International Growth Equity Portfolio), is incorporated herein by reference to Exhibit (i)(4) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(5)

Opinion and Consent of Clifford Chance US LLP (with respect to the Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), is incorporated herein by reference to Exhibit (i) (5) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(6)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to the Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), is incorporated herein by reference to Exhibit (i) (6) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(7)

Opinion and Consent of Clifford Chance US LLP (with respect to the Global Real Estate Portfolio), is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed on August 1, 2006.

(8)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to the Global Real Estate Portfolio), is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed on August 1, 2006.

(9)

Opinion and Consent of Clifford Chance, LLP (with respect to the Disciplined Large Cap Value Active Extension Portfolio and Systematic Large Cap Core Active Extension Portfolio), is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(10)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to the Disciplined Large Cap Value Active Extension and Systematic Large Cap Core Active Extension Portfolio), is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(11)

Opinion and Consent of Clifford Chance US LLP (with respect to the International Growth Active Extension Portfolio), is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A, filed on July 18, 2007.

(12)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to the International Growth Active Extension Portfolio), is incorporated herein by reference to Exhibit (i)(12) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A, filed on July 18, 2007.

(13)

Opinion and Consent of Clifford Chance US LLP (with respect to U.S. Small/Mid Cap Value Portfolio), is incorporated herein by reference to Exhibit (i)(13) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(14)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to U.S. Small/Mid Cap Value Portfolio), is incorporated herein by reference to Exhibit (i)(14) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(15)

Opinion and Consent of Clifford Chance US LLP (with respect to Class H Shares), is incorporated herein by reference to Exhibit (i)(15) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(16)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to Class H Shares), is incorporated herein by reference to Exhibit (i)(16) to Post-Effective Amendment No. 73 to the Registration Statement on Form
N-1A filed on December 20, 2007.

(17)

Opinion and Consent of Clifford Chance US LLP (with respect to Class L Shares), is incorporated herein by reference to Exhibit (i)(17) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on June 3, 2008.

(18)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to Class L Shares), is incorporated herein by reference to Exhibit (i)(18) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on June 3, 2008.

(19)

Opinion and Consent of Clifford Chance US LLP (with respect to Class P shares of International Small Cap Portfolio), is incorporated herein by reference to Exhibit (i)(19) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed October 17, 2008.

(20)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to Class P shares of International Small Cap Portfolio), is incorporated herein by reference to Exhibit (i)(20) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed October 17, 2008.

(21)

Opinion and Consent of Dechert LLP (with respect to Advantage, Equity Growth, Global Growth and International Opportunity Portfolios), is incorporated herein by reference to Exhibit (i)(22) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(22)

Opinion of Ballard Spahr LLP (with respect to Advantage, Equity Growth, Global Growth and International Opportunity Portfolios), is incorporated herein by reference to Exhibit (i)(23) to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A filed on February 23, 2010.

(23)

Opinion and Consent of Dechert LLP (with respect to Select Global Infrastructure Portfolio), is incorporated herein by reference to Exhibit (i)(23) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(24)

Opinion of Ballard Spahr LLP (with respect to Select Global Infrastructure Portfolio), is incorporated herein by reference to Exhibit (i)(24) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(25)

Opinion and Consent of Dechert LLP (with respect to Global Advantage, Global Discovery and International Advantage Portfolios), is incorporated herein by reference to Exhibit (i)(25) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(26)

Opinion of Ballard Spahr LLP (with respect to Global Advantage, Global Discovery and International Advantage Portfolios), is incorporated herein by reference to Exhibit (i)(26) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(27)

Opinion and Consent of Dechert LLP (with respect to Asian Equity Portfolio), is incorporated by reference to Exhibit (i)(27) to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on December 22, 2010.

(28)

Opinion of Ballard Spahr LLP (with respect to Asian Equity Portfolio), is incorporated by reference to Exhibit (i)(28) to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on December 22, 2010.

(29)	Consent of Dechert LLP, is filed herewith.

(j) (1)	Consent of Independent Registered Public Accounting Firm, is filed herewith.

(k)	Not applicable.

(l)	Purchase Agreement, is incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on August 1, 1995.

(m) (1)

Amended and Restated Shareholder Services Plan under Rule 12b-1 for Class P Shares, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(2)

Shareholder Services Plan under Rule 12b-1 for Class H Shares, is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(3)

Distribution and Shareholder Services Plan under Rule 12b-1 for Class L Shares, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(n)	Not applicable.

(o)

Amended and Restated Multi-Class 18f-3 Plan, is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on December 14, 2010.

(p) (1)	Code of Ethics for the Fund, is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on August 31, 2010.

(2)

Code of Ethics for Morgan Stanley Investment Management, dated February 15, 2011, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Morgan Stanley Capital Opportunities Trust filed on March 29, 2011.

(q)

Powers of Attorney of Directors dated March 8, 2011, are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Morgan Stanley Capital Opportunities Trust, filed on March 29, 2011.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

None.

ITEM 30. INDEMNIFICATION

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

Reference is made to Article Seven of the Registrant’s Articles of Incorporation which is incorporated by reference herein:

Insofar as indemnification for liability may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to paragraph 7 of the Registrant’s Investment Advisory Agreement, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties hereunder, reckless disregard by the Adviser of its obligations and duties hereunder or a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act), the Adviser shall not be subject to any liability whatsoever to the Registrant, or to any shareholder of the Registrant, for any error or judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of any Portfolio of the Registrant.

Pursuant to paragraph 6 of the Registrant’s Administration Agreement, the Administrator has no liability for any loss or damage resulting from the performance or nonperformance of its duties unless solely caused by or resulting from the gross negligence or willful misconduct. The Registrant agrees to indemnify and hold the Administrator, and third parties providing services for the benefit of the Registrant through arrangements with the Administrator, harmless from all loss, cost, damage and expense, including reasonable expenses for counsel, incurred by such person resulting from any claim, demand, action or omission by it in the performance of its duties under the Agreement or such arrangements with the Administrator, or as a result of acting upon any instructions reasonably believed by any such person to have been executed by a duly authorized officer of the Registrant or of its investment advisers, provided that this indemnification shall not apply to actions or omissions of the Administrator, its officers, employees or agents in cases of its or their own gross negligence or willful misconduct. Further, the Agreement does not protect the Administrator, its directors, officers and/or employees against liability to the Registrant or its shareholders to which it might otherwise be subject by reason of any fraud, willful misfeasance or gross negligence in the performance of its duties or the reckless disregard of its obligations under the Agreement.

Pursuant to section 5 of the Registrant’s Distribution Agreement, the Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors and any person who controls the Distributor, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims,  demands or liabilities and any counsel fees incurred in connection therewith)  which the Distributor, its officers, directors or any such controlling person, arising out of or based upon any untrue statement of a material fact contained in the Registration Statement or Prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registration Statement or Prospectus, but only in the event that a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and except in the case of the Distributor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a)           Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

Morgan Stanley Investment Management Inc. provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors.

See “Fund Management” in the Prospectus regarding the business of the investment adviser.  The following information is given regarding directors and officers of Morgan Stanley Investment Management Inc.  Morgan Stanley Investment Management, Inc. is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management, Inc. serve as directors, officers or employees:

Morgan Stanley Distributors Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Services Company Inc.
522 Fifth Avenue, New York, New York 10036

Morgan Stanley Distribution, Inc.
100 Front Street, Suite 400, West Conshohocken, Pennsylvania 19428-2899

Morgan Stanley Services Company Inc.
Harborside Financial Center, 201 Plaza Two, Jersey City, New Jersey 07311

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.:

NAME AND POSITION WITH
MORGAN STANLEY INVESTMENT	OTHER SUBSTANTIAL BUSINESS,
MANAGEMENT INC.	PROFESSION OR VOCATION

Gregory J. Fleming Managing Director and President	Managing Director and President of Morgan Stanley Investment Advisors Inc.; President of MSAM Holdings II, Inc.

Edmond Moriarty Managing Director and Director

Managing Director and Director of Morgan Stanley Investment Advisors Inc., Morgan Stanley Distributors Inc., Morgan Stanley Services Company Inc. and Morgan Stanley Distribution, Inc.; Director of MSAM Holdings II, Inc.

Christopher O’Dell Managing Director and Secretary

Managing Director and Secretary of Morgan Stanley Distributors Inc., Morgan Stanley Investment Advisors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Secretary of MSAM Holdings II, Inc. and other entities affiliated with the Adviser.

Mary Ann Picciotto Executive Director and Chief Compliance Officer	Chief Compliance Officer of the Retail Funds and Institutional Funds; Executive Director and Chief Compliance Officer of Morgan Stanley Investment Advisors Inc.

Paul Julius Managing Director, Chief Financial Officer and Treasurer

Managing Director, Chief Financial Officer and Treasurer of Morgan Stanley Investment Advisors Inc., Morgan Stanley Distributors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Chief Financial Officer and Treasurer of MSAM Holdings II, Inc.

Sara Furber Managing Director and Director

President and Principal Executive Officer of the Morgan Stanley Equity and Fixed Income Funds; Managing Director and Director of Morgan Stanley Investment Advisors Inc., Morgan Stanley Distributors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Director of MSAM Holdings II, Inc.

James Janover Managing Director and Director	Managing Director and Director of Morgan Stanley Investment Advisors Inc.; Director of MSAM Holdings II, Inc.

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

In addition, the Adviser and the Sub-Advisers act as investment adviser or sub-adviser to several other registered investment companies.

ITEM 32. PRINCIPAL UNDERWRITERS

(a)           State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

Morgan Stanley Distribution, Inc. acts as distributor for The Universal Institutional Funds, Inc., Morgan Stanley Institutional Fund Trust and Morgan Stanley Institutional Liquidity Funds, each a registered open-end management investment company.

(b)           Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 32.

The principal address for Morgan Stanley Distribution, Inc. and each director, officer or partner listed below is 100 Front Street, Suite 400, West Conshohocken, PA 19428.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITION AND OFFICES WITH MORGAN STANLEY DISTRIBUTION, INC.	POSITIONS AND OFFICES WITH THE FUND
Lisa Jones	President and Director	None
Sara Furber	Director	President and Principal Executive Officer of the Morgan Stanley Equity and Fixed Income Funds
Edmond Moriarty	Director	None
Paul Julius	Chief Financial Officer and Treasurer	None
Christopher O’Dell	Secretary	None

Keraya Jefferson	Chief Compliance Officer	None
Gina Gallagher	Chief Anti-Money Laundering Officer	None
Joseph D’Auria	Financial and Operations Principal	None

(c)           Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by each principal underwriter who is NOT an affiliated person of the Fund or any affiliated person of an affiliated person:

Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

State the name and address of each person maintaining principal possession of each account, book on other document required to be maintained by Section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
(records relating to its function as custodian)

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036
(records relating to its function as investment adviser)

Morgan Stanley Services Company Inc.
Harborside Financial Center,
201 Plaza Two 2nd Floor
Jersey City, New Jersey 07311
(records relating to its function as administrator, transfer agent and dividend disbursing agent)

ITEM 34. MANAGEMENT SERVICES

Provide a summary of the substantive provisions of any management-related service contract not discussed in part A or part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund’s last three fiscal years.

Not applicable.

ITEM 35. UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of April, 2011.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

By	/s/ Sara Furber
Sara Furber
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 93 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer		President and Principal Executive Officer

By	/s/ Sara Furber		April 27, 2011
Sara Furber

(2) Principal Financial Officer		Principal Financial Officer

By	/s/ Francis J. Smith		April 27, 2011
Francis J. Smith

(3) Majority of the Directors

James F. Higgins

By	/s/ Stefanie V. Chang Yu		April 27, 2011

Stefanie V. Chang Yu
Attorney-in-Fact

	Frank L. Bowman	Michael F. Klein
	Michael Bozic	Michael E. Nugent (Chairman)
	Kathleen A. Dennis	W. Allen Reed
	Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By	/s/ Carl Frischling		April 27, 2011
Carl Frischling
Attorney-in-Fact

EXHIBIT INDEX

(a)	(50)	Articles of Amendment (renaming Capital Growth Portfolio), dated April 5, 2011.

(h)	(3)	Amendment to Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Services Company Inc., dated April 23, 2009.

(i)	(29)	Consent of Dechert LLP.

(j)	(1)	Consent of Independent Registered Public Accounting Firm.